UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

May 31, 2011

1.802153.107

AIR-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
AEROSPACE & DEFENSE - 40.5%
Aerospace & Defense - 40.5%
AerCap Holdings NV (a)	19,200	$ 260,352
Bombardier, Inc. Class B (sub. vtg.)	737,700	5,139,042
Esterline Technologies Corp. (a)	7,900	597,398
Goodrich Corp.	50,600	4,416,874
Meggitt PLC	24,045	145,080
Precision Castparts Corp.	45,100	7,085,210
Rockwell Collins, Inc.	68,300	4,175,179
Textron, Inc.	149,200	3,413,696
The Boeing Co.	145,100	11,322,153
TransDigm Group, Inc. (a)	4,400	360,800
		36,915,784
AIR FREIGHT & LOGISTICS - 27.3%
Air Freight & Logistics - 27.3%
Air Transport Services Group, Inc. (a)	110,700	824,715
Atlas Air Worldwide Holdings, Inc. (a)	15,500	980,995
C.H. Robinson Worldwide, Inc.	25,600	2,053,632
Dart Group PLC	552,886	791,239
Expeditors International of Washington, Inc.	92,900	4,906,978
Express-1 Expedited Solutions, Inc. (a)	231,800	519,232
FedEx Corp.	35,100	3,286,764
Pacer International, Inc. (a)	41,300	215,586
United Parcel Service, Inc. Class B	130,200	9,568,398
UTI Worldwide, Inc.	76,200	1,693,926
		24,841,465
AIRLINES - 27.0%
Airlines - 27.0%
Air Canada Class A (a)(e)	500,000	1,145,570
Alaska Air Group, Inc. (a)	39,700	2,681,338
Copa Holdings SA Class A	22,400	1,399,776
Delta Air Lines, Inc. (a)	450,102	4,537,028
Hawaiian Holdings, Inc. (a)	63,600	352,344
JetBlue Airways Corp. (a)(d)	133,300	809,131
Ryanair Holdings PLC sponsored ADR	111,800	3,286,920
SkyWest, Inc.	28,900	445,927
Southwest Airlines Co.	367,300	4,345,159
United Continental Holdings, Inc. (a)(d)	167,485	4,044,763
US Airways Group, Inc. (a)(d)	171,700	1,562,470
		24,610,426
MACHINERY - 0.3%
Construction & Farm Machinery & Heavy Trucks - 0.3%
ASL Marine Holdings Ltd.	602,000	292,849

	Shares	Value
MARINE - 0.5%
Marine - 0.5%
Kuehne & Nagel International AG	2,570	$ 403,474
ROAD & RAIL - 0.7%
Trucking - 0.7%
Tegma Gestao Logistica	39,500	633,643
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Aircastle Ltd.	39,400	494,076
TRANSPORTATION INFRASTRUCTURE - 0.2%
Airport Services - 0.2%
Avantair, Inc. (a)	88,968	182,384
TOTAL COMMON STOCKS (Cost $71,961,271)		88,374,101
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.14% (b)	3,078,829	3,078,829
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,973,900	1,973,900
TOTAL MONEY MARKET FUNDS (Cost $5,052,729)		5,052,729
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $77,014,000)	93,426,830
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(2,322,144)
NET ASSETS - 100%	$ 91,104,686
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,145,570 or 1.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 260
Fidelity Securities Lending Cash Central Fund	1,434
Total	$ 1,694
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $77,296,089. Net unrealized appreciation aggregated $16,130,741, of which $17,631,463 related to appreciated investment securities and $1,500,722 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

May 31, 2011

1.802154.107

AUT-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AUTO COMPONENTS - 55.1%
Auto Parts & Equipment - 52.5%
American Axle & Manufacturing Holdings, Inc. (a)	262,100	$ 3,029,876
Amerigon, Inc. (a)(e)	73,400	1,220,642
Autoliv, Inc. (e)	86,455	6,655,306
BorgWarner, Inc. (a)	76,200	5,525,262
Dana Holding Corp. (a)	514,800	9,328,176
Delphi Corp. Class B (a)	300	7,320,000
Drew Industries, Inc.	29,000	765,600
Exide Technologies (a)	415,100	4,092,886
Federal-Mogul Corp. Class A (a)	100,024	2,316,556
Gentex Corp.	107,200	3,146,320
Johnson Controls, Inc.	240,670	9,530,532
Lear Corp.	183,400	9,320,388
Magna International, Inc. Class A (sub. vtg.) (e)	137,484	6,654,626
Martinrea International, Inc. (a)	185,900	1,626,949
Modine Manufacturing Co. (a)	121,300	1,926,244
Stoneridge, Inc. (a)	51,489	788,811
Tenneco, Inc. (a)	268,446	11,207,621
Tower International, Inc.	31,900	551,232
TRW Automotive Holdings Corp. (a)	272,700	15,508,449
		100,515,476
Tires & Rubber - 2.6%
Cooper Tire & Rubber Co.	97,400	2,353,184
The Goodyear Tire & Rubber Co. (a)	145,726	2,583,722
		4,936,906
TOTAL AUTO COMPONENTS		105,452,382
AUTOMOBILES - 40.7%
Automobile Manufacturers - 37.6%
Fiat SpA	196,700	2,089,898
Ford Motor Co. (a)	1,317,261	19,653,532
General Motors Co.	513,739	16,342,038
General Motors Co.:
warrants 7/10/16 (a)	107,036	2,428,647
warrants 7/10/19 (a)	107,036	1,784,290
Honda Motor Co. Ltd. sponsored ADR (e)	327,200	12,433,600
Thor Industries, Inc.	44,700	1,443,810
Toyota Motor Corp. sponsored ADR (e)	189,000	15,741,810
		71,917,625
Motorcycle Manufacturers - 3.1%
Harley-Davidson, Inc.	162,400	6,034,784
TOTAL AUTOMOBILES		77,952,409

	Shares	Value
MACHINERY - 0.3%
Construction & Farm Machinery & Heavy Trucks - 0.3%
Meritor, Inc. (a)	28,100	$ 463,931
SPECIALTY RETAIL - 2.0%
Automotive Retail - 2.0%
Asbury Automotive Group, Inc. (a)	118,726	1,994,597
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	144,700	1,891,229
		3,885,826
TOTAL COMMON STOCKS (Cost $136,971,629)		187,754,548
Nonconvertible Bonds - 0.2%
Principal Amount
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $711,577)	$ 31,005,000	530,186
Money Market Funds - 11.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	111,229	111,229
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	21,679,725	21,679,725
TOTAL MONEY MARKET FUNDS (Cost $21,790,954)		21,790,954
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $159,474,160)	210,075,688
NET OTHER ASSETS (LIABILITIES) - (9.7)%	(18,658,478)
NET ASSETS - 100%	$ 191,417,210
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 254
Fidelity Securities Lending Cash Central Fund	21,623
Total	$ 21,877
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 187,754,548	$ 180,434,548	$ 7,320,000	$ -
Nonconvertible Bonds	530,186	-	-	530,186
Money Market Funds	21,790,954	21,790,954	-	-
Total Investments in Securities:	$ 210,075,688	$ 202,225,502	$ 7,320,000	$ 530,186
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	871,247
Cost of Purchases	-
Proceeds of Sales	(10,107,636)
Amortization/Accretion	-
Transfers in to Level 3	9,766,575
Transfers out of Level 3	-
Ending Balance	$ 530,186
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 871,247

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $160,280,095. Net unrealized appreciation aggregated $49,795,593, of which $54,834,914 related to appreciated investment securities and $5,039,321 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

May 31, 2011

1.802155.107

BAN-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CAPITAL MARKETS - 2.7%
Asset Management & Custody Banks - 2.7%
Bank of New York Mellon Corp.	95,103	$ 2,673,345
State Street Corp.	172,900	7,913,633
		10,586,978
COMMERCIAL BANKS - 84.7%
Diversified Banks - 28.2%
Banco ABC Brasil SA	257,000	1,963,574
Comerica, Inc.	407,800	14,725,658
U.S. Bancorp, Delaware	1,729,400	44,272,640
Wells Fargo & Co.	1,751,992	49,704,013
		110,665,885
Regional Banks - 56.5%
American River Bankshares (a)	122,057	788,488
Bank of the Ozarks, Inc. (d)	205,900	10,008,799
BB&T Corp. (d)	756,900	20,845,026
CapitalSource, Inc.	98,000	634,060
Cathay General Bancorp	119,400	1,946,220
Center Financial Corp. (a)	1,099,750	7,192,365
Central Valley Community Bancorp (a)	123,448	812,288
Chemical Financial Corp.	120,100	2,363,568
CIT Group, Inc. (a)	231,900	10,280,127
City National Corp.	191,600	10,792,828
CVB Financial Corp. (d)	349,900	3,138,603
Fifth Third Bancorp	169,300	2,211,058
First Bancorp, North Carolina	207,800	2,481,132
First Midwest Bancorp, Inc., Delaware	265,400	3,248,496
Huntington Bancshares, Inc.	2,097,351	13,842,517
KeyCorp	360,900	3,056,823
MB Financial, Inc.	180,300	3,582,561
Nara Bancorp, Inc. (a)	370,000	3,141,300
Oriental Financial Group, Inc.	213,180	2,630,641
Pacific Continental Corp.	389,290	3,608,718
PacWest Bancorp	347,000	7,321,700
PNC Financial Services Group, Inc.	126,641	7,904,931
PrivateBancorp, Inc.	249,100	4,077,767
Regions Financial Corp.	2,484,400	17,539,864
Sandy Spring Bancorp, Inc.	230,500	4,340,315
SunTrust Banks, Inc.	697,500	19,620,675
SVB Financial Group (a)	200,665	11,915,488
Synovus Financial Corp.	978,200	2,328,116
Texas Capital Bancshares, Inc. (a)	187,700	4,698,131
West Coast Bancorp (a)	268,640	4,690,454
Western Alliance Bancorp. (a)(d)	887,200	6,538,664
Wilshire Bancorp, Inc. (a)(d)	2,152,600	6,737,638
Wintrust Financial Corp. (d)	108,200	3,513,254
Zions Bancorporation	583,500	13,904,805
		221,737,420
TOTAL COMMERCIAL BANKS		332,403,305

	Shares	Value
CONSUMER FINANCE - 2.0%
Consumer Finance - 2.0%
Capital One Financial Corp.	142,400	$ 7,738,016
DIVERSIFIED FINANCIAL SERVICES - 3.5%
Other Diversified Financial Services - 3.5%
Citigroup, Inc.	160,220	6,593,053
JPMorgan Chase & Co.	160,700	6,948,668
NBH Holdings Corp. Class A (a)(e)	13,300	239,400
		13,781,121
IT SERVICES - 2.1%
Data Processing & Outsourced Services - 2.1%
Fiserv, Inc. (a)	45,800	2,955,016
Visa, Inc. Class A	61,900	5,017,614
		7,972,630
THRIFTS & MORTGAGE FINANCE - 3.5%
Thrifts & Mortgage Finance - 3.5%
BankUnited, Inc.	3,700	104,932
MGIC Investment Corp. (a)(d)	212,592	1,713,492
New York Community Bancorp, Inc. (d)	150,700	2,441,340
Ocwen Financial Corp. (a)	284,900	3,424,498
Radian Group, Inc. (d)	537,887	2,678,677
WSFS Financial Corp.	81,200	3,391,724
		13,754,663
TOTAL COMMON STOCKS (Cost $401,504,118)		386,236,713
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.14% (b)	5,351,930	5,351,930
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	16,004,525	16,004,525
TOTAL MONEY MARKET FUNDS (Cost $21,356,455)		21,356,455
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $422,860,573)	407,593,168
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(15,280,685)
NET ASSETS - 100%	$ 392,312,483
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,400 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 933
Fidelity Securities Lending Cash Central Fund	6,186
Total	$ 7,119
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 386,236,713	$ 385,997,313	$ -	$ 239,400
Money Market Funds	21,356,455	21,356,455	-	-
Total Investments in Securities:	$ 407,593,168	$ 407,353,768	$ -	$ 239,400
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	9,975
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	229,425
Transfers out of Level 3	-
Ending Balance	$ 239,400
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 9,975

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $466,126,025. Net unrealized depreciation aggregated $58,532,857, of which $24,042,434 related to appreciated investment securities and $82,575,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

May 31, 2011

1.802156.107

BIO-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BIOTECHNOLOGY - 89.4%
Biotechnology - 89.4%
Acadia Pharmaceuticals, Inc. (a)	1,103,190	$ 2,085,029
Acorda Therapeutics, Inc. (a)	782,411	25,702,201
ADVENTRX Pharmaceuticals, Inc. (a)(d)	948,868	2,391,147
Affymax, Inc. (a)	78,204	553,684
Agenus, Inc. (a)(d)	372,100	342,332
Alexion Pharmaceuticals, Inc. (a)	1,211,534	57,450,942
Alkermes, Inc. (a)	779,658	14,283,335
Allos Therapeutics, Inc. (a)(d)	1,001,380	2,203,036
Alnylam Pharmaceuticals, Inc. (a)(d)	258,102	2,702,328
AMAG Pharmaceuticals, Inc. (a)(d)	234,277	4,324,753
Amarin Corp. PLC ADR (a)	164,445	3,135,966
Amgen, Inc. (a)	4,045,175	244,894,896
Amylin Pharmaceuticals, Inc. (a)	788,403	10,950,918
Antigenics, Inc. warrants 1/9/18 (a)(f)	1,548,000	189,402
Ardea Biosciences, Inc. (a)	64,300	1,606,857
ARIAD Pharmaceuticals, Inc. (a)	968,539	8,406,919
ArQule, Inc. (a)	449,334	3,244,191
AVEO Pharmaceuticals, Inc. (a)	196,239	3,597,061
Biogen Idec, Inc. (a)	597,787	56,628,363
BioMarin Pharmaceutical, Inc. (a)	1,900,701	53,656,789
Bionovo, Inc. (a)	1,270,000	838,200
Bionovo, Inc. warrants 1/21/16 (a)	1,043,150	338,526
Catalyst Pharmaceutical Partners, Inc. (a)(e)	1,704,732	2,011,584
Cell Therapeutics, Inc. (a)	1,718,725	3,781,195
Cepheid, Inc. (a)(d)	451,600	14,505,392
Chelsea Therapeutics International Ltd. (a)	218,240	992,992
China Biologic Products, Inc. (a)(d)	118,233	1,629,251
Codexis, Inc. (a)	226,600	2,481,270
Cubist Pharmaceuticals, Inc. (a)	442,908	17,065,245
Dendreon Corp. (a)	791,747	33,562,155
Dynavax Technologies Corp. (a)	920,300	2,540,028
Enzon Pharmaceuticals, Inc. (a)(d)	489,066	5,130,302
Exelixis, Inc. (a)(d)	1,168,068	13,584,631
Genomic Health, Inc. (a)(d)	203,985	5,615,707
Gilead Sciences, Inc. (a)	2,692,112	112,368,755
Halozyme Therapeutics, Inc. (a)	756,800	5,100,832
Human Genome Sciences, Inc. (a)(d)	1,170,259	32,029,989
Idenix Pharmaceuticals, Inc. (a)(d)	1,781,378	8,461,546
ImmunoGen, Inc. (a)	97,900	1,190,464
Incyte Corp. (a)(d)	854,180	15,144,611
Inhibitex, Inc. (a)(d)	860,321	3,948,873
InterMune, Inc. (a)(d)	779,933	29,013,508
Ironwood Pharmaceuticals, Inc. Class A (a)	168,300	2,544,696
Isis Pharmaceuticals, Inc. (a)	4,610	42,550
Keryx Biopharmaceuticals, Inc. (a)(d)	649,800	3,521,916
Lexicon Pharmaceuticals, Inc. (a)	3,617,224	5,896,075
Ligand Pharmaceuticals, Inc. Class B (a)	900	9,540
Medivation, Inc. (a)(d)	362,087	8,729,918

	Shares	Value
Metabolix, Inc. (a)(d)	316,470	$ 2,797,595
Micromet, Inc. (a)(d)	319,602	1,978,336
Momenta Pharmaceuticals, Inc. (a)(d)	407,885	8,161,779
Myrexis, Inc. (a)	4,379	18,348
Neurocrine Biosciences, Inc. (a)	662,435	5,465,089
NPS Pharmaceuticals, Inc. (a)	1,763,604	16,877,690
Oncothyreon, Inc. (a)(d)	711,800	4,605,346
ONYX Pharmaceuticals, Inc. (a)	788,872	33,487,616
Opko Health, Inc. (a)(d)	1,452,800	5,462,528
OREXIGEN Therapeutics, Inc. (a)(d)	593,600	1,679,888
PDL BioPharma, Inc.	987,533	6,557,219
Pharmacyclics, Inc. (a)(d)	475,700	3,358,442
Pharmasset, Inc. (a)	266,758	27,262,668
PolyMedix, Inc. (a)(e)	5,922,334	3,849,517
PolyMedix, Inc. warrants 4/10/16 (a)(e)	2,961,167	811,035
Progenics Pharmaceuticals, Inc. (a)	961,100	7,967,519
Protalix BioTherapeutics, Inc. (a)(d)	383,010	2,374,662
Raptor Pharmaceutical Corp. (a)(d)	898,200	4,976,028
Regeneron Pharmaceuticals, Inc. (a)	419,399	25,172,328
Rigel Pharmaceuticals, Inc. (a)	496,353	4,119,730
Sangamo Biosciences, Inc. (a)(d)	443,972	3,152,201
Savient Pharmaceuticals, Inc. (a)(d)	182,587	1,550,164
Seattle Genetics, Inc. (a)(d)	1,024,731	19,849,039
SIGA Technologies, Inc. (a)(d)	444,288	6,193,375
Spectrum Pharmaceuticals, Inc. (a)(d)	1,970,321	18,757,456
Synta Pharmaceuticals Corp. (a)	387,715	2,209,976
Targacept, Inc. (a)	257,702	5,798,295
Theravance, Inc. (a)(d)	558,723	14,599,432
Threshold Pharmaceuticals, Inc. (a)	1,578,800	2,715,536
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	685,358
United Therapeutics Corp. (a)	477,851	30,854,839
Vertex Pharmaceuticals, Inc. (a)	1,139,593	61,526,626
Vical, Inc. (a)(d)	1,686,730	6,477,043
ZIOPHARM Oncology, Inc. (a)	387,300	2,757,576
Zogenix, Inc.	402,272	1,733,792
		1,176,273,971
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp.	314,300	3
Aradigm Corp. (a)	477,800	90,782
		90,785
Health Care Supplies - 0.0%
Alimera Sciences, Inc. (a)	400	3,372
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		94,157
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Sequenom, Inc. (a)	321,700	2,551,081
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 8.8%
Pharmaceuticals - 8.8%
AcelRx Pharmaceuticals, Inc. (d)(e)	1,041,900	$ 5,001,120
Adolor Corp. (a)(e)	3,563,790	5,381,323
Aegerion Pharmaceuticals, Inc.	120,907	2,289,979
Akorn, Inc. (a)	283,227	1,928,776
Auxilium Pharmaceuticals, Inc. (a)(d)	752,204	16,841,848
AVANIR Pharmaceuticals Class A (a)(d)	3,945,420	17,793,844
Cadence Pharmaceuticals, Inc. (a)(d)	78,460	756,354
Cardiome Pharma Corp. (a)	900	4,728
Columbia Laboratories, Inc. (a)	115,920	409,198
Corcept Therapeutics, Inc. (a)(d)	1,153,700	5,699,278
Elan Corp. PLC sponsored ADR (a)	1,465,400	14,023,878
Jazz Pharmaceuticals, Inc. (a)	80,342	2,353,217
NuPathe, Inc.	17,100	140,562
Optimer Pharmaceuticals, Inc. (a)(d)	497,430	7,217,709
Pacira Pharmaceuticals, Inc.	385,700	5,515,510
Questcor Pharmaceuticals, Inc. (a)(d)	833,589	19,230,898
The Medicines Company (a)	136,900	2,616,159
ViroPharma, Inc. (a)	64,221	1,242,676
XenoPort, Inc. (a)(d)	862,004	6,680,531
		115,127,588
TOTAL COMMON STOCKS (Cost $1,104,778,350)		1,294,046,797
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 11.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	2,921,379	$ 2,921,379
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	150,019,887	150,019,887
TOTAL MONEY MARKET FUNDS (Cost $152,941,266)		152,941,266
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $1,264,443,754)	1,450,404,121
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(135,019,554)
NET ASSETS - 100%	$ 1,315,384,567
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,605,460 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 1,930,622
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,569
Fidelity Securities Lending Cash Central Fund	808,177
Total	$ 811,746
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AcelRx Pharmaceuticals, Inc.	$ 3,771,678	$ -	$ -	$ -	$ 5,001,120
Adolor Corp.	4,989,306	-	-	-	5,381,323
Catalyst Pharmaceutical Partners, Inc.	1,389,997	578,704	-	-	2,011,584
PolyMedix, Inc.	-	4,291,522	-	-	3,849,517
PolyMedix, Inc. warrants 4/10/16	-	446,434	-	-	811,035
Total	$ 10,150,981	$ 5,316,660	$ -	$ -	$ 17,054,579
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,294,046,797	$ 1,292,022,473	$ 2,024,321	$ 3
Convertible Preferred Stocks	3,416,058	-	-	3,416,058
Money Market Funds	152,941,266	152,941,266	-	-
Total Investments in Securities:	$ 1,450,404,121	$ 1,444,963,739	$ 2,024,321	$ 3,416,061
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,416,061
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,416,061
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,278,070,786. Net unrealized appreciation aggregated $172,333,335, of which $244,758,786 related to appreciated investment securities and $72,425,451 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

May 31, 2011

1.802157.107

BRO-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CAPITAL MARKETS - 66.3%
Asset Management & Custody Banks - 31.5%
Affiliated Managers Group, Inc. (a)	228,200	$ 24,127,583
AllianceBernstein Holding LP	233,900	4,869,798
Ameriprise Financial, Inc.	77,300	4,733,079
Apollo Global Management LLC Class A	370,100	6,669,202
Artio Global Investors, Inc. Class A (d)	326,463	4,567,217
Bank of New York Mellon Corp.	124,100	3,488,451
BlackRock Kelso Capital Corp. (d)	467,200	4,629,952
BlackRock, Inc. Class A	14,200	2,918,952
Calamos Asset Management, Inc. Class A	30,000	449,700
Franklin Resources, Inc.	117,200	15,186,776
Invesco Ltd.	937,207	23,120,897
Janus Capital Group, Inc.	569,209	5,879,929
Legg Mason, Inc.	195,561	6,617,784
MCG Capital Corp.	503,007	3,460,688
Northern Trust Corp.	217,700	10,621,583
Och-Ziff Capital Management Group LLC Class A	684,849	10,142,614
PennantPark Investment Corp.	223,474	2,777,782
Solar Capital Ltd.	100	2,475
State Street Corp.	10,100	462,277
T. Rowe Price Group, Inc.	100	6,330
U.S. Global Investments, Inc. Class A	356,429	2,822,918
Waddell & Reed Financial, Inc. Class A	130,600	5,041,160
		142,597,147
Diversified Capital Markets - 2.1%
UBS AG (NY Shares) (a)	495,685	9,576,634
Investment Banking & Brokerage - 32.7%
E*TRADE Financial Corp. (a)	1,459,600	23,076,276
Evercore Partners, Inc. Class A	578,415	21,407,140
GFI Group, Inc.	3,167,324	14,347,978
Goldman Sachs Group, Inc.	167,100	23,515,983
ICAP PLC	604,600	4,816,542
Jefferies Group, Inc.	686,149	15,191,339
MF Global Holdings Ltd. (a)	2,154,751	16,613,130
Morgan Stanley	949,875	22,948,980
SWS Group, Inc.	191,783	1,246,590
TD Ameritrade Holding Corp.	242,649	5,229,086
		148,393,044
TOTAL CAPITAL MARKETS		300,566,825
COMMERCIAL BANKS - 8.9%
Diversified Banks - 4.2%
BNP Paribas SA	15,500	1,209,098
Comerica, Inc.	493,706	17,827,724
		19,036,822

	Shares	Value
Regional Banks - 4.7%
Regions Financial Corp.	2,230,200	$ 15,745,212
Synovus Financial Corp. (d)	2,324,130	5,531,429
		21,276,641
TOTAL COMMERCIAL BANKS		40,313,463
DIVERSIFIED FINANCIAL SERVICES - 13.7%
Other Diversified Financial Services - 9.3%
Bank of America Corp.	601,100	7,062,925
Citigroup, Inc.	565,910	23,287,197
JPMorgan Chase & Co.	270,500	11,696,420
		42,046,542
Specialized Finance - 4.4%
Bursa Malaysia Bhd	5,759,200	14,615,608
Hellenic Exchanges Holding SA	69,600	550,734
IntercontinentalExchange, Inc. (a)	40,700	4,910,455
		20,076,797
TOTAL DIVERSIFIED FINANCIAL SERVICES		62,123,339
INSURANCE - 1.5%
Multi-Line Insurance - 1.5%
Genworth Financial, Inc. Class A (a)	620,898	6,898,177
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
China Finance Online Co. Ltd. ADR (a)(d)	341,300	1,624,588
IT SERVICES - 5.3%
Data Processing & Outsourced Services - 5.3%
MasterCard, Inc. Class A	4,031	1,157,099
Visa, Inc. Class A	281,100	22,785,966
		23,943,065
TOTAL COMMON STOCKS (Cost $434,741,967)		435,469,457
Investment Companies - 3.5%

Ares Capital Corp. (Cost $14,778,071)	938,207	15,780,642
Money Market Funds - 0.8%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $3,562,308)	3,562,308	3,562,308
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,013,000)	$ 2,013,006	$ 2,013,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $455,095,346)	456,825,407
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(3,366,740)
NET ASSETS - 100%	$ 453,458,667
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,013,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 950,194
Barclays Capital, Inc.	716,026
Merrill Lynch, Pierce, Fenner & Smith, Inc.	346,780
$ 2,013,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,825
Fidelity Securities Lending Cash Central Fund	3,577
Total	$ 6,402
Other Information

All Investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $460,293,559. Net unrealized depreciation aggregated $3,468,152, of which $35,867,098 related to appreciated investment securities and $39,335,250 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

May 31, 2011

1.802159.107

CHE-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 94.3%
Commodity Chemicals - 8.7%
Arkema SA (d)	199,600	$ 21,873,321
Celanese Corp. Class A	783,261	40,800,065
Westlake Chemical Corp. (d)	166,300	9,329,430
		72,002,816
Diversified Chemicals - 33.9%
Akzo Nobel NV	173,407	12,513,949
Ashland, Inc.	521,800	35,659,812
BASF AG	137,754	12,735,476
Cabot Corp.	420,300	17,749,269
Dow Chemical Co.	2,133,738	77,091,955
E.I. du Pont de Nemours & Co.	1,224,700	65,276,510
Eastman Chemical Co.	72,700	7,695,295
Olin Corp.	740,800	17,794,016
PPG Industries, Inc.	166,700	14,786,290
Solutia, Inc. (a)	782,013	19,526,865
		280,829,437
Fertilizers & Agricultural Chemicals - 19.4%
CF Industries Holdings, Inc.	357,525	54,980,195
Intrepid Potash, Inc. (a)	65,100	2,095,569
Monsanto Co.	615,140	43,699,546
Potash Corp. of Saskatchewan, Inc.	298,200	16,809,623
The Mosaic Co.	606,100	42,942,185
		160,527,118
Industrial Gases - 15.2%
Air Products & Chemicals, Inc.	451,800	42,961,662
Airgas, Inc.	145,800	10,071,864
Praxair, Inc.	690,060	73,035,950
		126,069,476
Specialty Chemicals - 17.1%
Ecolab, Inc.	707,899	38,849,497
Innophos Holdings, Inc.	247,100	11,092,319
Innospec, Inc. (a)	433,499	14,691,281
Kraton Performance Polymers, Inc. (a)	354,142	13,620,301
LyondellBasell Industries NV Class A	601,178	26,337,608
Rockwood Holdings, Inc. (a)	168,000	8,835,120
Sigma Aldrich Corp.	101,800	7,155,522
W.R. Grace & Co. (a)	459,824	21,515,165
		142,096,813
TOTAL CHEMICALS		781,525,660
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Environmental & Facility Services - 0.8%
Swisher Hygiene, Inc. (a)(e)	549,240	3,262,485
Swisher Hygiene, Inc. (Canada) (a)(d)	559,700	3,691,091
		6,953,576

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Drilling - 0.4%
Ocean Rig UDW, Inc. (a)	166,100	$ 3,269,139
OIL, GAS & CONSUMABLE FUELS - 4.2%
Oil & Gas Refining & Marketing - 1.0%
CVR Energy, Inc. (a)	364,300	7,963,598
Oil & Gas Storage & Transport - 3.2%
Atlas Energy LP	211,700	5,228,990
Atlas Pipeline Partners, LP	133,400	4,735,700
Targa Resources Corp.	243,000	8,485,560
Williams Companies, Inc.	268,200	8,418,798
		26,869,048
TOTAL OIL, GAS & CONSUMABLE FUELS		34,832,646
TOTAL COMMON STOCKS (Cost $681,984,067)		826,581,021
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.14% (b)	1,745,544	1,745,544
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	26,430,325	26,430,325
TOTAL MONEY MARKET FUNDS (Cost $28,175,869)		28,175,869
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $710,159,936)	854,756,890
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(25,820,587)
NET ASSETS - 100%	$ 828,936,303
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,262,485 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 4,076,922
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,419
Fidelity Securities Lending Cash Central Fund	186,124
Total	$ 198,543
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 826,581,021	$ 823,318,536	$ 3,262,485	$ -
Money Market Funds	28,175,869	28,175,869	-	-
Total Investments in Securities:	$ 854,756,890	$ 851,494,405	$ 3,262,485	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $719,711,188. Net unrealized appreciation aggregated $135,045,702, of which $147,543,252 related to appreciated investment securities and $12,497,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

May 31, 2011

1.802166.107

DEV-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 77.4%
Communications Equipment - 77.4%
Acme Packet, Inc. (a)	138,090	$ 10,452,032
ADTRAN, Inc.	171,604	7,354,947
ADVA AG Optical Networking (a)	504,160	3,509,896
Alcatel-Lucent SA sponsored ADR (a)(d)	4,570,943	25,917,247
Arris Group, Inc. (a)	89,329	1,008,524
Aruba Networks, Inc. (a)(d)	299,023	8,498,234
Aviat Networks, Inc. (a)	74,065	345,884
BigBand Networks, Inc. (a)	704,147	1,478,709
Black Box Corp.	9,800	323,008
Brocade Communications Systems, Inc. (a)	1,336,241	8,912,727
Calix Networks, Inc. (a)	145,600	3,140,592
Ceragon Networks Ltd. (a)	81,785	903,724
Ciena Corp. (a)(d)	585,191	15,653,859
Cisco Systems, Inc.	2,565,526	43,100,837
Comba Telecom Systems Holdings Ltd.	1,041,150	1,153,977
Comtech Telecommunications Corp.	39,700	1,103,263
Comverse Technology, Inc. (a)	44,610	331,452
DG FastChannel, Inc. (a)	74,200	2,625,196
Digi International, Inc. (a)	66,600	785,214
DragonWave, Inc. (a)	207,300	1,407,744
EchoStar Holding Corp. Class A (a)	52,180	1,757,944
Emulex Corp. (a)	140,300	1,304,790
F5 Networks, Inc. (a)	25,854	2,936,497
Finisar Corp. (a)	395,852	9,508,365
Harmonic, Inc. (a)	285,540	2,224,357
Harris Corp.	170,500	8,429,520
HTC Corp.	478,850	20,394,379
Infinera Corp. (a)	64,774	459,895
Ixia (a)	435,904	6,861,129
JDS Uniphase Corp. (a)	686,536	13,861,162
Juniper Networks, Inc. (a)	428,312	15,680,502
Motorola Mobility Holdings, Inc.	462,808	11,634,993
Motorola Solutions, Inc.	29,381	1,406,468
NETGEAR, Inc. (a)	136,667	5,719,514
Nokia Corp. sponsored ADR (d)	35,995	252,685
Oclaro, Inc. (a)(d)	273,463	2,617,041
Oplink Communications, Inc. (a)	35,046	647,650
Opnext, Inc. (a)	756,045	2,177,410
Polycom, Inc. (a)	257,100	14,760,111
Powerwave Technologies, Inc. (a)	523,900	1,980,342
QUALCOMM, Inc.	1,180,919	69,190,046
Research In Motion Ltd. (a)	11,900	509,915
Riverbed Technology, Inc. (a)	281,642	10,679,865
Sandvine Corp. (a)	1,458,000	2,997,921
Sandvine Corp. (U.K.) (a)	118,328	243,018
ShoreTel, Inc. (a)	1,036,924	11,406,164
Sierra Wireless, Inc. (a)	194,000	2,342,536
Sonus Networks, Inc. (a)	762,732	2,471,252
Sycamore Networks, Inc.	95,000	2,302,800
Tekelec (a)	192,740	1,753,934

	Shares	Value
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	3,517,780	$ 52,203,855
Tellabs, Inc.	103,600	473,452
ViaSat, Inc. (a)	191,200	8,464,424
ZTE Corp. (H Shares)	343,920	1,224,938
		428,885,940
COMPUTERS & PERIPHERALS - 0.5%
Computer Storage & Peripherals - 0.5%
Gemalto NV	44,524	2,182,731
Novatel Wireless, Inc. (a)	139,202	743,339
		2,926,070
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
A123 Systems, Inc. (a)	1,400	8,610
General Cable Corp. (a)	34,800	1,452,900
		1,461,510
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
Cando Corp. (a)	1,063,243	931,660
Young Fast Optoelectron Co. Ltd.	82,000	558,213
		1,489,873
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	400	17,908
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
ChinaCache International Holdings Ltd. sponsored ADR (d)	75,000	904,500
Equinix, Inc. (a)	500	50,700
Keynote Systems, Inc.	38,100	808,863
OpenTable, Inc. (a)	100	8,833
Rackspace Hosting, Inc. (a)	15,800	695,200
		2,468,096
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	16,400	438,864
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)(d)	60,300	221,301
TOTAL IT SERVICES		660,165
MEDIA - 1.8%
Advertising - 1.7%
Focus Media Holding Ltd. ADR (a)	306,400	9,575,000
Broadcasting - 0.1%
Television Broadcasts Ltd.	95,000	602,209
TOTAL MEDIA		10,177,209
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Semiconductors - 3.5%
Applied Micro Circuits Corp. (a)	110,450	$ 1,168,561
Avago Technologies Ltd.	31,000	1,047,490
Cavium Networks, Inc. (a)	12,701	564,940
CSR PLC	58,483	345,556
Cypress Semiconductor Corp.	32,800	768,176
Entropic Communications, Inc. (a)	3,900	34,710
Exar Corp. (a)	6,701	42,618
Hittite Microwave Corp. (a)	800	50,736
Ikanos Communications, Inc. (a)	183,615	280,931
Inphi Corp. (d)	57,900	1,148,736
Netlogic Microsystems, Inc. (a)	48,898	1,873,771
ON Semiconductor Corp. (a)	90,444	1,014,782
Pericom Semiconductor Corp. (a)	45,400	418,588
Pixelplus Co. Ltd. ADR (a)	30,925	83,498
PLX Technology, Inc. (a)	21,500	75,465
RDA Microelectronics, Inc. sponsored ADR	195,100	2,229,993
Spreadtrum Communications, Inc. ADR (a)(d)	281,500	5,430,135
Standard Microsystems Corp. (a)	55,597	1,491,112
Volterra Semiconductor Corp. (a)	49,300	1,216,231
		19,286,029
SOFTWARE - 5.4%
Application Software - 4.3%
AsiaInfo Holdings, Inc. (a)(d)	495,800	8,889,694
AutoNavi Holdings Ltd. ADR (d)	160,500	2,750,970
BroadSoft, Inc. (a)(d)	188,700	7,461,198
NetScout Systems, Inc. (a)	41,307	958,322
SolarWinds, Inc. (a)	46,871	1,155,370
Synchronoss Technologies, Inc. (a)	76,867	2,467,431
Taleo Corp. Class A (a)	1,800	67,194
TeleNav, Inc.	5,800	94,772
		23,844,951
Systems Software - 1.1%
Allot Communications Ltd. (a)	37,800	585,144
Fortinet, Inc. (a)	33,750	1,636,538
Opnet Technologies, Inc.	28,872	1,130,916
Rovi Corp. (a)	35,229	2,041,873
TeleCommunication Systems, Inc. Class A (a)	166,423	830,451
		6,224,922
TOTAL SOFTWARE		30,069,873

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 5.9%
Wireless Telecommunication Services - 5.9%
American Tower Corp. Class A (a)	216,910	$ 12,034,167
Crown Castle International Corp. (a)	222,000	9,193,020
SBA Communications Corp. Class A (a)	280,539	11,022,377
SOFTBANK CORP.	13,000	505,048
		32,754,612
TOTAL COMMON STOCKS (Cost $483,731,486)		530,197,285
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $930,000)	$ 930,000	942,369
Money Market Funds - 15.5%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	25,324,233	25,324,233
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	60,583,850	60,583,850
TOTAL MONEY MARKET FUNDS (Cost $85,908,083)		85,908,083
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $570,569,569)	617,047,737
NET OTHER ASSETS (LIABILITIES) - (11.4)%	(63,096,049)
NET ASSETS - 100%	$ 553,951,688
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,773
Fidelity Securities Lending Cash Central Fund	113,883
Total	$ 120,656
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 530,197,285	$ 529,692,237	$ 505,048	$ -
Convertible Bonds	942,369	-	942,369	-
Money Market Funds	85,908,083	85,908,083	-	-
Total Investments in Securities:	$ 617,047,737	$ 615,600,320	$ 1,447,417	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $573,660,687. Net unrealized appreciation aggregated $43,387,050, of which $92,070,333 related to appreciated investment securities and $48,683,283 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

May 31, 2011

1.802161.107

COM-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.0%
Communications Equipment - 2.0%
Polycom, Inc. (a)	195,000	$ 11,194,950
COMPUTERS & PERIPHERALS - 76.6%
Computer Hardware - 36.8%
Apple, Inc. (a)	246,100	85,600,963
Avid Technology, Inc. (a)	316,500	5,529,255
Cray, Inc. (a)	502,500	3,216,000
Dell, Inc. (a)	1,571,907	25,276,265
Diebold, Inc.	176,800	5,843,240
Hewlett-Packard Co.	880,655	32,918,884
NCR Corp. (a)	1,110,100	21,669,152
Silicon Graphics International Corp. (a)	468,800	8,485,280
Stratasys, Inc. (a)(d)	227,331	8,002,051
Super Micro Computer, Inc. (a)	393,200	6,597,896
		203,138,986
Computer Storage & Peripherals - 39.8%
Electronics for Imaging, Inc. (a)	255,115	4,604,826
EMC Corp. (a)	1,776,178	50,567,788
Hypercom Corp. (a)	616,960	6,595,302
Imation Corp. (a)(d)	365,000	3,547,800
Immersion Corp. (a)	655,000	5,560,950
Intermec, Inc. (a)	406,500	4,910,520
Intevac, Inc. (a)	323,790	3,843,387
Lexmark International, Inc. Class A (a)	145,800	4,341,924
NetApp, Inc. (a)	505,360	27,678,567
Novatel Wireless, Inc. (a)(d)	641,424	3,425,204
QLogic Corp. (a)	332,008	5,371,889
Quantum Corp. (a)	4,143,200	12,719,624
Rimage Corp.	135,000	1,969,650
SanDisk Corp. (a)	344,000	16,346,880
Seagate Technology	847,800	14,243,040
STEC, Inc. (a)(d)	776,380	13,904,966
Synaptics, Inc. (a)(d)	312,200	8,757,210
Western Digital Corp. (a)	786,684	28,831,969
Xyratex Ltd. (a)	210,800	2,012,086
		219,233,582
TOTAL COMPUTERS & PERIPHERALS		422,372,568
ELECTRONIC EQUIPMENT & COMPONENTS - 2.4%
Electronic Manufacturing Services - 1.1%
Jabil Circuit, Inc.	280,000	6,042,400
Technology Distributors - 1.3%
Arrow Electronics, Inc. (a)	157,300	7,020,299
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		13,062,699

	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Rackspace Hosting, Inc. (a)	164,100	$ 7,220,400
IT SERVICES - 11.0%
IT Consulting & Other Services - 11.0%
Accenture PLC Class A	140,000	8,034,600
Atos Origin SA (a)	90,000	5,262,189
International Business Machines Corp.	181,348	30,635,118
Teradata Corp. (a)	300,600	16,770,474
		60,702,381
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Semiconductors - 1.2%
Advanced Micro Devices, Inc. (a)	325,000	2,821,000
Marvell Technology Group Ltd. (a)	225,000	3,654,000
		6,475,000
SOFTWARE - 3.3%
Application Software - 2.1%
Autonomy Corp. PLC (a)	200,000	5,911,950
Synchronoss Technologies, Inc. (a)	175,000	5,617,500
		11,529,450
Systems Software - 1.2%
Check Point Software Technologies Ltd. (a)	120,000	6,590,400
TOTAL SOFTWARE		18,119,850
TOTAL COMMON STOCKS (Cost $514,106,389)		539,147,848
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.14% (b)	2,572,224	2,572,224
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	23,603,250	23,603,250
TOTAL MONEY MARKET FUNDS (Cost $26,175,474)		26,175,474
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $540,281,863)	565,323,322
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(13,802,128)
NET ASSETS - 100%	$ 551,521,194
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,596
Fidelity Securities Lending Cash Central Fund	60,229
Total	$ 61,825
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $560,766,369. Net unrealized appreciation aggregated $4,556,953, of which $55,402,012 related to appreciated investment securities and $50,845,059 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

May 31, 2011

1.802162.107

HOU-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BUILDING PRODUCTS - 4.8%
Building Products - 4.8%
Masco Corp.	140,900	$ 2,007,825
Owens Corning (a)	50,169	1,916,456
Quanex Building Products Corp.	38,643	766,677
		4,690,958
CONSTRUCTION & ENGINEERING - 20.2%
Construction & Engineering - 20.2%
AECOM Technology Corp. (a)	18,700	536,129
Dycom Industries, Inc. (a)	185,000	3,161,650
Fluor Corp.	49,400	3,405,142
Foster Wheeler AG (a)	146,300	5,012,238
Jacobs Engineering Group, Inc. (a)	44,200	2,035,852
KBR, Inc.	71,600	2,672,112
Shaw Group, Inc. (a)	24,050	878,547
URS Corp. (a)	45,171	1,990,234
		19,691,904
CONSTRUCTION MATERIALS - 1.2%
Construction Materials - 1.2%
Eagle Materials, Inc.	30,400	875,824
Vulcan Materials Co. (d)	7,100	287,479
		1,163,303
HOUSEHOLD DURABLES - 14.2%
Homebuilding - 14.2%
D.R. Horton, Inc.	202,237	2,463,247
Lennar Corp. Class A (d)	207,478	3,937,932
PulteGroup, Inc. (a)	155,983	1,316,497
Ryland Group, Inc.	27,200	497,216
Standard Pacific Corp. (a)(d)	267,000	1,059,990
Toll Brothers, Inc. (a)	209,150	4,549,013
		13,823,895
REAL ESTATE INVESTMENT TRUSTS - 22.4%
Residential REITs - 21.7%
Apartment Investment & Management Co. Class A	22,871	611,342
AvalonBay Communities, Inc.	14,569	1,938,697
BRE Properties, Inc.	8,700	443,874
Camden Property Trust (SBI)	47,300	3,040,444
Education Realty Trust, Inc.	57,600	501,120
Equity Residential (SBI)	149,100	9,218,853
Essex Property Trust, Inc.	8,500	1,169,685
Mid-America Apartment Communities, Inc.	20,890	1,432,010
Post Properties, Inc.	48,900	2,058,690
UDR, Inc.	26,938	702,004
		21,116,719

	Shares	Value
Retail REITs - 0.7%
CBL & Associates Properties, Inc.	37,600	$ 723,424
TOTAL REAL ESTATE INVESTMENT TRUSTS		21,840,143
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.5%
Diversified Real Estate Activities - 1.2%
The St. Joe Co. (a)(d)	54,500	1,184,285
Real Estate Operating Companies - 1.3%
Forest City Enterprises, Inc. Class A (a)(d)	65,500	1,255,635
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,439,920
SPECIALTY RETAIL - 33.8%
Home Improvement Retail - 33.8%
Home Depot, Inc.	485,390	17,609,947
Lowe's Companies, Inc.	632,234	15,262,129
		32,872,076
TOTAL COMMON STOCKS (Cost $89,279,346)		96,522,199
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.14% (b)	493,018	493,018
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	4,713,750	4,713,750
TOTAL MONEY MARKET FUNDS (Cost $5,206,768)		5,206,768
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $94,486,114)	101,728,967
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(4,324,511)
NET ASSETS - 100%	$ 97,404,456
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 152
Fidelity Securities Lending Cash Central Fund	66,151
Total	$ 66,303
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $99,120,123. Net unrealized appreciation aggregated $2,608,844, of which $9,678,232 related to appreciated investment securities and $7,069,388 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

May 31, 2011

1.802163.107

CPR-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
AUTO COMPONENTS - 3.3%
Auto Parts & Equipment - 3.3%
Autoliv, Inc.	34,699	$ 2,671,129
Gentex Corp.	76,214	2,236,881
TRW Automotive Holdings Corp. (a)	44,521	2,531,909
		7,439,919
AUTOMOBILES - 1.6%
Automobile Manufacturers - 1.6%
Bayerische Motoren Werke AG (BMW)	41,155	3,640,212
DIVERSIFIED CONSUMER SERVICES - 2.4%
Education Services - 1.1%
DeVry, Inc.	29,000	1,561,650
Grand Canyon Education, Inc. (a)	68,695	886,166
		2,447,816
Specialized Consumer Services - 1.3%
Sotheby's Class A (Ltd. Vtg.)	33,814	1,439,124
Steiner Leisure Ltd. (a)	30,795	1,539,750
		2,978,874
TOTAL DIVERSIFIED CONSUMER SERVICES		5,426,690
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Funtalk China Holdings Ltd. (a)	82,300	546,472
FOOD & STAPLES RETAILING - 1.2%
Drug Retail - 0.1%
Droga Raia SA	10,000	177,472
Hypermarkets & Super Centers - 1.1%
BJ's Wholesale Club, Inc. (a)	4,389	221,293
Costco Wholesale Corp.	27,837	2,295,996
		2,517,289
TOTAL FOOD & STAPLES RETAILING		2,694,761
FOOD PRODUCTS - 0.1%
Packaged Foods & Meats - 0.1%
Green Mountain Coffee Roasters, Inc. (a)	3,000	247,110
HOTELS, RESTAURANTS & LEISURE - 19.8%
Casinos & Gaming - 3.9%
Betfair Group PLC (d)	33,600	463,718
Las Vegas Sands Corp. (a)	94,072	3,907,751
Las Vegas Sands Corp. unit	2,360	1,653,864
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	106,100	1,190,442
Pinnacle Entertainment, Inc. (a)	62,925	914,300
WMS Industries, Inc. (a)	25,956	816,576
		8,946,651
Hotels, Resorts & Cruise Lines - 3.3%
China Lodging Group Ltd. ADR (a)(d)	43,107	815,584

	Shares	Value
Royal Caribbean Cruises Ltd. (a)	46,900	$ 1,829,100
Starwood Hotels & Resorts Worldwide, Inc.	80,288	4,895,962
		7,540,646
Restaurants - 12.6%
Ajisen (China) Holdings Ltd.	413,000	878,339
Arcos Dorados Holdings, Inc.	23,100	525,525
BJ's Restaurants, Inc. (a)	37,584	1,925,428
Bravo Brio Restaurant Group, Inc.	23,681	525,718
Darden Restaurants, Inc.	80,664	4,085,632
McDonald's Corp.	98,367	8,020,845
P.F. Chang's China Bistro, Inc. (d)	4,480	180,947
Panera Bread Co. Class A (a)	18,749	2,344,187
Ruth's Hospitality Group, Inc. (a)	271,113	1,450,455
Starbucks Corp.	145,045	5,336,206
Texas Roadhouse, Inc. Class A	195,400	3,366,742
		28,640,024
TOTAL HOTELS, RESTAURANTS & LEISURE		45,127,321
HOUSEHOLD DURABLES - 2.3%
Home Furnishings - 1.3%
Tempur-Pedic International, Inc. (a)	44,100	2,868,264
Homebuilding - 1.0%
Lennar Corp. Class A	85,589	1,624,479
Toll Brothers, Inc. (a)	30,700	667,725
		2,292,204
TOTAL HOUSEHOLD DURABLES		5,160,468
INTERNET & CATALOG RETAIL - 7.9%
Internet Retail - 7.9%
Amazon.com, Inc. (a)	57,835	11,375,566
Blue Nile, Inc. (a)(d)	22,100	1,105,000
Ocado Group PLC (a)(d)	134,400	492,348
Priceline.com, Inc. (a)	8,785	4,525,944
Start Today Co. Ltd.	20,600	432,347
		17,931,205
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
eBay, Inc. (a)	103,137	3,214,780
The Knot, Inc. (a)	88,493	907,938
		4,122,718
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Leisure Products - 0.8%
Hasbro, Inc.	38,782	1,773,889
MEDIA - 25.8%
Advertising - 2.3%
Dentsu, Inc.	21,800	586,612
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Advertising - continued
National CineMedia, Inc.	137,249	$ 2,444,405
WPP PLC	184,504	2,301,403
		5,332,420
Broadcasting - 0.8%
Discovery Communications, Inc. (a)	41,200	1,794,672
Cable & Satellite - 8.9%
Comcast Corp. Class A (special) (non-vtg.)	149,352	3,517,240
DIRECTV (a)	63,866	3,209,905
Kabel Deutschland Holding AG (a)	32,466	2,214,933
Sirius XM Radio, Inc. (a)	933,934	2,194,745
Time Warner Cable, Inc.	62,108	4,795,980
Virgin Media, Inc.	132,141	4,310,439
		20,243,242
Movies & Entertainment - 13.8%
News Corp. Class A	403,200	7,394,688
The Walt Disney Co.	275,267	11,459,365
Time Warner, Inc.	195,056	7,105,890
Viacom, Inc. Class B (non-vtg.)	107,801	5,434,248
		31,394,191
TOTAL MEDIA		58,764,525
MULTILINE RETAIL - 5.2%
Department Stores - 0.4%
Marisa Lojas SA	54,900	932,898
General Merchandise Stores - 4.8%
Dollar Tree, Inc. (a)	34,963	2,228,542
Target Corp.	176,902	8,761,956
		10,990,498
TOTAL MULTILINE RETAIL		11,923,396
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Nielsen Holdings B.V. (a)	25,400	799,846
SPECIALTY RETAIL - 21.5%
Apparel Retail - 8.2%
Body Central Corp.	9,300	225,432
Chico's FAS, Inc.	137,900	2,079,532
Citi Trends, Inc. (a)	82,312	1,374,610
H&M Hennes & Mauritz AB (B Shares)	30,699	1,140,389
Inditex SA	13,081	1,188,836
Limited Brands, Inc.	79,340	3,170,426
rue21, Inc. (a)(d)	18,590	629,086
TJX Companies, Inc.	104,718	5,552,148
Urban Outfitters, Inc. (a)	107,914	3,287,060
		18,647,519

	Shares	Value
Automotive Retail - 1.5%
Advance Auto Parts, Inc.	53,800	$ 3,340,980
Home Improvement Retail - 6.4%
Lowe's Companies, Inc.	538,107	12,989,907
Lumber Liquidators Holdings, Inc. (a)(d)	59,800	1,612,806
		14,602,713
Homefurnishing Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	116,700	6,288,963
Specialty Stores - 2.6%
Hengdeli Holdings Ltd.	1,308,000	766,919
OfficeMax, Inc. (a)	96,104	803,429
Tractor Supply Co.	57,624	3,639,532
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	14,504	811,934
		6,021,814
TOTAL SPECIALTY RETAIL		48,901,989
TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Apparel, Accessories & Luxury Goods - 2.0%
China Xiniya Fashion Ltd. ADR (d)	65,900	266,895
Phillips-Van Heusen Corp.	30,400	2,005,488
Polo Ralph Lauren Corp. Class A	8,253	1,046,233
Titan Industries Ltd.	6,101	596,957
Trinity Ltd.	546,000	539,878
		4,455,451
TOTAL COMMON STOCKS (Cost $185,821,863)		218,955,972
Nonconvertible Preferred Stocks - 0.8%

AUTOMOBILES - 0.8%
Automobile Manufacturers - 0.8%
Volkswagen AG (Cost $1,874,625)	9,700	1,722,095
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.14% (b)	12,070,944	12,070,944
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,588,405	3,588,405
TOTAL MONEY MARKET FUNDS (Cost $15,659,349)		15,659,349
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $203,355,837)	236,337,416
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(8,836,949)
NET ASSETS - 100%	$ 227,500,467
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,023
Fidelity Securities Lending Cash Central Fund	16,922
Total	$ 17,945
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 218,955,972	$ 213,981,746	$ 4,974,226	$ -
Nonconvertible Preferred Stocks	1,722,095	1,722,095	-	-
Money Market Funds	15,659,349	15,659,349	-	-
Total Investments in Securities:	$ 236,337,416	$ 231,363,190	$ 4,974,226	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $204,103,227. Net unrealized appreciation aggregated $32,234,189, of which $36,727,340 related to appreciated investment securities and $4,493,151 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

May 31, 2011

1.802172.107

FOO-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
BEVERAGES - 29.7%
Brewers - 5.3%
Anheuser-Busch InBev SA NV	600,039	$ 36,271,793
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	243,385	7,676,363
Molson Coors Brewing Co. Class B	858,877	40,066,612
		84,014,768
Distillers & Vintners - 7.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,798,282	39,490,273
Diageo PLC sponsored ADR	556,406	47,344,587
Pernod-Ricard SA	264,101	26,654,342
Remy Cointreau SA	81,778	6,706,279
		120,195,481
Soft Drinks - 16.9%
Coca-Cola Bottling Co. Consolidated	95,913	6,473,168
Coca-Cola FEMSA SAB de CV sponsored ADR	89,329	7,763,583
Coca-Cola Icecek AS	371,342	5,106,156
Embotelladora Andina SA sponsored ADR	263,941	7,522,319
Fomento Economico Mexicano SAB de CV sponsored ADR	58,187	3,603,521
PepsiCo, Inc.	951,926	67,700,977
The Coca-Cola Co.	2,550,818	170,420,151
		268,589,875
TOTAL BEVERAGES		472,800,124
FOOD & STAPLES RETAILING - 11.3%
Drug Retail - 9.5%
CVS Caremark Corp.	2,871,463	111,096,903
Drogasil SA	399,000	2,833,465
Walgreen Co.	845,127	36,872,891
		150,803,259
Food Distributors - 0.2%
United Natural Foods, Inc. (a)	82,636	3,595,492
Food Retail - 0.2%
Fresh Market, Inc.	8,200	329,968
Susser Holdings Corp. (a)	251,104	3,600,831
		3,930,799
Hypermarkets & Super Centers - 1.4%
Wal-Mart Stores, Inc.	391,318	21,608,580
TOTAL FOOD & STAPLES RETAILING		179,938,130
FOOD PRODUCTS - 11.6%
Agricultural Products - 3.8%
Archer Daniels Midland Co.	456,558	14,797,045
Bunge Ltd.	470,276	35,012,048
Cresud S.A.C.I.F. y A. sponsored ADR	91,600	1,598,420

	Shares	Value
Origin Agritech Ltd. (a)	95,200	$ 581,672
SLC Agricola SA	300,600	3,882,460
Viterra, Inc.	313,500	3,830,786
		59,702,431
Packaged Foods & Meats - 7.8%
Brasil Foods SA	2,000	37,130
Calavo Growers, Inc.	206,875	4,580,213
Cermaq ASA	183,470	3,628,044
Cosan Ltd. Class A	111,100	1,319,868
Danone	68,320	5,007,977
Green Mountain Coffee Roasters, Inc. (a)	95,900	7,899,283
Lindt & Spruengli AG	111	3,969,399
Mead Johnson Nutrition Co. Class A	229,532	15,559,974
Nestle SA	481,038	30,879,154
Unilever NV unit (d)	1,447,191	47,265,258
Want Want China Holdings Ltd.	4,014,000	3,845,124
		123,991,424
TOTAL FOOD PRODUCTS		183,693,855
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
SodaStream International Ltd. (d)	34,500	2,004,795
HOUSEHOLD PRODUCTS - 19.0%
Household Products - 19.0%
Colgate-Palmolive Co.	532,600	46,618,478
Procter & Gamble Co.	3,762,887	252,113,428
Spectrum Brands Holdings, Inc. (a)	109,747	3,947,600
		302,679,506
PERSONAL PRODUCTS - 4.6%
Personal Products - 4.6%
Avon Products, Inc.	1,320,993	39,246,702
Hypermarcas SA	268,100	2,524,354
L'Oreal SA	163,700	20,591,093
Natura Cosmeticos SA	131,100	3,516,172
Nu Skin Enterprises, Inc. Class A	176,850	6,913,067
		72,791,388
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	642,373	43,225,279
TOBACCO - 15.5%
Tobacco - 15.5%
Altria Group, Inc.	2,895,534	81,248,684
British American Tobacco PLC sponsored ADR (d)	1,269,341	114,684,959
KT&G Corp.	62,114	3,645,635
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	586,983	$ 42,116,030
Souza Cruz Industria Comerico	417,300	5,241,552
		246,936,860
TOTAL COMMON STOCKS (Cost $1,199,263,491)		1,504,069,937
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.14% (b)	88,394,556	88,394,556
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	14,440,125	14,440,125
TOTAL MONEY MARKET FUNDS (Cost $102,834,681)		102,834,681
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,302,098,172)	1,606,904,618
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(15,755,015)
NET ASSETS - 100%	$ 1,591,149,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,320
Fidelity Securities Lending Cash Central Fund	121,388
Total	$ 130,708
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,504,069,937	$ 1,467,798,144	$ 36,271,793	$ -
Money Market Funds	102,834,681	102,834,681	-	-
Total Investments in Securities:	$ 1,606,904,618	$ 1,570,632,825	$ 36,271,793	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,307,079,670. Net unrealized appreciation aggregated $299,824,948, of which $301,956,169 related to appreciated investment securities and $2,131,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.851744.104

ACSF-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
BEVERAGES - 29.7%
Brewers - 5.3%
Anheuser-Busch InBev SA NV	600,039	$ 36,271,793
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	243,385	7,676,363
Molson Coors Brewing Co. Class B	858,877	40,066,612
		84,014,768
Distillers & Vintners - 7.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,798,282	39,490,273
Diageo PLC sponsored ADR	556,406	47,344,587
Pernod-Ricard SA	264,101	26,654,342
Remy Cointreau SA	81,778	6,706,279
		120,195,481
Soft Drinks - 16.9%
Coca-Cola Bottling Co. Consolidated	95,913	6,473,168
Coca-Cola FEMSA SAB de CV sponsored ADR	89,329	7,763,583
Coca-Cola Icecek AS	371,342	5,106,156
Embotelladora Andina SA sponsored ADR	263,941	7,522,319
Fomento Economico Mexicano SAB de CV sponsored ADR	58,187	3,603,521
PepsiCo, Inc.	951,926	67,700,977
The Coca-Cola Co.	2,550,818	170,420,151
		268,589,875
TOTAL BEVERAGES		472,800,124
FOOD & STAPLES RETAILING - 11.3%
Drug Retail - 9.5%
CVS Caremark Corp.	2,871,463	111,096,903
Drogasil SA	399,000	2,833,465
Walgreen Co.	845,127	36,872,891
		150,803,259
Food Distributors - 0.2%
United Natural Foods, Inc. (a)	82,636	3,595,492
Food Retail - 0.2%
Fresh Market, Inc.	8,200	329,968
Susser Holdings Corp. (a)	251,104	3,600,831
		3,930,799
Hypermarkets & Super Centers - 1.4%
Wal-Mart Stores, Inc.	391,318	21,608,580
TOTAL FOOD & STAPLES RETAILING		179,938,130
FOOD PRODUCTS - 11.6%
Agricultural Products - 3.8%
Archer Daniels Midland Co.	456,558	14,797,045
Bunge Ltd.	470,276	35,012,048
Cresud S.A.C.I.F. y A. sponsored ADR	91,600	1,598,420

	Shares	Value
Origin Agritech Ltd. (a)	95,200	$ 581,672
SLC Agricola SA	300,600	3,882,460
Viterra, Inc.	313,500	3,830,786
		59,702,431
Packaged Foods & Meats - 7.8%
Brasil Foods SA	2,000	37,130
Calavo Growers, Inc.	206,875	4,580,213
Cermaq ASA	183,470	3,628,044
Cosan Ltd. Class A	111,100	1,319,868
Danone	68,320	5,007,977
Green Mountain Coffee Roasters, Inc. (a)	95,900	7,899,283
Lindt & Spruengli AG	111	3,969,399
Mead Johnson Nutrition Co. Class A	229,532	15,559,974
Nestle SA	481,038	30,879,154
Unilever NV unit (d)	1,447,191	47,265,258
Want Want China Holdings Ltd.	4,014,000	3,845,124
		123,991,424
TOTAL FOOD PRODUCTS		183,693,855
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
SodaStream International Ltd. (d)	34,500	2,004,795
HOUSEHOLD PRODUCTS - 19.0%
Household Products - 19.0%
Colgate-Palmolive Co.	532,600	46,618,478
Procter & Gamble Co.	3,762,887	252,113,428
Spectrum Brands Holdings, Inc. (a)	109,747	3,947,600
		302,679,506
PERSONAL PRODUCTS - 4.6%
Personal Products - 4.6%
Avon Products, Inc.	1,320,993	39,246,702
Hypermarcas SA	268,100	2,524,354
L'Oreal SA	163,700	20,591,093
Natura Cosmeticos SA	131,100	3,516,172
Nu Skin Enterprises, Inc. Class A	176,850	6,913,067
		72,791,388
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	642,373	43,225,279
TOBACCO - 15.5%
Tobacco - 15.5%
Altria Group, Inc.	2,895,534	81,248,684
British American Tobacco PLC sponsored ADR (d)	1,269,341	114,684,959
KT&G Corp.	62,114	3,645,635
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	586,983	$ 42,116,030
Souza Cruz Industria Comerico	417,300	5,241,552
		246,936,860
TOTAL COMMON STOCKS (Cost $1,199,263,491)		1,504,069,937
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.14% (b)	88,394,556	88,394,556
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	14,440,125	14,440,125
TOTAL MONEY MARKET FUNDS (Cost $102,834,681)		102,834,681
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,302,098,172)	1,606,904,618
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(15,755,015)
NET ASSETS - 100%	$ 1,591,149,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,320
Fidelity Securities Lending Cash Central Fund	121,388
Total	$ 130,708
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,504,069,937	$ 1,467,798,144	$ 36,271,793	$ -
Money Market Funds	102,834,681	102,834,681	-	-
Total Investments in Securities:	$ 1,606,904,618	$ 1,570,632,825	$ 36,271,793	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,307,079,670. Net unrealized appreciation aggregated $299,824,948, of which $301,956,169 related to appreciated investment securities and $2,131,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

May 31, 2011

1.802165.107

DEF-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 93.5%
Aerospace & Defense - 93.5%
AerCap Holdings NV (a)	873,807	$ 11,848,823
BE Aerospace, Inc. (a)	510,541	19,104,444
Bombardier, Inc. Class B (sub. vtg.)	1,492,700	10,398,602
DigitalGlobe, Inc. (a)	397,827	9,794,501
Esterline Technologies Corp. (a)	425,363	32,165,950
General Dynamics Corp.	64,230	4,767,151
Goodrich Corp.	458,467	40,019,584
HEICO Corp. (d)	183,972	10,114,781
Honeywell International, Inc.	562,427	33,492,528
Lockheed Martin Corp.	201,058	15,662,418
Meggitt PLC	1,374,000	8,290,272
MTU Aero Engines Holdings AG	103,836	7,977,365
Precision Castparts Corp.	392,400	61,646,040
Raytheon Co.	632,210	31,850,740
Rockwell Collins, Inc.	541,247	33,086,429
Teledyne Technologies, Inc. (a)	318,231	15,625,142
Textron, Inc.	1,144,658	26,189,775
The Boeing Co.	1,238,417	96,633,679
TransDigm Group, Inc. (a)	326,200	26,748,400
United Technologies Corp.	1,644,204	144,311,782
		639,728,406
AIRLINES - 0.8%
Airlines - 0.8%
Copa Holdings SA Class A	89,600	5,599,104
ELECTRICAL EQUIPMENT - 0.9%
Electrical Components & Equipment - 0.9%
AMETEK, Inc.	141,600	6,158,184
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Manufacturing Services - 0.5%
Mercury Computer Systems, Inc. (a)	176,296	3,370,780
HOUSEHOLD DURABLES - 0.8%
Household Appliances - 0.8%
iRobot Corp. (a)(d)	168,706	5,668,522

	Shares	Value
METALS & MINING - 2.1%
Steel - 2.1%
Carpenter Technology Corp.	166,100	$ 8,731,877
Haynes International, Inc.	104,804	5,897,321
		14,629,198
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A (d)	138,400	3,944,400
TOTAL COMMON STOCKS (Cost $558,442,924)		679,098,594
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.14% (b)	2,545,500	2,545,500
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,683,865	7,683,865
TOTAL MONEY MARKET FUNDS (Cost $10,229,365)		10,229,365
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $568,672,289)		689,327,959
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,926,801)
NET ASSETS - 100%		$ 684,401,158
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,693
Fidelity Securities Lending Cash Central Fund	16,202
Total	$ 17,895
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $571,284,819. Net unrealized appreciation aggregated $118,043,140, of which $142,489,623 related to appreciated investment securities and $24,446,483 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

May 31, 2011

1.802167.107

ELE-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.8%
Communications Equipment - 2.8%
Motorola Mobility Holdings, Inc.	132,323	$ 3,326,600
Motorola Solutions, Inc.	1,283	61,417
Nokia Corp. sponsored ADR	458,300	3,217,266
QUALCOMM, Inc.	497,290	29,136,221
		35,741,504
COMPUTERS & PERIPHERALS - 3.6%
Computer Hardware - 1.1%
Acer, Inc.	707,000	1,384,629
Hewlett-Packard Co.	343,400	12,836,292
		14,220,921
Computer Storage & Peripherals - 2.5%
SanDisk Corp. (a)	420,826	19,997,652
Synaptics, Inc. (a)	298,000	8,358,900
Western Digital Corp. (a)	61,100	2,239,315
		30,595,867
TOTAL COMPUTERS & PERIPHERALS		44,816,788
ELECTRONIC EQUIPMENT & COMPONENTS - 5.2%
Electronic Components - 0.6%
Amphenol Corp. Class A	6,900	373,014
AVX Corp.	151,200	2,378,376
Corning, Inc.	155,404	3,131,391
Universal Display Corp. (a)	21,800	1,040,296
		6,923,077
Electronic Equipment & Instruments - 0.0%
Hitachi High-Technologies Corp.	7,400	155,912
SNU Precision Co. Ltd.	11,050	164,444
		320,356
Electronic Manufacturing Services - 4.6%
Benchmark Electronics, Inc. (a)	344,679	5,956,053
Fabrinet (a)	2,000	47,380
Flextronics International Ltd. (a)	3,867,558	28,001,120
Jabil Circuit, Inc.	774,089	16,704,841
Plexus Corp. (a)	18	671
SMART Modular Technologies (WWH), Inc. (a)	137,559	1,268,294
TE Connectivity Ltd.	114,900	4,231,767
TTM Technologies, Inc. (a)	120,900	2,002,104
		58,212,230
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		65,455,663
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	18,100	9,575,262
Support.com, Inc. (a)	13,100	62,880
		9,638,142

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Photographic Products - 0.2%
Eastman Kodak Co. (a)(d)	942,491	$ 3,147,920
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(e)	285,468	3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 86.3%
Semiconductor Equipment - 12.9%
Advanced Energy Industries, Inc. (a)	795	11,806
Amkor Technology, Inc. (a)(d)	3,258,107	20,819,304
Applied Materials, Inc.	4,408,931	60,755,069
ASML Holding NV	249,860	9,747,039
Cabot Microelectronics Corp. (a)	3,100	155,775
Cohu, Inc.	1,100	14,520
Cymer, Inc. (a)	233,800	11,192,006
Entegris, Inc. (a)	595,009	5,462,183
KLA-Tencor Corp.	132,700	5,719,370
Lam Research Corp. (a)	616,792	28,986,140
MEMC Electronic Materials, Inc. (a)	648,758	6,824,934
Nanometrics, Inc. (a)	22,300	351,671
Nova Measuring Instruments Ltd. (a)	14,700	150,675
Novellus Systems, Inc. (a)	39,500	1,432,665
Teradyne, Inc. (a)	46,600	746,066
Tessera Technologies, Inc. (a)	255,187	4,414,735
Tokyo Electron Ltd.	51,900	2,875,568
Ultratech, Inc. (a)	13,300	422,541
Ulvac, Inc.	6,800	172,907
Varian Semiconductor Equipment Associates, Inc. (a)	29,717	1,825,070
Verigy Ltd. (a)	9,300	131,316
		162,211,360
Semiconductors - 73.4%
Advanced Micro Devices, Inc. (a)(d)	6,513,548	56,537,597
Alpha & Omega Semiconductor Ltd. (a)	540,990	7,563,040
Altera Corp.	27,600	1,327,284
ANADIGICS, Inc. (a)	732,916	2,396,635
Analog Devices, Inc.	1,097,277	45,174,894
Applied Micro Circuits Corp. (a)	417,896	4,421,340
ARM Holdings PLC sponsored ADR	17	485
AuthenTec, Inc. (a)	287,004	726,120
Avago Technologies Ltd.	1,099,765	37,161,059
BCD Semiconductor Manufacturing Ltd. ADR	522,800	4,286,960
Broadcom Corp. Class A	3,304,824	118,907,568
CSR PLC	85,100	502,827
Cypress Semiconductor Corp.	43,700	1,023,454
Duksan Hi-Metal Co. Ltd. (a)	22,435	480,527
Entropic Communications, Inc. (a)	112,350	999,915
Exar Corp. (a)	15,000	95,400
Fairchild Semiconductor International, Inc. (a)	877,639	15,832,608
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
First Solar, Inc. (a)(d)	5,342	$ 663,744
Freescale Semiconductor Holdings I Ltd.	998,800	18,477,800
Himax Technologies, Inc. sponsored ADR	1,129,801	2,462,966
Ikanos Communications, Inc. (a)	964,500	1,475,685
Intel Corp.	4,749,956	106,921,510
International Rectifier Corp. (a)	456,811	13,147,021
Intersil Corp. Class A	3,485,714	50,019,996
Linear Technology Corp.	802,800	27,768,852
LSI Corp. (a)	2,500,722	18,730,408
Marvell Technology Group Ltd. (a)	7,845,127	127,404,858
Maxim Integrated Products, Inc.	136,100	3,708,725
Micrel, Inc.	247,900	2,917,783
Micron Technology, Inc. (a)	5,613,317	57,255,833
Monolithic Power Systems, Inc. (a)	154,713	2,676,535
Motech Industries, Inc.	1	4
National Semiconductor Corp.	45,901	1,125,952
NVIDIA Corp. (a)	2,049,382	41,069,615
NXP Semiconductors NV	258,503	7,375,091
ON Semiconductor Corp. (a)	4,016,104	45,060,687
PMC-Sierra, Inc. (a)	2,883,362	22,605,558
RDA Microelectronics, Inc. sponsored ADR	44,166	504,817
Renesas Electronics Corp. (a)(d)	472,700	4,314,116
RF Micro Devices, Inc. (a)	1,014,150	6,389,145
Semtech Corp. (a)	97,984	2,804,302
Silicon Laboratories, Inc. (a)	64,245	2,761,250
Skyworks Solutions, Inc. (a)	34,304	873,723
Spansion, Inc. Class A (a)	267,009	5,348,190
Standard Microsystems Corp. (a)	293,551	7,873,038
STATS ChipPAC Ltd.	3,833,000	2,190,907
STMicroelectronics NV (NY Shares) unit	10	112
SunPower Corp. Class B (a)	341,610	7,102,072
Supertex, Inc. (a)	280,479	6,131,271
Texas Instruments, Inc.	414,214	14,621,754
Trident Microsystems, Inc. (a)	178,479	174,945
TriQuint Semiconductor, Inc. (a)	475,346	6,155,731
Volterra Semiconductor Corp. (a)	194,800	4,805,716
Xilinx, Inc.	4,700	167,696
Zoran Corp. (a)	342,000	2,814,660
		923,339,781
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,085,551,141
TOTAL COMMON STOCKS (Cost $1,280,970,104)		1,244,351,161
Convertible Bonds - 0.1%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14	$ 610,000	$ 1,386,164
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14	470,000	510,538
TOTAL CONVERTIBLE BONDS (Cost $1,080,000)		1,896,702
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	19,087,066	19,087,066
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	34,628,538	34,628,538
TOTAL MONEY MARKET FUNDS (Cost $53,715,604)		53,715,604
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,335,765,708)		1,299,963,467
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(41,659,816)
NET ASSETS - 100%		$ 1,258,303,651
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,951
Fidelity Securities Lending Cash Central Fund	57,510
Total	$ 64,461
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,244,351,161	$ 1,236,832,655	$ 7,518,503	$ 3
Convertible Bonds	1,896,702	-	1,896,702	-
Money Market Funds	53,715,604	53,715,604	-	-
Total Investments in Securities:	$ 1,299,963,467	$ 1,290,548,259	$ 9,415,205	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 3

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,360,321,333. Net unrealized depreciation aggregated $60,357,866, of which $96,991,083 related to appreciated investment securities and $157,348,949 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

May 31, 2011

1.802168.107

ENE-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 1.3%
Specialty Chemicals - 1.3%
LyondellBasell Industries NV Class A	861,041	$ 37,722,206
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	185,600	6,358,656
Jacobs Engineering Group, Inc. (a)	400,781	18,459,973
KBR, Inc.	95,510	3,564,433
		28,383,062
ENERGY EQUIPMENT & SERVICES - 29.9%
Oil & Gas Drilling - 10.1%
Discovery Offshore S.A. (a)(e)	1,156,300	2,469,029
Ensco International Ltd. ADR (d)	1,235,800	65,892,856
Hercules Offshore, Inc. (a)	1,236,980	7,731,125
Nabors Industries Ltd. (a)	1,158,400	32,307,776
Noble Corp.	1,001,945	41,951,437
Northern Offshore Ltd.	1,261,675	2,658,895
Ocean Rig UDW, Inc. (a)	695,700	13,692,593
Parker Drilling Co. (a)	655,929	4,184,827
Patterson-UTI Energy, Inc.	863,093	27,040,704
Rowan Companies, Inc. (a)	919,800	36,470,070
Transocean Ltd. (United States)	810,650	56,186,152
Tuscany International Drilling, Inc. (a)	1,588,600	2,114,964
		292,700,428
Oil & Gas Equipment & Services - 19.8%
Aker Drilling ASA (a)	784,600	2,520,300
Baker Hughes, Inc.	1,982,970	146,600,972
Basic Energy Services, Inc. (a)	110,600	3,008,320
Cal Dive International, Inc. (a)	133,500	869,085
Dresser-Rand Group, Inc. (a)	208,176	10,945,894
Global Industries Ltd. (a)	487,626	3,057,415
Halliburton Co.	2,331,121	116,905,718
ION Geophysical Corp. (a)	149,400	1,507,446
Key Energy Services, Inc. (a)	443,000	7,832,240
National Oilwell Varco, Inc.	1,032,785	74,959,535
Oceaneering International, Inc.	161,579	13,168,689
Oil States International, Inc. (a)	393,921	31,139,455
RPC, Inc.	121,300	3,054,334
Schlumberger Ltd.	1,491,440	127,846,237
Schoeller-Bleckmann Oilfield Equipment AG (d)	76,852	7,401,353
Superior Energy Services, Inc. (a)	229,676	8,605,960
Weatherford International Ltd. (a)	490,234	9,691,926
Willbros Group, Inc. (a)	533,307	5,301,072
		574,415,951
TOTAL ENERGY EQUIPMENT & SERVICES		867,116,379

	Shares	Value
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
Grande Cache Coal Corp. (a)	338,200	$ 2,900,503
MacArthur Coal Ltd.	510,116	6,480,435
Walter Energy, Inc.	109,100	13,588,405
		22,969,343
OIL, GAS & CONSUMABLE FUELS - 66.8%
Coal & Consumable Fuels - 4.6%
Massey Energy Co.	1,334,101	88,050,666
Peabody Energy Corp.	713,520	43,781,587
Solazyme, Inc.	35,300	795,309
		132,627,562
Integrated Oil & Gas - 37.7%
Chevron Corp.	3,026,097	317,467,836
Exxon Mobil Corp.	3,796,602	316,902,369
Hess Corp.	1,466,025	115,859,956
Marathon Oil Corp.	3,034,061	164,355,084
OAO Gazprom sponsored ADR	883,980	13,038,705
Occidental Petroleum Corp.	1,551,446	167,323,451
		1,094,947,401
Oil & Gas Exploration & Production - 13.3%
Anadarko Petroleum Corp.	283,732	22,562,369
Apache Corp.	353,930	44,099,678
Bankers Petroleum Ltd. (a)	1,406,800	11,571,491
Berry Petroleum Co. Class A	327,500	17,164,275
Brigham Exploration Co. (a)	190,900	5,944,626
Carrizo Oil & Gas, Inc. (a)	164,310	6,278,285
Cimarex Energy Co.	139,210	13,354,415
Clayton Williams Energy, Inc. (a)	39,537	2,964,880
Concho Resources, Inc. (a)	28,336	2,680,869
Gran Tierra Energy, Inc. (a)	3,559,200	25,712,782
Kosmos Energy Ltd.	43,000	823,450
Newfield Exploration Co. (a)	554,600	41,367,614
Niko Resources Ltd.	53,400	4,424,878
Noble Energy, Inc.	157,544	14,683,101
Northern Oil & Gas, Inc. (a)(d)	501,430	10,078,743
Pacific Rubiales Energy Corp.	260,200	7,261,270
Painted Pony Petroleum Ltd. Class A (a)	393,900	4,927,053
Petrobank Energy & Resources Ltd. (a)	150,570	2,668,132
Petroleum Development Corp. (a)	162,300	5,899,605
Petrominerales Ltd.	162,873	5,484,851
Pioneer Natural Resources Co.	611,666	56,163,172
Stone Energy Corp. (a)	237,504	7,661,879
Talisman Energy, Inc. (d)	663,300	14,006,004
Tourmaline Oil Corp. (a)	97,200	3,008,440
Whiting Petroleum Corp. (a)	821,150	55,099,165
		385,891,027
Oil & Gas Refining & Marketing - 10.2%
CVR Energy, Inc. (a)	1,232,337	26,938,887
Frontier Oil Corp.	1,774,857	52,997,230
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Holly Corp.	1,408,104	$ 87,738,960
Keyera Corp.	119,500	5,174,901
Petroplus Holdings AG	210,920	3,326,151
Tesoro Corp. (a)	1,724,211	42,070,748
Valero Energy Corp.	1,795,146	49,366,515
Western Refining, Inc. (a)(d)	1,088,616	18,974,577
World Fuel Services Corp.	218,427	7,990,060
		294,578,029
Oil & Gas Storage & Transport - 1.0%
Atlas Energy LP	62,412	1,541,576
Atlas Pipeline Partners, LP	103,000	3,656,500
Targa Resources Corp.	37,200	1,299,024
Tesoro Logistics LP	11,900	295,596
Williams Companies, Inc.	734,842	23,066,690
		29,859,386
TOTAL OIL, GAS & CONSUMABLE FUELS		1,937,903,405
TOTAL COMMON STOCKS (Cost $2,115,901,418)		2,894,094,395
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $1,040,000)	$ 1,040,000	1,129,700
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	7,317,418	$ 7,317,418
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	85,609,694	85,609,694
TOTAL MONEY MARKET FUNDS (Cost $92,927,112)		92,927,112
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,209,868,530)		2,988,151,207
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(87,373,585)
NET ASSETS - 100%		$ 2,900,777,622
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,469,029 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,452
Fidelity Securities Lending Cash Central Fund	28,103
Total	$ 32,555
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,894,094,395	$ 2,894,094,395	$ -	$ -
Convertible Bonds	1,129,700	-	1,129,700	-
Money Market Funds	92,927,112	92,927,112	-	-
Total Investments in Securities:	$ 2,988,151,207	$ 2,987,021,507	$ 1,129,700	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $2,220,195,479. Net unrealized appreciation aggregated $767,955,728, of which $800,595,451 related to appreciated investment securities and $32,639,723 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

May 31, 2011

1.802169.107

ENS-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.1%
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. (a)	249,400	$ 11,487,364
Shaw Group, Inc. (a)	221,800	8,102,354
		19,589,718
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Thermon Group Holdings, Inc.	600,000	7,320,000
ENERGY EQUIPMENT & SERVICES - 98.1%
Oil & Gas Drilling - 17.1%
Cathedral Energy Services Ltd.	1,000,000	7,637,133
Discovery Offshore S.A. (a)(e)	578,100	1,234,408
Ensco International Ltd. ADR (d)	419,000	22,341,080
Eurasia Drilling Co. Ltd. GDR (Reg. S)	374,600	11,717,488
Helmerich & Payne, Inc.	745,400	46,721,672
Nabors Industries Ltd. (a)	2,252,855	62,832,126
Noble Corp.	429,935	18,001,378
Ocean Rig UDW, Inc. (a)	441,600	8,691,461
Pride International, Inc. (a)	329,000	13,390,300
Rowan Companies, Inc. (a)	1,701,600	67,468,440
Transocean Ltd. (United States)	235,887	16,349,328
Trinidad Drilling Ltd.	1,638,700	18,518,773
Tuscany International Drilling, Inc. (a)(d)	4,841,800	6,446,073
Vantage Drilling Co. (a)	4,968,800	9,937,600
		311,287,260
Oil & Gas Equipment & Services - 81.0%
Baker Hughes, Inc.	2,477,722	183,177,987
Basic Energy Services, Inc. (a)	221,300	6,019,360
Bristow Group, Inc.	84,200	3,868,990
Cameron International Corp. (a)	1,750,288	83,418,726
Exterran Holdings, Inc. (a)(d)	5,700	122,835
FMC Technologies, Inc. (a)	2,012,362	89,811,716
Global Geophysical Services, Inc. (a)	759,481	13,169,401
Halliburton Co.	5,040,699	252,791,055
Helix Energy Solutions Group, Inc. (a)	1,018,900	17,851,128
Hornbeck Offshore Services, Inc. (a)(d)	407,200	10,990,328
ION Geophysical Corp. (a)	2,374,255	23,956,233
Key Energy Services, Inc. (a)	2,148,400	37,983,712
Lufkin Industries, Inc.	340,800	30,913,968
McDermott International, Inc. (a)	1,610,500	34,174,810
National Oilwell Varco, Inc.	1,679,962	121,931,642
Newpark Resources, Inc. (a)	897,046	8,710,316
Oceaneering International, Inc.	855,400	69,715,100
Petroleum Geo-Services ASA (a)	1,113,000	17,958,613
RigNet, Inc.	258,594	4,315,934
Schlumberger Ltd.	3,563,966	305,503,165

	Shares	Value
Schoeller-Bleckmann Oilfield Equipment AG (d)	342,600	$ 32,994,634
Superior Energy Services, Inc. (a)	872,859	32,706,027
TETRA Technologies, Inc. (a)	573,377	7,820,862
Weatherford International Ltd. (a)	4,046,338	79,996,102
		1,469,902,644
TOTAL ENERGY EQUIPMENT & SERVICES		1,781,189,904
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Finning International, Inc. (d)	251,000	7,444,904
TOTAL COMMON STOCKS (Cost $1,215,159,268)		1,815,544,526
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.14% (b)	3,852,075	3,852,075
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	47,952,340	47,952,340
TOTAL MONEY MARKET FUNDS (Cost $51,804,415)		51,804,415
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,266,963,683)		1,867,348,941
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(51,946,534)
NET ASSETS - 100%		$ 1,815,402,407
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,234,408 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,781
Fidelity Securities Lending Cash Central Fund	71,820
Total	$ 76,601
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,272,105,200. Net unrealized appreciation aggregated $595,243,741, of which $617,718,541 related to appreciated investment securities and $22,474,800 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

May 31, 2011

1.802170.107

ENV-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Energy Efficiency - 32.1%
Buildings Energy Efficiency - 3.4%
Active Power, Inc. (a)	234,400	$ 501,616
Cree, Inc. (a)(d)	11,600	509,124
Johnson Controls, Inc.	37,100	1,469,160
Lighting Science Group Corp. (a)(d)	112,300	376,205
Owens Corning (a)	23,100	882,420
TOTAL BUILDINGS ENERGY EFFICIENCY		3,738,525
Diversified Energy Efficiency - 12.8%
Corning, Inc.	106,000	2,135,900
GrafTech International Ltd. (a)	39,000	824,460
United Technologies Corp.	126,900	11,138,013
TOTAL DIVERSIFIED ENERGY EFFICIENCY		14,098,373
Industrial Energy Efficiency - 6.3%
Eaton Corp.	20,800	1,074,736
EMCOR Group, Inc. (a)	74,600	2,265,602
Fluor Corp.	15,200	1,047,736
ON Semiconductor Corp. (a)	148,200	1,662,804
Regal-Beloit Corp.	14,100	972,900
TOTAL INDUSTRIAL ENERGY EFFICIENCY		7,023,778
Power Network Efficiency - 9.6%
Alstom SA	47,312	2,928,276
Cooper Industries PLC Class A	31,600	1,986,060
Emerson Electric Co.	52,300	2,852,965
Itron, Inc. (a)	24,500	1,255,625
Quanta Services, Inc. (a)	75,500	1,491,125
TOTAL POWER NETWORK EFFICIENCY		10,514,051
TOTAL ENERGY EFFICIENCY		35,374,727
Environmental Support Services - 40.3%
Diversified Environmental - 33.5%
3M Co.	13,300	1,255,254
Air Products & Chemicals, Inc.	43,700	4,155,433
Danaher Corp.	112,000	6,107,360
Enel SpA	1,120,222	7,694,081
Energias de Portugal SA	592,448	2,203,338
Flowserve Corp.	17,600	2,133,648
Iberdrola SA	175,500	1,552,825
PPG Industries, Inc.	23,200	2,057,840
Praxair, Inc.	12,400	1,312,416
Thermo Fisher Scientific, Inc. (a)	58,200	3,809,190

	Shares	Value
Tractebel Energia SA	205,700	$ 3,488,872
Tyco International Ltd.	22,500	1,110,375
TOTAL DIVERSIFIED ENVIRONMENTAL		36,880,632
Environmental Consultancies - 6.8%
Foster Wheeler AG (a)	59,900	2,052,174
Jacobs Engineering Group, Inc. (a)	53,000	2,441,180
Shaw Group, Inc. (a)	37,400	1,366,222
URS Corp. (a)	36,000	1,586,160
TOTAL ENVIRONMENTAL CONSULTANCIES		7,445,736
TOTAL ENVIRONMENTAL SUPPORT SERVICES		44,326,368
Pollution Control - 1.2%
Pollution Control Solutions - 1.2%
CLARCOR, Inc.	29,800	1,269,778
Renewable & Alternative Energy - 8.6%
Biofuels - 3.6%
Amyris, Inc. (d)	78,400	2,313,584
Archer Daniels Midland Co.	31,500	1,020,915
Solazyme, Inc.	26,900	606,057
TOTAL BIOFUELS		3,940,556
Renewable Energy Developers and Independent Power Producers (IPPs) - 4.5%
Empresa Nacional de Electricidad SA sponsored ADR (d)	48,000	2,651,520
Norsk Hydro ASA	288,700	2,314,124
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS (IPPS)		4,965,644
Wind Power Generation Equipment - 0.5%
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares) (a)	394,200	544,374
TOTAL RENEWABLE & ALTERNATIVE ENERGY		9,450,574
Waste Management & Technologies - 11.0%
Diversified Waste and Technologies - 0.3%
Progressive Waste Solution Ltd.	12,900	323,249
General Waste Management - 7.3%
Republic Services, Inc.	206,700	6,515,184
Waste Connections, Inc.	49,200	1,546,848
TOTAL GENERAL WASTE MANAGEMENT		8,062,032
Common Stocks - continued
	Shares	Value
Waste Management & Technologies - continued
Recycling and Value Added Waste - 3.4%
Ball Corp.	40,700	$ 1,608,057
Commercial Metals Co.	139,700	2,080,133
TOTAL RECYCLING AND VALUE ADDED WASTE		3,688,190
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		12,073,471
Water Infrastructure & Technologies - 6.4%
Water Treatment Equipment - 6.4%
Ashland, Inc.	50,800	3,471,672
Calgon Carbon Corp. (a)	210,400	3,629,400
TOTAL WATER TREATMENT EQUIPMENT		7,101,072
Other - 0.4%
Other - 0.4%
Diana Shipping, Inc. (a)	40,800	468,792
TOTAL COMMON STOCKS (Cost $96,311,060)		110,064,782
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	765,388	$ 765,388
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,987,850	2,987,850
TOTAL MONEY MARKET FUNDS (Cost $3,753,238)		3,753,238
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $100,064,298)	113,818,020
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(3,730,874)
NET ASSETS - 100%	$ 110,087,146
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 300
Fidelity Securities Lending Cash Central Fund	21,079
Total	$ 21,379
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $100,225,770. Net unrealized appreciation aggregated $13,592,250, of which $15,219,549 related to appreciated investment securities and $1,627,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

May 31, 2011

1.802171.107

FIN-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CAPITAL MARKETS - 30.0%
Asset Management & Custody Banks - 8.6%
Affiliated Managers Group, Inc. (a)	94,698	$ 10,012,420
Apollo Global Management LLC Class A	91,297	1,645,172
Franklin Resources, Inc.	18,780	2,433,512
Invesco Ltd.	689,900	17,019,833
Legg Mason, Inc.	24,618	833,073
Northern Trust Corp.	58,900	2,873,731
State Street Corp.	886	40,552
		34,858,293
Investment Banking & Brokerage - 21.4%
E*TRADE Financial Corp. (a)	1,135,839	17,957,615
Evercore Partners, Inc. Class A	169,013	6,255,171
GFI Group, Inc.	1,382,336	6,261,982
Goldman Sachs Group, Inc.	144,539	20,340,973
Jefferies Group, Inc. (d)	257,881	5,709,485
Lazard Ltd. Class A	182,271	7,099,455
MF Global Holdings Ltd. (a)	700,082	5,397,632
Morgan Stanley	758,595	18,327,655
		87,349,968
TOTAL CAPITAL MARKETS		122,208,261
COMMERCIAL BANKS - 30.7%
Diversified Banks - 12.1%
Banco ABC Brasil SA	200,000	1,528,073
Banco Pine SA	51,400	422,698
BNP Paribas SA	90,200	7,036,170
Comerica, Inc.	920,931	33,254,818
Credicorp Ltd. (NY Shares)	5,800	587,946
Itau Unibanco Banco Multiplo SA sponsored ADR	100	2,283
U.S. Bancorp, Delaware	154,500	3,955,200
United Overseas Bank Ltd.	158,000	2,490,287
Wells Fargo & Co.	200	5,674
		49,283,149
Regional Banks - 18.6%
Banco Daycoval SA (PN)	232,600	1,651,790
BancTrust Financial Group, Inc. (a)	83,350	203,374
BB&T Corp.	200	5,508
Bridge Capital Holdings (a)(e)	132,440	1,275,397
CIT Group, Inc. (a)	385,500	17,089,215
CoBiz, Inc. (d)	484,693	3,111,729
First Interstate Bancsystem, Inc.	155,116	2,202,647
Glacier Bancorp, Inc.	104,010	1,479,022
Huntington Bancshares, Inc.	676,537	4,465,144
Pacific Continental Corp.	18	167
PNC Financial Services Group, Inc.	200	12,484
PT Bank Tabungan Negara Tbk	4,584,000	891,507
Regions Financial Corp.	3,199,559	22,588,887
Savannah Bancorp, Inc. (a)	300	2,250
Susquehanna Bancshares, Inc.	290,375	2,532,070
SVB Financial Group (a)	8,298	492,735

	Shares	Value
Synovus Financial Corp. (d)	3,436,087	$ 8,177,887
TCF Financial Corp.	542,030	8,157,552
Umpqua Holdings Corp.	400	4,792
Washington Trust Bancorp, Inc.	1,000	23,440
Webster Financial Corp.	71,400	1,489,404
Zions Bancorporation	300	7,149
		75,864,150
TOTAL COMMERCIAL BANKS		125,147,299
CONSUMER FINANCE - 5.9%
Consumer Finance - 5.9%
American Express Co.	1,725	89,010
Netspend Holdings, Inc. (d)	300,283	2,516,372
SLM Corp.	1,252,898	21,349,382
		23,954,764
DIVERSIFIED FINANCIAL SERVICES - 17.1%
Other Diversified Financial Services - 14.5%
Bank of America Corp.	1,596,625	18,760,344
Citigroup, Inc.	494,153	20,334,396
JPMorgan Chase & Co.	455,112	19,679,043
		58,773,783
Specialized Finance - 2.6%
Infrastructure Development Finance Co. Ltd.	1,139,572	3,597,051
IntercontinentalExchange, Inc. (a)	347	41,866
PHH Corp. (a)	333,855	7,000,939
		10,639,856
TOTAL DIVERSIFIED FINANCIAL SERVICES		69,413,639
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.7%
MRV Engenharia e Participacoes SA	291,200	2,686,466
INDUSTRIAL CONGLOMERATES - 1.2%
Industrial Conglomerates - 1.2%
Keppel Corp. Ltd.	542,000	5,062,299
INSURANCE - 0.0%
Life & Health Insurance - 0.0%
AFLAC, Inc.	1,000	47,790
Multi-Line Insurance - 0.0%
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	38,547
Property & Casualty Insurance - 0.0%
ACE Ltd.	100	6,882
Axis Capital Holdings Ltd.	100	3,294
		10,176
Reinsurance - 0.0%
Platinum Underwriters Holdings Ltd.	100	3,414
TOTAL INSURANCE		99,927
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
China Finance Online Co. Ltd. ADR (a)(d)	189,394	$ 901,515
IT SERVICES - 12.4%
Data Processing & Outsourced Services - 12.4%
Fiserv, Inc. (a)	35,661	2,300,848
MasterCard, Inc. Class A	32,015	9,189,906
VeriFone Systems, Inc. (a)	200	9,626
Visa, Inc. Class A	480,295	38,932,713
		50,433,093
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Strategic Hotel & Resorts, Inc. (a)	221,945	1,484,812
Weyerhaeuser Co.	19,400	417,876
		1,902,688
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Operating Companies - 0.3%
Castellum AB	82,184	1,287,474
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Cheviot Financial Corp.	26,822	241,666
TOTAL COMMON STOCKS (Cost $418,795,655)		403,339,091
Money Market Funds - 2.7%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $11,200,022)	11,200,022	$ 11,200,022
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $429,995,677)	414,539,113
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(7,419,048)
NET ASSETS - 100%	$ 407,120,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,275,397 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bridge Capital Holdings	11/19/10	$ 1,132,362
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,883
Fidelity Securities Lending Cash Central Fund	10,613
Total	$ 12,496
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 403,339,091	$ 402,063,694	$ 1,275,397	$ -
Money Market Funds	11,200,022	11,200,022	-	-
Total Investments in Securities:	$ 414,539,113	$ 413,263,716	$ 1,275,397	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $438,466,082. Net unrealized depreciation aggregated $23,926,969, of which $10,797,718 related to appreciated investment securities and $34,724,687 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

May 31, 2011

1.802173.107

GOL-QTLY-0711

Consolidated Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 13.2%
METALS & MINING - 13.2%
Diversified Metals & Mining - 0.1%
Ampella Mining Ltd. (a)	150,000	$ 365,102
Gryphon Minerals Ltd. (a)(d)	100,000	182,551
Sandfire Resources NL (a)	314,167	2,381,262
		2,928,915
Gold - 13.1%
Centamin Egypt Ltd. (United Kingdom) (a)	7,116,900	14,891,234
CGA Mining Ltd.:
(Australia) (a)	18,920	49,889
(Canada) (a)	110,000	300,841
Intrepid Mines Ltd.:
(Australia) (a)(d)	8,769,767	17,788,113
(Canada) (a)	320,000	653,904
Kingsgate Consolidated NL	3,485,767	29,174,448
Kula Gold Ltd.	26,245	48,191
Medusa Mining Ltd.	3,127,885	29,084,202
Newcrest Mining Ltd.	11,092,094	470,102,186
Perseus Mining Ltd.:
(Australia) (a)	4,884,308	14,234,883
(Canada) (a)	1,300,000	3,810,310
Resolute Mining Ltd. (a)	3,586,661	4,307,557
St Barbara Ltd. (a)(d)	5,709,676	11,916,438
Troy Resources NL (a)(e)	2,300,000	8,877,651
		605,239,847
TOTAL METALS & MINING		608,168,762
Bailiwick of Jersey - 3.4%
METALS & MINING - 3.4%
Gold - 3.4%
Randgold Resources Ltd. sponsored ADR (d)	1,909,367	156,491,719
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	75,100	651,055
Precious Metals & Minerals - 0.0%
Aquarius Platinum Ltd. (United Kingdom)	11,752	66,268
TOTAL METALS & MINING		717,323
Canada - 57.8%
METALS & MINING - 57.8%
Diversified Metals & Mining - 0.3%
Clifton Star Resources, Inc. (a)	25,000	84,886
East Asia Minerals Corp. (a)	5,000	20,022
Galway Resources Ltd. (a)	15,000	19,970
Kimber Resources, Inc. (a)	16,100	30,241
Kimber Resources, Inc. (a)(e)	5,832,000	10,954,373
Sabina Gold & Silver Corp. (a)	200,000	1,393,261

	Shares	Value
Southern Arc Minerals, Inc. (a)	30,000	$ 50,157
Trelawney Mining and Exploration, Inc. (a)	250,000	1,119,769
		13,672,679
Gold - 55.9%
Agnico-Eagle Mines Ltd. (Canada)	2,734,400	176,743,353
Alacer Gold Corp. (a)	2,769,063	26,663,252
Alamos Gold, Inc.	2,183,800	32,837,573
Argonaut Gold, Inc. (a)	649,800	3,393,352
ATAC Resources Ltd. (a)	37,200	252,236
Aurizon Mines Ltd. (a)	2,626,900	15,154,932
Avion Gold Corp. (a)	5,020,000	8,600,237
B2Gold Corp. (a)	3,977,400	12,766,101
Barrick Gold Corp. (d)	10,072,319	482,228,059
Canaco Resources, Inc. (a)	1,225,000	5,651,220
Canaco Resources, Inc. (a)(e)	561,600	2,590,796
Centerra Gold, Inc.	2,166,400	39,797,637
China Gold International Resources Corp. Ltd. (a)	40,000	182,466
Colossus Minerals, Inc. (a)	961,100	8,034,377
Corvus Gold, Inc. (a)	138,350	92,809
Detour Gold Corp. (a)	543,000	17,349,997
Detour Gold Corp. (a)(e)	785,900	25,111,166
Eldorado Gold Corp.	8,457,013	134,149,636
European Goldfields Ltd. (a)	1,981,700	27,692,056
Exeter Resource Corp. (a)	238,000	1,174,096
Extorre Gold Mines Ltd. (a)	453,000	5,194,107
Franco-Nevada Corp.	1,878,400	72,348,303
Gabriel Resources Ltd. (a)	370,000	2,672,997
Gammon Gold, Inc. (a)	2,892,500	29,851,902
Goldcorp, Inc.	10,651,900	532,732,414
Gran Colombia Gold Corp. (a)(d)	1,560,000	1,658,290
Great Basin Gold Ltd. (a)(d)	5,937,900	12,195,078
Greystar Resources Ltd. (a)	679,200	2,481,416
Guyana Goldfields, Inc. (a)	1,253,000	11,237,494
Guyana Goldfields, Inc. (a)(e)	155,000	1,390,113
IAMGOLD Corp.	6,073,700	127,999,333
International Minerals Corp.:
(Canada) (a)	152,100	1,244,804
(Switzerland) (a)	15,000	124,692
International Tower Hill Mines Ltd. (a)	341,700	2,800,039
Jaguar Mining, Inc. (a)(d)	574,700	3,113,860
Keegan Resources, Inc. (a)	30,000	270,912
Kinross Gold Corp.	17,933,491	281,694,342
Kinross Gold Corp. warrants 9/17/14 (a)	375,441	960,931
Kirkland Lake Gold, Inc. (a)	604,500	9,120,997
Lake Shore Gold Corp. (a)	2,520,000	9,440,735
Levon Resources Ltd. (a)	257,500	499,613
Minefinders Corp. Ltd. (a)	723,000	9,633,036
Nevsun Resources Ltd.	650,000	4,172,558
New Gold, Inc. (a)	6,561,800	66,704,918
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	181,341
Northgate Minerals Corp. (a)	4,089,900	11,987,529
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Novagold Resources, Inc. (a)(d)	1,898,200	$ 21,941,112
OceanaGold Corp. (a)	120,000	336,859
Osisko Mining Corp. (a)	1,932,000	28,453,109
Osisko Mining Corp. (a)(e)	3,000,000	44,181,846
Pilot Gold, Inc. (a)	91,250	290,998
Premier Gold Mines Ltd. (a)	1,246,800	7,874,933
Primero Mining Corp. (a)	494,300	2,203,804
Queenston Mining, Inc. (a)	45,000	336,240
Rainy River Resources Ltd. (a)	160,000	1,679,344
Riva Gold Corp. (a)	10,000	14,552
Romarco Minerals, Inc. (a)	2,410,000	5,123,691
Rubicon Minerals Corp. (a)	2,091,352	10,122,752
San Gold Corp. (a)	2,737,400	8,786,123
Seabridge Gold, Inc. (a)	630,905	18,769,429
SEMAFO, Inc. (a)	4,645,000	40,603,901
Sulliden Gold Corp. Ltd. (a)	10,000	23,943
Teranga Gold Corp. CDI unit	2,881,069	7,596,942
Timmins Gold Corp. (a)	10,000	24,975
Torex Gold Resources, Inc. (a)	1,080,000	1,883,689
Yamana Gold, Inc.	11,584,000	148,603,251
		2,571,028,598
Precious Metals & Minerals - 1.6%
Bearing Resources Ltd. (a)	29,687	0
Dalradian Resources, Inc. (a)	25,000	42,830
First Majestic Silver Corp. (a)	10,000	211,466
Fortuna Mines, Inc. (a)	40,000	217,555
Orko Silver Corp. (a)	446,000	1,187,554
Pan American Silver Corp.	761,987	25,823,743
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2,606,857
Pretium Resources, Inc. (a)(f)	450,000	4,463,079
Pretium Resources, Inc. warrants 4/8/12 (a)(f)	225,000	208,989
Silver Standard Resources, Inc. (a)	813,600	23,976,795
Silver Wheaton Corp.	449,700	16,587,314
Tahoe Resources, Inc.	21,000	413,520
Wildcat Silver Corp. (a)	30,000	70,592
		75,810,294
TOTAL METALS & MINING		2,660,511,571
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd.	2,925,000	3,332,240

	Shares	Value
China - 1.6%
METALS & MINING - 1.6%
Gold - 1.6%
Zhaojin Mining Industry Co. Ltd. (H Shares)	14,663,900	$ 33,675,006
Zijin Mining Group Co. Ltd. (H Shares)	55,192,000	41,799,218
		75,474,224
Japan - 0.0%
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	5,100	124,275
Peru - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Compania de Minas Buenaventura SA sponsored ADR	1,805,400	79,654,248
Russia - 0.9%
METALS & MINING - 0.9%
Gold - 0.9%
Polyus Gold OJSC sponsored ADR	1,172,566	40,265,916
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	73,300	1,403,695
TOTAL METALS & MINING		41,669,611
South Africa - 10.1%
METALS & MINING - 10.1%
Gold - 10.1%
AngloGold Ashanti Ltd. sponsored ADR (d)	4,892,952	224,880,074
Gold Fields Ltd.	55,000	908,816
Gold Fields Ltd. sponsored ADR	9,441,026	155,210,467
Harmony Gold Mining Co. Ltd.	1,484,000	20,558,689
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,441,800	61,785,438
		463,343,484
United Kingdom - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
African Barrick Gold Ltd.	15,000	112,268
Avocet Mining PLC (a)	10,000	33,105
Petropavlovsk PLC	2,550,929	32,750,956
		32,896,329
United States of America - 9.6%
METALS & MINING - 9.6%
Gold - 9.6%
Allied Nevada Gold Corp. (a)	1,324,000	49,093,920
Allied Nevada Gold Corp. (Canada) (a)	20,000	738,325
Newmont Mining Corp.	5,680,350	321,337,400
Common Stocks - continued
	Shares	Value
United States of America - continued
METALS & MINING - CONTINUED
Gold - continued
Royal Gold, Inc. (d)	946,213	$ 58,684,130
US Gold Corp. (a)(d)	1,310,100	9,262,407
		439,116,182
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	15,000	413,550
Paramount Gold & Silver Corp. (a)(d)	10,000	33,900
		447,450
TOTAL METALS & MINING		439,563,632
TOTAL COMMON STOCKS (Cost $3,243,598,167)		4,561,947,418
Commodities - 0.6%
	Troy Ounces
Gold Bullion (a) (Cost $14,601,400)	18,500	28,412,300
Money Market Funds - 13.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	17,398,206	17,398,206
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	615,110,994	615,110,994
TOTAL MONEY MARKET FUNDS (Cost $632,509,200)		632,509,200
TOTAL INVESTMENT PORTFOLIO - 113.5% (Cost $3,890,708,767)	5,222,868,918
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(619,818,995)
NET ASSETS - 100%	$ 4,603,049,923
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,287,286 or 2.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,672,068 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 4,344,586
Pretium Resources, Inc. warrants 4/8/12	3/31/11	$ 296,025
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,670
Fidelity Securities Lending Cash Central Fund	219,852
Total	$ 225,522
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 26,107,166	$ 26,566	$ -	$ -	$ 28,410,616
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$ 4,561,947,418	$ 4,534,416,541	$ 24,198,637	$ 3,332,240
Commodities	28,412,300	28,412,300	-	-
Money Market Funds	632,509,200	632,509,200	-	-
Total Investments:	$ 5,222,868,918	$ 5,195,338,041	$ 24,198,637	$ 3,332,240
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,084,555)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	4,416,795
Transfers out of Level 3	-
Ending Balance	$ 3,332,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (1,084,555)

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $4,226,622,279. Net unrealized appreciation aggregated $996,244,790, of which $1,094,943,806 related to appreciated investment securities and $98,699,016 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2011, the Fund held $28,410,616 in the Subsidiary, representing 0.6% of the Fund's net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.851741.104

AGLD-QTLY-0711

Consolidated Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 13.2%
METALS & MINING - 13.2%
Diversified Metals & Mining - 0.1%
Ampella Mining Ltd. (a)	150,000	$ 365,102
Gryphon Minerals Ltd. (a)(d)	100,000	182,551
Sandfire Resources NL (a)	314,167	2,381,262
		2,928,915
Gold - 13.1%
Centamin Egypt Ltd. (United Kingdom) (a)	7,116,900	14,891,234
CGA Mining Ltd.:
(Australia) (a)	18,920	49,889
(Canada) (a)	110,000	300,841
Intrepid Mines Ltd.:
(Australia) (a)(d)	8,769,767	17,788,113
(Canada) (a)	320,000	653,904
Kingsgate Consolidated NL	3,485,767	29,174,448
Kula Gold Ltd.	26,245	48,191
Medusa Mining Ltd.	3,127,885	29,084,202
Newcrest Mining Ltd.	11,092,094	470,102,186
Perseus Mining Ltd.:
(Australia) (a)	4,884,308	14,234,883
(Canada) (a)	1,300,000	3,810,310
Resolute Mining Ltd. (a)	3,586,661	4,307,557
St Barbara Ltd. (a)(d)	5,709,676	11,916,438
Troy Resources NL (a)(e)	2,300,000	8,877,651
		605,239,847
TOTAL METALS & MINING		608,168,762
Bailiwick of Jersey - 3.4%
METALS & MINING - 3.4%
Gold - 3.4%
Randgold Resources Ltd. sponsored ADR (d)	1,909,367	156,491,719
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	75,100	651,055
Precious Metals & Minerals - 0.0%
Aquarius Platinum Ltd. (United Kingdom)	11,752	66,268
TOTAL METALS & MINING		717,323
Canada - 57.8%
METALS & MINING - 57.8%
Diversified Metals & Mining - 0.3%
Clifton Star Resources, Inc. (a)	25,000	84,886
East Asia Minerals Corp. (a)	5,000	20,022
Galway Resources Ltd. (a)	15,000	19,970
Kimber Resources, Inc. (a)	16,100	30,241
Kimber Resources, Inc. (a)(e)	5,832,000	10,954,373
Sabina Gold & Silver Corp. (a)	200,000	1,393,261

	Shares	Value
Southern Arc Minerals, Inc. (a)	30,000	$ 50,157
Trelawney Mining and Exploration, Inc. (a)	250,000	1,119,769
		13,672,679
Gold - 55.9%
Agnico-Eagle Mines Ltd. (Canada)	2,734,400	176,743,353
Alacer Gold Corp. (a)	2,769,063	26,663,252
Alamos Gold, Inc.	2,183,800	32,837,573
Argonaut Gold, Inc. (a)	649,800	3,393,352
ATAC Resources Ltd. (a)	37,200	252,236
Aurizon Mines Ltd. (a)	2,626,900	15,154,932
Avion Gold Corp. (a)	5,020,000	8,600,237
B2Gold Corp. (a)	3,977,400	12,766,101
Barrick Gold Corp. (d)	10,072,319	482,228,059
Canaco Resources, Inc. (a)	1,225,000	5,651,220
Canaco Resources, Inc. (a)(e)	561,600	2,590,796
Centerra Gold, Inc.	2,166,400	39,797,637
China Gold International Resources Corp. Ltd. (a)	40,000	182,466
Colossus Minerals, Inc. (a)	961,100	8,034,377
Corvus Gold, Inc. (a)	138,350	92,809
Detour Gold Corp. (a)	543,000	17,349,997
Detour Gold Corp. (a)(e)	785,900	25,111,166
Eldorado Gold Corp.	8,457,013	134,149,636
European Goldfields Ltd. (a)	1,981,700	27,692,056
Exeter Resource Corp. (a)	238,000	1,174,096
Extorre Gold Mines Ltd. (a)	453,000	5,194,107
Franco-Nevada Corp.	1,878,400	72,348,303
Gabriel Resources Ltd. (a)	370,000	2,672,997
Gammon Gold, Inc. (a)	2,892,500	29,851,902
Goldcorp, Inc.	10,651,900	532,732,414
Gran Colombia Gold Corp. (a)(d)	1,560,000	1,658,290
Great Basin Gold Ltd. (a)(d)	5,937,900	12,195,078
Greystar Resources Ltd. (a)	679,200	2,481,416
Guyana Goldfields, Inc. (a)	1,253,000	11,237,494
Guyana Goldfields, Inc. (a)(e)	155,000	1,390,113
IAMGOLD Corp.	6,073,700	127,999,333
International Minerals Corp.:
(Canada) (a)	152,100	1,244,804
(Switzerland) (a)	15,000	124,692
International Tower Hill Mines Ltd. (a)	341,700	2,800,039
Jaguar Mining, Inc. (a)(d)	574,700	3,113,860
Keegan Resources, Inc. (a)	30,000	270,912
Kinross Gold Corp.	17,933,491	281,694,342
Kinross Gold Corp. warrants 9/17/14 (a)	375,441	960,931
Kirkland Lake Gold, Inc. (a)	604,500	9,120,997
Lake Shore Gold Corp. (a)	2,520,000	9,440,735
Levon Resources Ltd. (a)	257,500	499,613
Minefinders Corp. Ltd. (a)	723,000	9,633,036
Nevsun Resources Ltd.	650,000	4,172,558
New Gold, Inc. (a)	6,561,800	66,704,918
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	181,341
Northgate Minerals Corp. (a)	4,089,900	11,987,529
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Novagold Resources, Inc. (a)(d)	1,898,200	$ 21,941,112
OceanaGold Corp. (a)	120,000	336,859
Osisko Mining Corp. (a)	1,932,000	28,453,109
Osisko Mining Corp. (a)(e)	3,000,000	44,181,846
Pilot Gold, Inc. (a)	91,250	290,998
Premier Gold Mines Ltd. (a)	1,246,800	7,874,933
Primero Mining Corp. (a)	494,300	2,203,804
Queenston Mining, Inc. (a)	45,000	336,240
Rainy River Resources Ltd. (a)	160,000	1,679,344
Riva Gold Corp. (a)	10,000	14,552
Romarco Minerals, Inc. (a)	2,410,000	5,123,691
Rubicon Minerals Corp. (a)	2,091,352	10,122,752
San Gold Corp. (a)	2,737,400	8,786,123
Seabridge Gold, Inc. (a)	630,905	18,769,429
SEMAFO, Inc. (a)	4,645,000	40,603,901
Sulliden Gold Corp. Ltd. (a)	10,000	23,943
Teranga Gold Corp. CDI unit	2,881,069	7,596,942
Timmins Gold Corp. (a)	10,000	24,975
Torex Gold Resources, Inc. (a)	1,080,000	1,883,689
Yamana Gold, Inc.	11,584,000	148,603,251
		2,571,028,598
Precious Metals & Minerals - 1.6%
Bearing Resources Ltd. (a)	29,687	0
Dalradian Resources, Inc. (a)	25,000	42,830
First Majestic Silver Corp. (a)	10,000	211,466
Fortuna Mines, Inc. (a)	40,000	217,555
Orko Silver Corp. (a)	446,000	1,187,554
Pan American Silver Corp.	761,987	25,823,743
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2,606,857
Pretium Resources, Inc. (a)(f)	450,000	4,463,079
Pretium Resources, Inc. warrants 4/8/12 (a)(f)	225,000	208,989
Silver Standard Resources, Inc. (a)	813,600	23,976,795
Silver Wheaton Corp.	449,700	16,587,314
Tahoe Resources, Inc.	21,000	413,520
Wildcat Silver Corp. (a)	30,000	70,592
		75,810,294
TOTAL METALS & MINING		2,660,511,571
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd.	2,925,000	3,332,240

	Shares	Value
China - 1.6%
METALS & MINING - 1.6%
Gold - 1.6%
Zhaojin Mining Industry Co. Ltd. (H Shares)	14,663,900	$ 33,675,006
Zijin Mining Group Co. Ltd. (H Shares)	55,192,000	41,799,218
		75,474,224
Japan - 0.0%
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	5,100	124,275
Peru - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Compania de Minas Buenaventura SA sponsored ADR	1,805,400	79,654,248
Russia - 0.9%
METALS & MINING - 0.9%
Gold - 0.9%
Polyus Gold OJSC sponsored ADR	1,172,566	40,265,916
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	73,300	1,403,695
TOTAL METALS & MINING		41,669,611
South Africa - 10.1%
METALS & MINING - 10.1%
Gold - 10.1%
AngloGold Ashanti Ltd. sponsored ADR (d)	4,892,952	224,880,074
Gold Fields Ltd.	55,000	908,816
Gold Fields Ltd. sponsored ADR	9,441,026	155,210,467
Harmony Gold Mining Co. Ltd.	1,484,000	20,558,689
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,441,800	61,785,438
		463,343,484
United Kingdom - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
African Barrick Gold Ltd.	15,000	112,268
Avocet Mining PLC (a)	10,000	33,105
Petropavlovsk PLC	2,550,929	32,750,956
		32,896,329
United States of America - 9.6%
METALS & MINING - 9.6%
Gold - 9.6%
Allied Nevada Gold Corp. (a)	1,324,000	49,093,920
Allied Nevada Gold Corp. (Canada) (a)	20,000	738,325
Newmont Mining Corp.	5,680,350	321,337,400
Common Stocks - continued
	Shares	Value
United States of America - continued
METALS & MINING - CONTINUED
Gold - continued
Royal Gold, Inc. (d)	946,213	$ 58,684,130
US Gold Corp. (a)(d)	1,310,100	9,262,407
		439,116,182
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	15,000	413,550
Paramount Gold & Silver Corp. (a)(d)	10,000	33,900
		447,450
TOTAL METALS & MINING		439,563,632
TOTAL COMMON STOCKS (Cost $3,243,598,167)		4,561,947,418
Commodities - 0.6%
	Troy Ounces
Gold Bullion (a) (Cost $14,601,400)	18,500	28,412,300
Money Market Funds - 13.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	17,398,206	17,398,206
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	615,110,994	615,110,994
TOTAL MONEY MARKET FUNDS (Cost $632,509,200)		632,509,200
TOTAL INVESTMENT PORTFOLIO - 113.5% (Cost $3,890,708,767)	5,222,868,918
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(619,818,995)
NET ASSETS - 100%	$ 4,603,049,923
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,287,286 or 2.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,672,068 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 4,344,586
Pretium Resources, Inc. warrants 4/8/12	3/31/11	$ 296,025
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,670
Fidelity Securities Lending Cash Central Fund	219,852
Total	$ 225,522
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 26,107,166	$ 26,566	$ -	$ -	$ 28,410,616
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$ 4,561,947,418	$ 4,534,416,541	$ 24,198,637	$ 3,332,240
Commodities	28,412,300	28,412,300	-	-
Money Market Funds	632,509,200	632,509,200	-	-
Total Investments:	$ 5,222,868,918	$ 5,195,338,041	$ 24,198,637	$ 3,332,240
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,084,555)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	4,416,795
Transfers out of Level 3	-
Ending Balance	$ 3,332,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (1,084,555)

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $4,226,622,279. Net unrealized appreciation aggregated $996,244,790, of which $1,094,943,806 related to appreciated investment securities and $98,699,016 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2011, the Fund held $28,410,616 in the Subsidiary, representing 0.6% of the Fund's net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

May 31, 2011

1.802174.107

HEA-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
BIOTECHNOLOGY - 22.6%
Biotechnology - 22.6%
Achillion Pharmaceuticals, Inc. (a)	1,200,000	$ 8,988,000
Acorda Therapeutics, Inc. (a)	800,000	26,280,000
Affymax, Inc. (a)	400,000	2,832,000
Alexion Pharmaceuticals, Inc. (a)	700,000	33,194,000
AMAG Pharmaceuticals, Inc. (a)(d)	300,000	5,538,000
Amgen, Inc. (a)	1,450,000	87,783,000
Anthera Pharmaceuticals, Inc. (a)(d)	1,000,000	8,130,000
Ardea Biosciences, Inc. (a)	800,000	19,992,000
ARIAD Pharmaceuticals, Inc. (a)(d)	2,400,000	20,832,000
ArQule, Inc. (a)	772,100	5,574,562
AVEO Pharmaceuticals, Inc. (a)	130,480	2,391,698
AVEO Pharmaceuticals, Inc. (a)(f)	117,323	2,150,531
Biogen Idec, Inc. (a)	400,000	37,892,000
BioMarin Pharmaceutical, Inc. (a)	1,600,000	45,168,000
Chelsea Therapeutics International Ltd. (a)(d)	1,030,000	4,686,500
Dynavax Technologies Corp. (a)(d)	2,800,000	7,728,000
Gilead Sciences, Inc. (a)	2,200,000	91,828,000
Human Genome Sciences, Inc. (a)	362,495	9,921,488
Incyte Corp. (a)(d)	500,000	8,865,000
Inhibitex, Inc. (a)	1,200,000	5,508,000
Medivir AB (B Shares) (a)	450,000	10,461,387
Micromet, Inc. (a)	395,347	2,447,198
Neurocrine Biosciences, Inc. (a)	500,000	4,125,000
NPS Pharmaceuticals, Inc. (a)	587,431	5,621,715
Seattle Genetics, Inc. (a)	650,000	12,590,500
Targacept, Inc. (a)	529,566	11,915,235
Theravance, Inc. (a)	600,000	15,678,000
United Therapeutics Corp. (a)	280,000	18,079,600
YM Biosciences, Inc. (a)	1,000,000	3,477,992
ZIOPHARM Oncology, Inc. (a)(d)	937,900	6,677,848
		526,357,254
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (e)	996,904	5,911,641
Stewart Enterprises, Inc. Class A	690,000	5,140,500
		11,052,141
FOOD & STAPLES RETAILING - 1.4%
Drug Retail - 1.4%
CVS Caremark Corp.	650,000	25,148,500
Droga Raia SA	82,000	1,455,271
Rite Aid Corp. (a)	6,000,000	6,300,000
		32,903,771
HEALTH CARE EQUIPMENT & SUPPLIES - 22.2%
Health Care Equipment - 21.5%
Baxter International, Inc.	1,700,000	101,184,000
Boston Scientific Corp. (a)	6,800,000	48,824,000
C. R. Bard, Inc.	410,000	45,829,800
Covidien PLC	2,750,000	151,249,996

	Shares	Value
Cyberonics, Inc. (a)	250,000	$ 8,162,500
Edwards Lifesciences Corp. (a)	410,000	36,379,300
HeartWare International, Inc. (a)(d)	142,000	10,344,700
Hologic, Inc. (a)	550,000	11,825,000
Integra LifeSciences Holdings Corp. (a)	330,000	16,925,700
Masimo Corp.	408,065	12,535,757
Orthofix International NV (a)	200,000	8,166,000
St. Jude Medical, Inc.	180,000	9,120,600
William Demant Holding A/S (a)	160,000	15,129,440
Zimmer Holdings, Inc. (a)	400,000	27,104,000
		502,780,793
Health Care Supplies - 0.7%
Endologix, Inc. (a)	1,121,200	9,608,684
RTI Biologics, Inc. (a)	2,000,000	6,100,000
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	220,000	291,365
		16,000,049
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		518,780,842
HEALTH CARE PROVIDERS & SERVICES - 22.8%
Health Care Distributors & Services - 3.9%
Amplifon SpA	1,100,000	6,257,482
McKesson Corp.	1,000,000	85,610,000
		91,867,482
Health Care Facilities - 2.7%
Emeritus Corp. (a)	372,980	8,727,732
Hanger Orthopedic Group, Inc. (a)	400,000	10,060,000
HCA Holdings, Inc.	270,000	9,420,300
HealthSouth Corp. (a)	600,000	16,842,000
LCA-Vision, Inc. (a)	850,000	4,828,000
Sunrise Senior Living, Inc. (a)	1,220,000	12,126,800
		62,004,832
Health Care Services - 11.4%
Accretive Health, Inc.	800,000	19,472,000
Express Scripts, Inc. (a)	400,000	23,824,000
Fresenius Medical Care AG & Co. KGaA	350,000	25,342,605
HMS Holdings Corp. (a)	100,000	7,806,000
Laboratory Corp. of America Holdings (a)	150,000	15,124,500
Medco Health Solutions, Inc. (a)	1,900,000	113,734,000
MEDNAX, Inc. (a)	160,000	12,024,000
Omnicare, Inc.	1,000,000	31,440,000
Sun Healthcare Group, Inc. (a)	700,000	6,979,000
Team Health Holdings, Inc. (a)	500,000	11,200,000
		266,946,105
Managed Health Care - 4.8%
CIGNA Corp.	600,000	29,934,000
Humana, Inc.	400,000	32,212,000
UnitedHealth Group, Inc.	600,000	29,370,000
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Universal American Spin Corp. (a)	500,000	$ 4,650,000
WellPoint, Inc.	200,000	15,634,000
		111,800,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		532,618,419
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,400,000	28,154,000
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
WebMD Health Corp. (a)	350,000	16,688,000
LIFE SCIENCES TOOLS & SERVICES - 9.3%
Life Sciences Tools & Services - 9.3%
Agilent Technologies, Inc. (a)	475,000	23,688,250
Bruker BioSciences Corp. (a)	1,050,000	20,706,000
Covance, Inc. (a)(d)	725,000	42,673,500
Illumina, Inc. (a)(d)	1,050,000	75,684,000
PAREXEL International Corp. (a)	350,000	8,809,500
QIAGEN NV (a)(d)	600,000	11,838,000
Sequenom, Inc. (a)(d)	1,508,600	11,963,198
Thermo Fisher Scientific, Inc. (a)	325,000	21,271,250
		216,633,698
MACHINERY - 0.7%
Industrial Machinery - 0.7%
Pall Corp.	280,000	15,708,000
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	560,000	7,229,600
PHARMACEUTICALS - 13.4%
Pharmaceuticals - 13.4%
Cardiome Pharma Corp. (a)	1,200,000	6,303,731
Columbia Laboratories, Inc. (a)(d)	1,050,000	3,706,500
Eli Lilly & Co.	400,000	15,392,000
Merck & Co., Inc.	1,850,000	67,987,500
Optimer Pharmaceuticals, Inc. (a)(d)	500,000	7,255,000
Perrigo Co.	200,000	17,112,000
Pfizer, Inc.	2,000,000	42,900,000
Piramal Healthcare Ltd.	232,257	1,898,785
Shire PLC sponsored ADR	490,000	46,839,100
Teva Pharmaceutical Industries Ltd. sponsored ADR	200,000	10,180,000
Valeant Pharmaceuticals International, Inc. (Canada) (d)	1,400,000	73,384,592
Watson Pharmaceuticals, Inc. (a)	225,000	14,478,750
XenoPort, Inc. (a)	500,000	3,875,000
		311,312,958

	Shares	Value
SOFTWARE - 0.9%
Application Software - 0.9%
Nuance Communications, Inc. (a)	1,000,000	$ 21,960,000
TOTAL COMMON STOCKS (Cost $1,691,981,340)		2,239,398,683
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $2,450,000)	350,000	2,450,000
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.14% (b)	45,625,944	45,625,944
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	88,861,096	88,861,096
TOTAL MONEY MARKET FUNDS (Cost $134,487,040)		134,487,040
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,828,918,380)	2,376,335,723
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(43,146,590)
NET ASSETS - 100%	$ 2,333,189,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,600,531 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 1,583,861
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,450,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,791
Fidelity Securities Lending Cash Central Fund	74,214
Total	$ 92,005
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 5,682,353	$ -	$ -	$ 24,923	$ 5,911,641
Total	$ 5,682,353	$ -	$ -	$ 24,923	$ 5,911,641
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,239,398,683	$ 2,214,056,078	$ 25,342,605	$ -
Convertible Preferred Stocks	2,450,000	-	-	2,450,000
Money Market Funds	134,487,040	134,487,040	-	-
Total Investments in Securities:	$ 2,376,335,723	$ 2,348,543,118	$ 25,342,605	$ 2,450,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,450,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,450,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,837,353,778. Net unrealized appreciation aggregated $538,981,945, of which $554,059,624 related to appreciated investment securities and $15,077,679 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio

May 31, 2011

1.802175.107

SAV-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CAPITAL MARKETS - 4.8%
Asset Management & Custody Banks - 2.0%
State Street Corp.	49,000	$ 2,242,730
Investment Banking & Brokerage - 2.8%
FXCM, Inc. Class A (d)	200,000	1,980,000
TD Ameritrade Holding Corp.	60,000	1,293,000
		3,273,000
TOTAL CAPITAL MARKETS		5,515,730
COMMERCIAL BANKS - 16.5%
Diversified Banks - 9.6%
Comerica, Inc.	50,000	1,805,500
U.S. Bancorp, Delaware	200,000	5,120,000
Wells Fargo & Co.	145,000	4,113,650
		11,039,150
Regional Banks - 6.9%
BB&T Corp.	75,000	2,065,500
CIT Group, Inc. (a)	25,000	1,108,250
Regions Financial Corp.	575,000	4,059,500
Wilshire Bancorp, Inc. (a)	200,000	626,000
		7,859,250
TOTAL COMMERCIAL BANKS		18,898,400
CONSUMER FINANCE - 28.0%
Consumer Finance - 28.0%
American Express Co.	100,000	5,160,000
Capital One Financial Corp.	155,000	8,422,700
Discover Financial Services	375,000	8,940,000
Dollar Financial Corp. (a)	65,000	1,476,150
SLM Corp.	475,000	8,094,000
		32,092,850
DIVERSIFIED FINANCIAL SERVICES - 8.4%
Other Diversified Financial Services - 8.4%
Citigroup, Inc.	130,000	5,349,500
JPMorgan Chase & Co.	100,000	4,324,000
		9,673,500
INSURANCE - 0.4%
Multi-Line Insurance - 0.4%
Genworth Financial, Inc. Class A (a)	43,700	485,507
IT SERVICES - 16.4%
Data Processing & Outsourced Services - 16.4%
MasterCard, Inc. Class A	33,000	9,472,650
Visa, Inc. Class A	115,000	9,321,900
		18,794,550

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 12.6%
Mortgage REITs - 12.6%
Capstead Mortgage Corp.	100,000	$ 1,327,000
Invesco Mortgage Capital, Inc.	115,000	2,618,550
MFA Financial, Inc.	700,000	5,768,000
Redwood Trust, Inc. (d)	100,000	1,555,000
Two Harbors Investment Corp.	300,000	3,222,000
		14,490,550
THRIFTS & MORTGAGE FINANCE - 9.7%
Thrifts & Mortgage Finance - 9.7%
BankUnited, Inc.	600	17,016
First Niagara Financial Group, Inc.	125,000	1,775,000
Flushing Financial Corp.	125,000	1,677,500
MGIC Investment Corp. (a)(d)	187,300	1,509,638
New York Community Bancorp, Inc. (d)	75,000	1,215,000
Ocwen Financial Corp. (a)	235,000	2,824,700
Radian Group, Inc. (d)	179,400	893,412
TFS Financial Corp.	125,000	1,281,250
		11,193,516
TOTAL COMMON STOCKS (Cost $107,540,203)		111,144,603
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 0.14% (b)	3,443,662	3,443,662
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,388,700	5,388,700
TOTAL MONEY MARKET FUNDS (Cost $8,832,362)		8,832,362
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $116,372,565)		119,976,965
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(5,210,372)
NET ASSETS - 100%		$ 114,766,593
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,403
Fidelity Securities Lending Cash Central Fund	1,486
Total	$ 2,889
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $116,888,388. Net unrealized appreciation aggregated $3,088,577, of which $9,470,535 related to appreciated investment securities and $6,381,958 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

May 31, 2011

1.802176.107

INE-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
AEROSPACE & DEFENSE - 26.3%
Aerospace & Defense - 26.3%
BE Aerospace, Inc. (a)	72,100	$ 2,697,982
Esterline Technologies Corp. (a)	68,400	5,172,408
General Dynamics Corp.	121,600	9,025,152
Goodrich Corp.	63,400	5,534,186
Precision Castparts Corp.	56,200	8,829,020
Raytheon Co.	148,500	7,481,430
Rockwell Collins, Inc.	92,500	5,654,525
Textron, Inc.	150,100	3,434,288
The Boeing Co.	302,800	23,627,484
TransDigm Group, Inc. (a)	37,000	3,034,000
United Technologies Corp.	315,700	27,708,989
		102,199,464
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Tenneco, Inc. (a)	23,300	972,775
BUILDING PRODUCTS - 7.4%
Building Products - 7.4%
A.O. Smith Corp.	34,950	1,449,377
American Woodmark Corp.	54,800	1,100,384
Armstrong World Industries, Inc.	69,200	3,322,292
Gibraltar Industries, Inc. (a)	251,288	3,281,821
Masco Corp.	378,433	5,392,670
Owens Corning (a)	52,900	2,020,780
Quanex Building Products Corp.	618,200	12,265,088
		28,832,412
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Environmental & Facility Services - 1.5%
Republic Services, Inc.	182,500	5,752,400
CONSTRUCTION & ENGINEERING - 8.9%
Construction & Engineering - 8.9%
EMCOR Group, Inc. (a)	115,900	3,519,883
Fluor Corp.	96,700	6,665,531
Foster Wheeler AG (a)	122,700	4,203,702
Jacobs Engineering Group, Inc. (a)	251,500	11,584,090
Larsen & Toubro Ltd.	49,266	1,796,049
Quanta Services, Inc. (a)	154,500	3,051,375
Shaw Group, Inc. (a)	101,800	3,718,754
		34,539,384
ELECTRICAL EQUIPMENT - 10.8%
Electrical Components & Equipment - 10.0%
Acuity Brands, Inc.	44,600	2,718,816
Emerson Electric Co.	317,000	17,292,350
Encore Wire Corp.	85,500	2,076,795
General Cable Corp. (a)	48,400	2,020,700
GrafTech International Ltd. (a)	91,200	1,927,968

	Shares	Value
Prysmian SpA	178,600	$ 3,774,622
Regal-Beloit Corp.	128,332	8,854,908
		38,666,159
Heavy Electrical Equipment - 0.8%
Alstom SA	52,340	3,239,473
TOTAL ELECTRICAL EQUIPMENT		41,905,632
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
FLIR Systems, Inc.	49,600	1,793,040
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Cobra Electronics Corp. (a)	259,725	953,191
INDUSTRIAL CONGLOMERATES - 17.1%
Industrial Conglomerates - 17.1%
General Electric Co.	2,461,355	48,341,013
Tyco International Ltd.	366,300	18,076,905
		66,417,918
MACHINERY - 17.9%
Construction & Farm Machinery & Heavy Trucks - 5.3%
Ashok Leyland Ltd.	1,645,614	1,868,439
Cummins, Inc.	101,100	10,639,764
Manitowoc Co., Inc.	119,900	2,160,598
Marcopolo SA (PN)	236,500	1,112,659
Tata Motors Ltd. sponsored ADR (d)	126,900	3,074,787
TIL Ltd.	30,811	306,058
WABCO Holdings, Inc. (a)	19,800	1,357,290
		20,519,595
Industrial Machinery - 12.6%
Danaher Corp.	363,200	19,805,296
Flowserve Corp.	65,300	7,916,319
Gencor Industries, Inc. (a)	49,400	382,356
Ingersoll-Rand Co. Ltd.	318,300	15,883,170
Key Technology, Inc. (a)	153,336	2,718,647
Weg SA	221,500	2,527,978
		49,233,766
TOTAL MACHINERY		69,753,361
PROFESSIONAL SERVICES - 0.6%
Human Resource & Employment Services - 0.6%
Towers Watson & Co.	35,900	2,277,855
ROAD & RAIL - 0.4%
Trucking - 0.4%
Frozen Food Express Industries, Inc. (a)	365,628	1,385,730
Tegma Gestao Logistica	24,100	386,602
		1,772,332
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Trading Companies & Distributors - 1.2%
Barloworld Ltd.	196,800	$ 2,097,890
Interline Brands, Inc. (a)	80,500	1,486,835
Mills Estruturas e Servicos de Engenharia SA	82,000	1,096,002
		4,680,727
TRANSPORTATION INFRASTRUCTURE - 0.9%
Highways & Railtracks - 0.9%
Companhia de Concessoes Rodoviarias	117,900	3,692,154
TOTAL COMMON STOCKS (Cost $322,730,422)		365,542,645
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.14% (b)	22,092,702	22,092,702
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	925,000	925,000
TOTAL MONEY MARKET FUNDS (Cost $23,017,702)		23,017,702
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $345,748,124)		388,560,347
NET OTHER ASSETS (LIABILITIES) - 0.2%		661,186
NET ASSETS - 100%		$ 389,221,533
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,217
Fidelity Securities Lending Cash Central Fund	1,923
Total	$ 5,140
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $349,848,399. Net unrealized appreciation aggregated $38,711,948, of which $43,438,106 related to appreciated investment securities and $4,726,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

May 31, 2011

1.802164.107

CYC-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
AEROSPACE & DEFENSE - 23.7%
Aerospace & Defense - 23.7%
Bombardier, Inc. Class B (sub. vtg.)	650,500	$ 4,531,581
DigitalGlobe, Inc. (a)	47,525	1,170,066
Embraer SA sponsored ADR	91,600	2,957,764
Esterline Technologies Corp. (a)	52,060	3,936,777
GeoEye, Inc. (a)	56,329	1,868,433
Goodrich Corp.	88,858	7,756,415
Honeywell International, Inc.	380,906	22,682,952
Meggitt PLC	537,820	3,245,032
MTU Aero Engines Holdings AG	18,482	1,419,909
Precision Castparts Corp.	83,254	13,079,203
Rockwell Collins, Inc.	130,412	7,972,086
Textron, Inc.	418,960	9,585,805
The Boeing Co.	329,273	25,693,172
TransDigm Group, Inc. (a)	46,600	3,821,200
United Technologies Corp.	386,272	33,903,093
		143,623,488
AIR FREIGHT & LOGISTICS - 0.4%
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	26,554	2,130,162
AIRLINES - 0.4%
Airlines - 0.4%
Copa Holdings SA Class A	34,500	2,155,905
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
TRW Automotive Holdings Corp. (a)	16,500	938,355
BUILDING PRODUCTS - 2.9%
Building Products - 2.9%
A.O. Smith Corp.	159,966	6,633,790
Lennox International, Inc.	94,506	4,404,925
Owens Corning (a)	178,626	6,823,513
		17,862,228
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Diversified Support Services - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	108,900	3,018,708
Environmental & Facility Services - 1.4%
Republic Services, Inc.	261,186	8,232,583
Office Services & Supplies - 0.3%
Mine Safety Appliances Co.	54,000	2,029,320
Security & Alarm Services - 0.7%
The Geo Group, Inc. (a)	170,794	4,199,824
TOTAL COMMERCIAL SERVICES & SUPPLIES		17,480,435
CONSTRUCTION & ENGINEERING - 7.5%
Construction & Engineering - 7.5%
AECOM Technology Corp. (a)	32,500	931,775
Dycom Industries, Inc. (a)	107,801	1,842,319
EMCOR Group, Inc. (a)	236,468	7,181,533

	Shares	Value
Fluor Corp.	109,919	$ 7,576,717
Foster Wheeler AG (a)	235,028	8,052,059
Jacobs Engineering Group, Inc. (a)	145,485	6,701,039
MYR Group, Inc. (a)	81,052	1,827,723
Quanta Services, Inc. (a)	234,273	4,626,892
Shaw Group, Inc. (a)	148,360	5,419,591
SNC-Lavalin Group, Inc.	26,300	1,547,953
		45,707,601
ELECTRICAL EQUIPMENT - 9.7%
Electrical Components & Equipment - 8.7%
AMETEK, Inc.	102,875	4,474,034
Cooper Industries PLC Class A	92,317	5,802,123
Emerson Electric Co.	395,375	21,567,706
General Cable Corp. (a)	40,542	1,692,629
GrafTech International Ltd. (a)	338,000	7,145,320
Polypore International, Inc. (a)	29,500	1,933,725
Prysmian SpA	339,337	7,171,719
Regal-Beloit Corp.	45,102	3,112,038
		52,899,294
Heavy Electrical Equipment - 1.0%
Alstom SA	95,641	5,919,496
TOTAL ELECTRICAL EQUIPMENT		58,818,790
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Dresser-Rand Group, Inc. (a)	59,302	3,118,099
HOUSEHOLD DURABLES - 0.5%
Household Appliances - 0.5%
Stanley Black & Decker, Inc.	43,423	3,208,091
INDUSTRIAL CONGLOMERATES - 17.1%
Industrial Conglomerates - 17.1%
3M Co.	98,379	9,285,010
Cookson Group PLC	141,500	1,600,228
General Electric Co.	3,946,711	77,513,403
Tyco International Ltd.	302,976	14,951,866
		103,350,507
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	65,938	3,288,328
MACHINERY - 20.5%
Construction & Farm Machinery & Heavy Trucks - 7.8%
Caterpillar, Inc.	168,057	17,780,431
Cummins, Inc.	135,544	14,264,651
Fiat Industrial SpA (a)	497,896	6,547,192
Jain Irrigation Systems Ltd.	1,010,894	3,770,937
PACCAR, Inc.	61,503	3,075,150
Sauer-Danfoss, Inc. (a)	31,000	1,655,400
		47,093,761
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 12.7%
Actuant Corp. Class A	126,516	$ 3,180,612
Charter International PLC	354,422	4,547,450
Danaher Corp.	374,308	20,411,015
Flowserve Corp.	56,400	6,837,372
Graco, Inc.	82,000	4,145,920
Harsco Corp.	90,707	3,039,592
Ingersoll-Rand Co. Ltd.	313,905	15,663,860
Pall Corp.	116,087	6,512,481
SPX Corp.	112,500	9,327,375
Weg SA	268,200	3,060,964
		76,726,641
TOTAL MACHINERY		123,820,402
MARINE - 0.4%
Marine - 0.4%
Kuehne & Nagel International AG	14,390	2,259,141
PROFESSIONAL SERVICES - 2.8%
Human Resource & Employment Services - 1.3%
Towers Watson & Co.	119,449	7,579,039
Research & Consulting Services - 1.5%
Bureau Veritas SA	37,800	3,171,608
IHS, Inc. Class A (a)	68,688	6,025,311
		9,196,919
TOTAL PROFESSIONAL SERVICES		16,775,958
ROAD & RAIL - 7.5%
Railroads - 7.3%
CSX Corp.	155,689	12,346,138
Kansas City Southern (a)	89,283	5,257,876
Union Pacific Corp.	256,782	26,954,407
		44,558,421
Trucking - 0.2%
Saia, Inc. (a)	71,663	1,125,826
TOTAL ROAD & RAIL		45,684,247

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.6%
Trading Companies & Distributors - 2.6%
Barloworld Ltd.	225,292	$ 2,401,615
Beacon Roofing Supply, Inc. (a)	7,600	166,516
Finning International, Inc. (d)	58,500	1,735,167
Mills Estruturas e Servicos de Engenharia SA	310,000	4,143,423
Rush Enterprises, Inc. Class A (a)	211,625	4,226,151
WESCO International, Inc. (a)	56,795	3,157,802
		15,830,674
TOTAL COMMON STOCKS (Cost $491,020,403)		606,052,411
Money Market Funds - 0.6%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $3,848,000)	3,848,000	3,848,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $494,868,403)		609,900,411
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,532,372)
NET ASSETS - 100%		$ 605,368,039
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,716
Fidelity Securities Lending Cash Central Fund	15,569
Total	$ 20,285
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $496,778,239. Net unrealized appreciation aggregated $113,122,172, of which $118,865,459 related to appreciated investment securities and $5,743,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

May 31, 2011

1.802178.107

PRC-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
INSURANCE - 97.3%
Insurance Brokers - 10.0%
Aon Corp.	222,947	$ 11,626,686
Austbrokers Holdings Ltd.	20,489	137,581
Brasil Insurance Participacoes e Administracao SA	3,500	4,216,466
CNinsure, Inc. ADR	50	793
Jardine Lloyd Thompson Group PLC	550,228	6,308,530
National Financial Partners Corp. (a)	232,144	3,034,122
Willis Group Holdings Pub Ltd. Co.	25,673	1,065,430
		26,389,608
Life & Health Insurance - 29.1%
AFLAC, Inc.	304,600	14,556,834
American Equity Investment Life Holding Co. (d)	612,400	7,955,076
Lincoln National Corp.	36,500	1,071,275
MetLife, Inc.	636,975	28,090,598
Primerica, Inc.	193,000	4,143,710
Prudential Financial, Inc.	248,089	15,823,116
Torchmark Corp.	70,700	4,687,410
		76,328,019
Multi-Line Insurance - 7.6%
Fairfax Financial Holdings Ltd. (sub. vtg.)	17,600	6,784,251
Hartford Financial Services Group, Inc.	352,400	9,391,460
Horace Mann Educators Corp.	174,100	2,841,312
Mapfre SA (Reg.)	7,100	27,253
Porto Seguro SA	50,900	790,376
		19,834,652
Property & Casualty Insurance - 46.1%
ACE Ltd.	264,749	18,220,026
Allied World Assurance Co. Holdings Ltd.	39,600	2,400,552
Allstate Corp.	90,000	2,824,200
American Safety Insurance Group Ltd. (a)	8,890	164,732
Amlin PLC	480,117	3,356,516
Axis Capital Holdings Ltd.	19,700	648,918
Beazley PLC	1,660,100	3,481,746
Berkshire Hathaway, Inc.:
Class A (a)	4	475,100
Class B (a)	534,669	42,276,279
Chaucer Holdings PLC	1,453,900	1,261,565
Dongbu Insurance Co. Ltd.	21,340	1,015,060
Hanover Insurance Group, Inc.	151,400	6,216,484
Hilltop Holdings, Inc. (a)	184,600	1,818,310
Progressive Corp.	323,500	7,003,775

	Shares	Value
QBE Insurance Group Ltd.	135,922	$ 2,565,430
The Chubb Corp.	192,258	12,610,202
The Travelers Companies, Inc.	131,200	8,144,896
XL Group PLC Class A	271,855	6,432,089
		120,915,880
Reinsurance - 4.5%
Alterra Capital Holdings Ltd.	170,300	3,874,325
Everest Re Group Ltd.	17,000	1,512,490
Montpelier Re Holdings Ltd.	174,300	3,278,583
Transatlantic Holdings, Inc.	65,700	3,057,678
		11,723,076
TOTAL INSURANCE		255,191,235
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	9,500	5,025,690
TOTAL COMMON STOCKS (Cost $234,812,634)		260,216,925
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.14% (b)	3,210,211	3,210,211
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	907,625	907,625
TOTAL MONEY MARKET FUNDS (Cost $4,117,836)		4,117,836
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $238,930,470)	264,334,761
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,042,028)
NET ASSETS - 100%	$ 262,292,733
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,629
Fidelity Securities Lending Cash Central Fund	1,617
Total	$ 4,246
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $239,959,743. Net unrealized appreciation aggregated $24,375,018, of which $28,781,450 related to appreciated investment securities and $4,406,432 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

May 31, 2011

1.802158.107

BSO-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Diversified Support Services - 1.5%
Higher One Holdings, Inc. (a)(d)	152,700	$ 2,340,891
COMMUNICATIONS EQUIPMENT - 0.8%
Communications Equipment - 0.8%
DG FastChannel, Inc. (a)	35,700	1,263,066
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.5%
Hewlett-Packard Co.	19,000	710,220
CONSUMER FINANCE - 1.5%
Consumer Finance - 1.5%
Green Dot Corp. Class A (d)	59,300	2,297,282
HOTELS, RESTAURANTS & LEISURE - 0.1%
Hotels, Resorts & Cruise Lines - 0.1%
Thomas Cook Group PLC	46,400	114,794
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
Active Network, Inc.	2,600	47,710
Constant Contact, Inc. (a)	10,805	259,860
IntraLinks Holdings, Inc.	51,400	1,061,410
RightNow Technologies, Inc. (a)	5,300	175,430
SciQuest, Inc.	17,500	288,400
		1,832,810
IT SERVICES - 85.9%
Data Processing & Outsourced Services - 37.1%
Alliance Data Systems Corp. (a)(d)	65,148	6,119,352
Automatic Data Processing, Inc.	62,400	3,438,864
Cass Information Systems, Inc.	8,800	350,680
Computer Sciences Corp.	300	11,967
Convergys Corp. (a)	1,100	14,058
CoreLogic, Inc. (a)	32,000	579,520
CSG Systems International, Inc. (a)	14,700	280,623
DST Systems, Inc.	300	15,081
Euronet Worldwide, Inc. (a)	30,800	532,532
ExlService Holdings, Inc. (a)	15,600	366,288
Fidelity National Information Services, Inc.	214,700	6,909,046
Fiserv, Inc. (a)	33,800	2,180,776
FleetCor Technologies, Inc.	23,100	779,394
Global Cash Access Holdings, Inc. (a)	64,200	206,082
Heartland Payment Systems, Inc.	32,600	620,052
MasterCard, Inc. Class A	32,340	9,283,197
NeuStar, Inc. Class A (a)	25,200	674,352
Paychex, Inc.	4,600	148,580
Syntel, Inc.	54,800	2,952,076
Teletech Holdings, Inc. (a)	31,300	566,530
The Western Union Co.	700	14,392
TNS, Inc. (a)	65,300	1,072,879
VeriFone Systems, Inc. (a)	79,000	3,802,270
Visa, Inc. Class A	179,312	14,535,031

	Shares	Value
WNS Holdings Ltd. sponsored ADR (a)	58,600	$ 546,152
Wright Express Corp. (a)	11,200	604,352
		56,604,126
IT Consulting & Other Services - 48.8%
Accenture PLC Class A	348,900	20,023,369
Atos Origin SA (a)	16,132	943,218
CACI International, Inc. Class A (a)	2,400	153,192
Camelot Information Systems, Inc. ADR (d)	199,400	3,686,906
CGI Group, Inc. Class A (sub. vtg.) (a)	16,700	385,033
China Information Technology, Inc. (a)(d)	120,600	232,758
Ciber, Inc. (a)	62,000	378,200
Cognizant Technology Solutions Corp. Class A (a)	189,416	14,403,193
Forrester Research, Inc.	6,400	242,816
Gartner, Inc. Class A (a)	6,400	249,792
HCL Technologies Ltd.	273,401	3,124,236
hiSoft Technology International Ltd. ADR (a)(d)	175,200	2,734,872
iGate Corp.	70,307	1,297,164
Infosys Technologies Ltd. sponsored ADR	200	12,350
Integral Systems, Inc. (a)	29,100	345,417
International Business Machines Corp.	78,900	13,328,577
Lionbridge Technologies, Inc. (a)	196,500	636,660
ManTech International Corp. Class A	2,400	108,048
Maximus, Inc.	5,800	486,040
NCI, Inc. Class A (a)	2,200	49,940
Ness Technologies, Inc. (a)	198,300	1,229,460
Rolta India Ltd.	301,697	927,861
SAIC, Inc. (a)	5,600	98,336
Sapient Corp. (a)	84,800	1,245,712
ServiceSource International, Inc.	500	9,725
SRA International, Inc. Class A (a)	14,400	445,680
Teradata Corp. (a)	11,900	663,901
Unisys Corp. (a)	48,940	1,367,873
Virtusa Corp. (a)	270,198	5,444,490
Yucheng Technologies Ltd. (a)(d)	52,600	193,042
		74,447,861
TOTAL IT SERVICES		131,051,987
OFFICE ELECTRONICS - 0.4%
Office Electronics - 0.4%
Xerox Corp.	68,500	699,385
SOFTWARE - 7.6%
Application Software - 5.0%
Aspen Technology, Inc. (a)	138,800	2,297,140
Concur Technologies, Inc. (a)	300	14,991
Convio, Inc. (a)	148,000	1,690,160
Descartes Systems Group, Inc. (a)	54,100	367,944
Intuit, Inc. (a)	14,100	760,977
JDA Software Group, Inc. (a)	500	16,515
Kenexa Corp. (a)	30,600	967,572
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Longtop Financial Technologies Ltd. ADR (a)	55,546	$ 105,149
Parametric Technology Corp. (a)	12,200	284,138
Pegasystems, Inc.	3,900	145,665
Ultimate Software Group, Inc. (a)	1,300	73,294
VanceInfo Technologies, Inc. ADR (a)	33,500	856,260
		7,579,805
Systems Software - 2.6%
Ariba, Inc. (a)	8,000	268,320
DemandTec, Inc. (a)	22,400	222,656
NetSuite, Inc. (a)(d)	2,500	94,350
Oracle Corp.	65,000	2,224,300
Radiant Systems, Inc. (a)	57,300	1,203,300
		4,012,926
TOTAL SOFTWARE		11,592,731
TOTAL COMMON STOCKS (Cost $123,741,663)		151,903,166
Money Market Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	926,076	$ 926,076
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	14,589,109	14,589,109
TOTAL MONEY MARKET FUNDS (Cost $15,515,185)		15,515,185
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $139,256,848)	167,418,351
NET OTHER ASSETS (LIABILITIES) - (9.7)%	(14,847,584)
NET ASSETS - 100%	$ 152,570,767
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 736
Fidelity Securities Lending Cash Central Fund	8,817
Total	$ 9,553
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 151,903,166	$ 151,798,017	$ -	$ 105,149
Money Market Funds	15,515,185	15,515,185	-	-
Total Investments in Securities:	$ 167,418,351	$ 167,313,202	$ -	$ 105,149
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,504,019)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,609,168
Transfers out of Level 3	-
Ending Balance	$ 105,149
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (1,504,019)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $139,941,136. Net unrealized appreciation aggregated $27,477,215, of which $32,372,505 related to appreciated investment securities and $4,895,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

May 31, 2011

1.802179.107

LEI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 7.7%
Education Services - 3.9%
Ambow Education Holding Ltd. ADR	159,500	$ 969,760
DeVry, Inc.	122,500	6,596,625
Global Education & Technology Group Ltd. ADR (a)(d)	292,332	1,704,296
Grand Canyon Education, Inc. (a)	89,100	1,149,390
K12, Inc. (a)(d)	119,300	4,151,640
		14,571,711
Specialized Consumer Services - 3.8%
Carriage Services, Inc.	206,002	1,221,592
Sotheby's Class A (Ltd. Vtg.)	42,200	1,796,032
Steiner Leisure Ltd. (a)	125,785	6,289,250
Stewart Enterprises, Inc. Class A	258,702	1,927,330
Weight Watchers International, Inc.	37,100	2,976,904
		14,211,108
TOTAL DIVERSIFIED CONSUMER SERVICES		28,782,819
FOOD PRODUCTS - 0.4%
Packaged Foods & Meats - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	20,400	1,680,348
HOTELS, RESTAURANTS & LEISURE - 82.4%
Casinos & Gaming - 16.8%
Aristocrat Leisure Ltd.	3	9
Betfair Group PLC (d)	140,200	1,934,919
Las Vegas Sands Corp. (a)(d)	496,100	20,607,994
Las Vegas Sands Corp. unit	11,700	8,199,243
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	625,200	7,014,744
MGM Mirage, Inc. (a)	36,100	544,027
Penn National Gaming, Inc. (a)	60,700	2,458,350
Pinnacle Entertainment, Inc. (a)	470,800	6,840,724
WMS Industries, Inc. (a)	376,272	11,837,517
Wynn Resorts Ltd.	24,000	3,516,480
		62,954,007
Hotels, Resorts & Cruise Lines - 15.7%
Carnival Corp. unit	251,900	9,776,239
Club Mediterranee SA (a)	31,500	704,711
Ctrip.com International Ltd. sponsored ADR (a)	37,980	1,709,100
Marcus Corp.	58,828	617,694
Marriott International, Inc. Class A	244,701	9,252,145
Starwood Hotels & Resorts Worldwide, Inc.	326,800	19,928,264
Thomas Cook Group PLC	372,009	920,352
Wyndham Worldwide Corp.	461,200	16,054,372
		58,962,877
Leisure Facilities - 0.7%
Cedar Fair LP (depository unit)	128,800	2,672,600

	Shares	Value
Restaurants - 49.2%
Ajisen (China) Holdings Ltd.	1,199,000	$ 2,549,949
Arcos Dorados Holdings, Inc.	21,900	498,225
BJ's Restaurants, Inc. (a)	62,600	3,206,998
Bravo Brio Restaurant Group, Inc.	103,000	2,286,600
Chipotle Mexican Grill, Inc. (a)	44,009	12,721,682
Darden Restaurants, Inc.	315,600	15,985,140
Denny's Corp. (a)	741,707	3,033,582
Dominos Pizza Enterprises Ltd.	40,600	268,724
Little Sheep Group Ltd.	1,314,000	1,050,903
McDonald's Corp.	623,700	50,856,498
Panera Bread Co. Class A (a)	99,400	12,427,982
Ruth's Hospitality Group, Inc. (a)	360,000	1,926,000
Spur Corp. Ltd.	1,373,500	2,793,183
Starbucks Corp.	1,554,700	57,197,410
Texas Roadhouse, Inc. Class A	257,100	4,429,833
Yum! Brands, Inc.	243,100	13,448,292
		184,681,001
TOTAL HOTELS, RESTAURANTS & LEISURE		309,270,485
HOUSEHOLD DURABLES - 1.1%
Home Furnishings - 0.1%
Man Wah Holdings Ltd.	332,800	380,419
Housewares & Specialties - 1.0%
Newell Rubbermaid, Inc.	86,600	1,542,346
Tupperware Brands Corp.	33,600	2,199,456
		3,741,802
TOTAL HOUSEHOLD DURABLES		4,122,221
LEISURE EQUIPMENT & PRODUCTS - 1.5%
Leisure Products - 1.5%
Brunswick Corp.	81,400	1,764,752
Hasbro, Inc.	41,500	1,898,210
Summer Infant, Inc. (a)	231,653	1,915,770
		5,578,732
PERSONAL PRODUCTS - 1.0%
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	35,000	1,075,550
Nu Skin Enterprises, Inc. Class A (d)	70,600	2,759,754
		3,835,304
SOFTWARE - 0.9%
Application Software - 0.9%
Intuit, Inc. (a)	59,100	3,189,627
SPECIALTY RETAIL - 0.6%
Apparel Retail - 0.3%
Shoe Carnival, Inc. (a)	41,800	1,137,796
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - 0.3%
MarineMax, Inc. (a)	156,272	$ 1,300,183
TOTAL SPECIALTY RETAIL		2,437,979
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Apparel, Accessories & Luxury Goods - 1.5%
Christian Dior SA	14,800	2,284,713
G-III Apparel Group Ltd. (a)	54,900	2,356,308
Phillips-Van Heusen Corp.	14,600	963,162
		5,604,183
TOTAL COMMON STOCKS (Cost $258,548,647)		364,501,698
Convertible Bonds - 0.1%
Principal Amount
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (Cost $300,000)	$ 300,000	347,625
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	5,700,863	$ 5,700,863
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	12,841,900	12,841,900
TOTAL MONEY MARKET FUNDS (Cost $18,542,763)		18,542,763
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $277,391,410)	383,392,086
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(7,951,643)
NET ASSETS - 100%	$ 375,440,443
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,679
Fidelity Securities Lending Cash Central Fund	10,163
Total	$ 11,842
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 364,501,698	$ 356,302,455	$ 8,199,243	$ -
Convertible Bonds	347,625	-	347,625	-
Money Market Funds	18,542,763	18,542,763	-	-
Total Investments in Securities:	$ 383,392,086	$ 374,845,218	$ 8,546,868	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $279,309,235. Net unrealized appreciation aggregated $104,082,851, of which $110,445,268 related to appreciated investment securities and $6,362,417 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

May 31, 2011

1.802177.107

IND-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 60.7%
Commodity Chemicals - 4.2%
Arkema SA (d)	172,356	$ 18,887,767
Celanese Corp. Class A	694,600	36,181,714
Grasim Industries Ltd.	48,407	2,532,904
TPC Group, Inc. (a)	80,167	2,916,475
Westlake Chemical Corp.	117,093	6,568,917
		67,087,777
Diversified Chemicals - 24.8%
Ashland, Inc.	445,083	30,416,972
BASF AG	105,604	9,763,181
Cabot Corp.	373,233	15,761,630
Dow Chemical Co.	3,539,062	127,866,308
E.I. du Pont de Nemours & Co.	2,373,878	126,527,697
FMC Corp.	168,700	14,229,845
Lanxess AG	164,493	14,196,998
Olin Corp.	405,000	9,728,100
PPG Industries, Inc.	540,798	47,968,783
		396,459,514
Fertilizers & Agricultural Chemicals - 9.7%
CF Industries Holdings, Inc.	226,125	34,773,503
CVR Partners LP	431,000	8,602,760
Intrepid Potash, Inc. (a)(d)	158,400	5,098,896
Israel Chemicals Ltd.	80,900	1,318,597
Monsanto Co.	559,700	39,761,088
The Mosaic Co.	720,120	51,020,502
Uralkali JSC GDR (Reg. S)	192,114	8,218,637
Yara International ASA	92,100	5,540,673
		154,334,656
Industrial Gases - 8.7%
Air Products & Chemicals, Inc.	595,657	56,641,024
Airgas, Inc.	253,859	17,536,580
Praxair, Inc.	617,431	65,348,897
		139,526,501
Specialty Chemicals - 13.3%
Albemarle Corp.	171,401	12,142,047
Chemtura Corp. (a)	213,400	4,065,270
Ecolab, Inc.	436,870	23,975,426
Innophos Holdings, Inc.	467,536	20,987,691
Innospec, Inc. (a)	120,300	4,076,967
Kraton Performance Polymers, Inc. (a)	597,800	22,991,388
LyondellBasell Industries NV Class A	586,441	25,691,980
OMNOVA Solutions, Inc. (a)	869,032	8,177,591
PolyOne Corp.	833,342	12,691,799
Rockwood Holdings, Inc. (a)	325,532	17,119,728
Sherwin-Williams Co.	360,937	31,704,706
W.R. Grace & Co. (a)	617,146	28,876,261
		212,500,854
TOTAL CHEMICALS		969,909,302

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc. (a)(e)	262,171	$ 1,557,296
Swisher Hygiene, Inc. (Canada) (a)(d)	744,600	4,910,464
		6,467,760
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Prism Cement Ltd.	1,335,140	1,490,733
CONTAINERS & PACKAGING - 6.7%
Metal & Glass Containers - 5.5%
Aptargroup, Inc.	208,300	11,123,220
Ball Corp.	820,762	32,428,307
Crown Holdings, Inc. (a)	234,840	9,536,852
Graham Packaging Co., Inc. (a)	344,000	7,805,360
Greif, Inc. Class A	181,920	12,028,550
Silgan Holdings, Inc.	324,800	14,580,272
		87,502,561
Paper Packaging - 1.2%
Rock-Tenn Co. Class A (d)	263,900	20,275,437
TOTAL CONTAINERS & PACKAGING		107,777,998
FOOD PRODUCTS - 1.0%
Agricultural Products - 1.0%
Archer Daniels Midland Co.	512,028	16,594,827
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	137,500	7,713,750
METALS & MINING - 28.0%
Diversified Metals & Mining - 13.0%
Anglo American PLC (United Kingdom)	304,351	15,169,458
BHP Billiton PLC	199,854	7,925,348
First Quantum Minerals Ltd.	88,000	11,966,438
Freeport-McMoRan Copper & Gold, Inc.	2,052,809	106,007,057
Gujarat NRE Coke Ltd.	2,023,675	2,315,659
HudBay Minerals, Inc.	701,400	10,604,789
Ivanhoe Mines Ltd. (a)	314,600	7,915,731
MacArthur Coal Ltd.	1,074,381	13,648,770
Mongolian Mining Corp.	3,312,000	3,875,328
Walter Energy, Inc.	225,925	28,138,959
		207,567,537
Gold - 7.6%
AngloGold Ashanti Ltd. sponsored ADR	172,002	7,905,212
Kinross Gold Corp.	252,300	3,963,059
Newcrest Mining Ltd.	285,510	12,100,409
Newmont Mining Corp.	1,397,313	79,045,996
Randgold Resources Ltd. sponsored ADR	95,300	7,810,788
Royal Gold, Inc.	192,128	11,915,779
		122,741,243
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.4%
Coeur d'Alene Mines Corp. (a)	88,660	$ 2,444,356
Pan American Silver Corp.	109,300	3,704,178
		6,148,534
Steel - 7.0%
Allegheny Technologies, Inc. (d)	232,737	15,593,379
Carpenter Technology Corp.	503,971	26,493,755
Fortescue Metals Group Ltd.	576,418	4,012,115
Reliance Steel & Aluminum Co.	479,408	24,694,306
Ternium SA sponsored ADR	397,745	12,369,870
United States Steel Corp. (d)	618,051	28,498,332
		111,661,757
TOTAL METALS & MINING		448,119,071
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
PT Bumi Resources Tbk	20,534,000	7,938,884
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
Weyerhaeuser Co.	502,523	10,824,345
TOTAL COMMON STOCKS (Cost $1,268,351,071)		1,576,836,670
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	21,777,442	$ 21,777,442
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	67,233,345	67,233,345
TOTAL MONEY MARKET FUNDS (Cost $89,010,787)		89,010,787
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,357,361,858)	1,665,847,457
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(66,910,846)
NET ASSETS - 100%	$ 1,598,936,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,557,296 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 1,693,043
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,009
Fidelity Securities Lending Cash Central Fund	161,028
Total	$ 177,037
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,576,836,670	$ 1,564,821,122	$ 12,015,548	$ -
Money Market Funds	89,010,787	89,010,787	-	-
Total Investments in Securities:	$ 1,665,847,457	$ 1,653,831,909	$ 12,015,548	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,359,921,941. Net unrealized appreciation aggregated $305,925,516, of which $322,774,500 related to appreciated investment securities and $16,848,984 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.851742.104

AMF-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 60.7%
Commodity Chemicals - 4.2%
Arkema SA (d)	172,356	$ 18,887,767
Celanese Corp. Class A	694,600	36,181,714
Grasim Industries Ltd.	48,407	2,532,904
TPC Group, Inc. (a)	80,167	2,916,475
Westlake Chemical Corp.	117,093	6,568,917
		67,087,777
Diversified Chemicals - 24.8%
Ashland, Inc.	445,083	30,416,972
BASF AG	105,604	9,763,181
Cabot Corp.	373,233	15,761,630
Dow Chemical Co.	3,539,062	127,866,308
E.I. du Pont de Nemours & Co.	2,373,878	126,527,697
FMC Corp.	168,700	14,229,845
Lanxess AG	164,493	14,196,998
Olin Corp.	405,000	9,728,100
PPG Industries, Inc.	540,798	47,968,783
		396,459,514
Fertilizers & Agricultural Chemicals - 9.7%
CF Industries Holdings, Inc.	226,125	34,773,503
CVR Partners LP	431,000	8,602,760
Intrepid Potash, Inc. (a)(d)	158,400	5,098,896
Israel Chemicals Ltd.	80,900	1,318,597
Monsanto Co.	559,700	39,761,088
The Mosaic Co.	720,120	51,020,502
Uralkali JSC GDR (Reg. S)	192,114	8,218,637
Yara International ASA	92,100	5,540,673
		154,334,656
Industrial Gases - 8.7%
Air Products & Chemicals, Inc.	595,657	56,641,024
Airgas, Inc.	253,859	17,536,580
Praxair, Inc.	617,431	65,348,897
		139,526,501
Specialty Chemicals - 13.3%
Albemarle Corp.	171,401	12,142,047
Chemtura Corp. (a)	213,400	4,065,270
Ecolab, Inc.	436,870	23,975,426
Innophos Holdings, Inc.	467,536	20,987,691
Innospec, Inc. (a)	120,300	4,076,967
Kraton Performance Polymers, Inc. (a)	597,800	22,991,388
LyondellBasell Industries NV Class A	586,441	25,691,980
OMNOVA Solutions, Inc. (a)	869,032	8,177,591
PolyOne Corp.	833,342	12,691,799
Rockwood Holdings, Inc. (a)	325,532	17,119,728
Sherwin-Williams Co.	360,937	31,704,706
W.R. Grace & Co. (a)	617,146	28,876,261
		212,500,854
TOTAL CHEMICALS		969,909,302

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc. (a)(e)	262,171	$ 1,557,296
Swisher Hygiene, Inc. (Canada) (a)(d)	744,600	4,910,464
		6,467,760
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Prism Cement Ltd.	1,335,140	1,490,733
CONTAINERS & PACKAGING - 6.7%
Metal & Glass Containers - 5.5%
Aptargroup, Inc.	208,300	11,123,220
Ball Corp.	820,762	32,428,307
Crown Holdings, Inc. (a)	234,840	9,536,852
Graham Packaging Co., Inc. (a)	344,000	7,805,360
Greif, Inc. Class A	181,920	12,028,550
Silgan Holdings, Inc.	324,800	14,580,272
		87,502,561
Paper Packaging - 1.2%
Rock-Tenn Co. Class A (d)	263,900	20,275,437
TOTAL CONTAINERS & PACKAGING		107,777,998
FOOD PRODUCTS - 1.0%
Agricultural Products - 1.0%
Archer Daniels Midland Co.	512,028	16,594,827
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	137,500	7,713,750
METALS & MINING - 28.0%
Diversified Metals & Mining - 13.0%
Anglo American PLC (United Kingdom)	304,351	15,169,458
BHP Billiton PLC	199,854	7,925,348
First Quantum Minerals Ltd.	88,000	11,966,438
Freeport-McMoRan Copper & Gold, Inc.	2,052,809	106,007,057
Gujarat NRE Coke Ltd.	2,023,675	2,315,659
HudBay Minerals, Inc.	701,400	10,604,789
Ivanhoe Mines Ltd. (a)	314,600	7,915,731
MacArthur Coal Ltd.	1,074,381	13,648,770
Mongolian Mining Corp.	3,312,000	3,875,328
Walter Energy, Inc.	225,925	28,138,959
		207,567,537
Gold - 7.6%
AngloGold Ashanti Ltd. sponsored ADR	172,002	7,905,212
Kinross Gold Corp.	252,300	3,963,059
Newcrest Mining Ltd.	285,510	12,100,409
Newmont Mining Corp.	1,397,313	79,045,996
Randgold Resources Ltd. sponsored ADR	95,300	7,810,788
Royal Gold, Inc.	192,128	11,915,779
		122,741,243
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.4%
Coeur d'Alene Mines Corp. (a)	88,660	$ 2,444,356
Pan American Silver Corp.	109,300	3,704,178
		6,148,534
Steel - 7.0%
Allegheny Technologies, Inc. (d)	232,737	15,593,379
Carpenter Technology Corp.	503,971	26,493,755
Fortescue Metals Group Ltd.	576,418	4,012,115
Reliance Steel & Aluminum Co.	479,408	24,694,306
Ternium SA sponsored ADR	397,745	12,369,870
United States Steel Corp. (d)	618,051	28,498,332
		111,661,757
TOTAL METALS & MINING		448,119,071
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
PT Bumi Resources Tbk	20,534,000	7,938,884
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
Weyerhaeuser Co.	502,523	10,824,345
TOTAL COMMON STOCKS (Cost $1,268,351,071)		1,576,836,670
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	21,777,442	$ 21,777,442
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	67,233,345	67,233,345
TOTAL MONEY MARKET FUNDS (Cost $89,010,787)		89,010,787
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,357,361,858)	1,665,847,457
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(66,910,846)
NET ASSETS - 100%	$ 1,598,936,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,557,296 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 1,693,043
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,009
Fidelity Securities Lending Cash Central Fund	161,028
Total	$ 177,037
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,576,836,670	$ 1,564,821,122	$ 12,015,548	$ -
Money Market Funds	89,010,787	89,010,787	-	-
Total Investments in Securities:	$ 1,665,847,457	$ 1,653,831,909	$ 12,015,548	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,359,921,941. Net unrealized appreciation aggregated $305,925,516, of which $322,774,500 related to appreciated investment securities and $16,848,984 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

May 31, 2011

1.802180.107

MED-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BIOTECHNOLOGY - 0.8%
Biotechnology - 0.8%
ARIAD Pharmaceuticals, Inc. (a)	502,100	$ 4,358,228
Nanosphere, Inc. (a)(d)	1,138,150	2,913,664
		7,271,892
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Weight Watchers International, Inc.	51,800	4,156,432
FOOD & STAPLES RETAILING - 5.6%
Drug Retail - 5.6%
CVS Caremark Corp.	360,800	13,959,352
Droga Raia SA	27,000	479,174
Drogasil SA	1,518,300	10,782,082
Rite Aid Corp. (a)(d)	8,183,700	8,592,885
Walgreen Co.	375,600	16,387,428
		50,200,921
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Health Care Equipment - 0.9%
NxStage Medical, Inc. (a)	357,134	6,717,691
Volcano Corp. (a)	63,686	2,001,651
		8,719,342
Health Care Supplies - 0.1%
RTI Biologics, Inc. (a)	251,324	766,538
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		9,485,880
HEALTH CARE PROVIDERS & SERVICES - 85.1%
Health Care Distributors & Services - 11.5%
AmerisourceBergen Corp.	890,752	36,716,797
Cardinal Health, Inc.	22,300	1,012,866
McKesson Corp.	765,200	65,508,772
		103,238,435
Health Care Facilities - 6.2%
Community Health Systems, Inc. (a)	191,000	5,470,240
Hanger Orthopedic Group, Inc. (a)	145,000	3,646,750
HCA Holdings, Inc.	287,400	10,027,386
HealthSouth Corp. (a)	236,400	6,635,748
Kindred Healthcare, Inc. (a)(d)	411,300	10,093,302
LifePoint Hospitals, Inc. (a)	45,000	1,890,000
Skilled Healthcare Group, Inc. (a)	353,900	4,013,226
Sunrise Senior Living, Inc. (a)(d)	1,087,540	10,810,148
Universal Health Services, Inc. Class B	62,000	3,378,380
		55,965,180
Health Care Services - 31.2%
Accretive Health, Inc. (d)	1,297,804	31,588,549
Almost Family, Inc. (a)	76,600	2,314,086
Amedisys, Inc. (a)(d)	78,829	2,467,348
Catalyst Health Solutions, Inc. (a)	369,500	22,550,585
DaVita, Inc. (a)	6,400	537,920

	Shares	Value
Diagnosticos da America SA	305,000	$ 4,331,864
Express Scripts, Inc. (a)	1,384,200	82,442,952
Fleury SA	501,800	8,272,390
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	53,400	3,860,820
Gentiva Health Services, Inc. (a)	315,800	7,730,784
Laboratory Corp. of America Holdings (a)	2,000	201,660
LHC Group, Inc. (a)	105,000	2,832,900
Lincare Holdings, Inc.	42,850	1,299,212
Medco Health Solutions, Inc. (a)	1,382,141	82,734,960
Omnicare, Inc. (d)	772,400	24,284,256
Quest Diagnostics, Inc.	15,000	876,300
Sun Healthcare Group, Inc. (a)	299,500	2,986,015
		281,312,601
Managed Health Care - 36.2%
Aetna, Inc.	920,556	40,209,886
Amil Participacoes SA	741,300	9,287,695
Centene Corp. (a)	169,300	5,891,640
CIGNA Corp.	689,900	34,419,111
Health Net, Inc. (a)	558,000	17,906,220
Healthspring, Inc. (a)	447,200	19,609,720
Humana, Inc.	411,972	33,176,105
Metropolitan Health Networks, Inc. (a)	662,000	3,223,940
UnitedHealth Group, Inc.	1,023,797	50,114,863
Wellcare Health Plans, Inc. (a)	312,800	15,405,400
WellPoint, Inc.	1,246,500	97,438,906
		326,683,486
TOTAL HEALTH CARE PROVIDERS & SERVICES		767,199,702
HEALTH CARE TECHNOLOGY - 3.6%
Health Care Technology - 3.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	447,600	9,001,236
SXC Health Solutions Corp. (a)	390,800	23,106,385
		32,107,621
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
WebMD Health Corp. (a)	8,400	400,512
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	95,100	6,854,808
QIAGEN NV (a)	86,200	1,700,726
Sequenom, Inc. (a)	15,921	126,254
		8,681,788
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 1.4%
Pharmaceuticals - 1.4%
Endocyte, Inc. (d)	101,000	$ 1,201,900
Valeant Pharmaceuticals International, Inc. (Canada)	218,200	11,437,513
		12,639,413
TOTAL COMMON STOCKS (Cost $690,927,031)		892,144,161
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.14% (b)	9,594,201	9,594,201
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	46,951,325	46,951,325
TOTAL MONEY MARKET FUNDS (Cost $56,545,526)		56,545,526
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $747,472,557)	948,689,687
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(47,076,740)
NET ASSETS - 100%	$ 901,612,947
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,277
Fidelity Securities Lending Cash Central Fund	49,828
Total	$ 58,105
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $751,274,442. Net unrealized appreciation aggregated $197,415,244, of which $208,984,967 related to appreciated investment securities and $11,569,723 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

May 31, 2011

1.802181.107

MES-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
FOOD & STAPLES RETAILING - 0.2%
Drug Retail - 0.2%
Rite Aid Corp. (a)	3,000,000	$ 3,150,000
HEALTH CARE EQUIPMENT & SUPPLIES - 80.4%
Health Care Equipment - 74.6%
Angiodynamics, Inc. (a)	600,000	9,420,000
ArthroCare Corp. (a)	310,000	10,617,500
Atricure, Inc. (a)	650,000	9,243,000
Baxter International, Inc.	3,400,000	202,368,000
Boston Scientific Corp. (a)	12,600,000	90,468,000
C. R. Bard, Inc. (d)	840,000	93,895,200
Covidien PLC	4,200,000	230,999,998
Cyberonics, Inc. (a)	750,000	24,487,500
Edwards Lifesciences Corp. (a)	800,000	70,984,000
Exactech, Inc. (a)	400,000	7,512,000
Fisher & Paykel Healthcare Corp.	5,000,000	11,874,240
Genmark Diagnostics, Inc. (d)(e)	831,049	4,795,153
HeartWare International, Inc. (a)	15,700	1,143,745
HeartWare International, Inc. CDI (a)	5,500,000	11,038,467
Hill-Rom Holdings, Inc.	800,000	36,512,000
Hologic, Inc. (a)	1,600,000	34,400,000
Integra LifeSciences Holdings Corp. (a)	700,000	35,903,000
Ion Beam Applications SA	450,000	4,952,725
Kinetic Concepts, Inc. (a)	800,000	47,472,000
Mako Surgical Corp. (a)(d)	400,000	13,168,000
Masimo Corp.	778,300	23,909,376
Medtronic, Inc.	500,000	20,350,000
Orthofix International NV (a)	350,000	14,290,500
Sirona Dental Systems, Inc. (a)	250,000	13,515,000
St. Jude Medical, Inc.	1,250,000	63,337,500
Stryker Corp.	750,000	46,800,000
Tornier BV	700,000	19,285,000
Varian Medical Systems, Inc. (a)	220,000	14,858,800
Volcano Corp. (a)	400,000	12,572,000
William Demant Holding A/S (a)	65,000	6,146,335
Zimmer Holdings, Inc. (a)	900,000	60,984,000
		1,247,303,039
Health Care Supplies - 5.8%
Alere, Inc. (a)	100,000	4,000,000
DENTSPLY International, Inc.	230,000	9,025,200
Endologix, Inc. (a)	1,585,600	13,588,592
Meridian Bioscience, Inc.	500,000	11,930,000
OraSure Technologies, Inc. (a)	1,600,000	13,792,000
RTI Biologics, Inc. (a)(e)	2,800,000	8,540,000

	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	348,000	$ 460,886
The Cooper Companies, Inc.	350,000	26,218,500
Unilife Corp. (a)(d)	1,280,000	6,259,200
Vascular Solutions, Inc. (a)	200,000	2,638,000
		96,452,378
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,343,755,417
HEALTH CARE PROVIDERS & SERVICES - 6.4%
Health Care Distributors & Services - 2.2%
Amplifon SpA	1,000,000	5,688,620
McKesson Corp.	360,000	30,819,600
		36,508,220
Health Care Facilities - 0.6%
Hanger Orthopedic Group, Inc. (a)	300,000	7,545,000
LCA-Vision, Inc. (a)	600,000	3,408,000
		10,953,000
Health Care Services - 3.6%
Accretive Health, Inc.	500,000	12,170,000
Medco Health Solutions, Inc. (a)	800,000	47,888,000
		60,058,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		107,519,220
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	800,000	16,088,000
Omnicell, Inc. (a)	301,504	4,646,177
		20,734,177
LIFE SCIENCES TOOLS & SERVICES - 6.7%
Life Sciences Tools & Services - 6.7%
Agilent Technologies, Inc. (a)	100,000	4,987,000
Bruker BioSciences Corp. (a)	700,000	13,804,000
Covance, Inc. (a)	400,000	23,544,000
Illumina, Inc. (a)	700,000	50,456,000
QIAGEN NV (a)(d)	450,000	8,878,500
Sequenom, Inc. (a)(d)	1,206,200	9,565,166
		111,234,666
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	150,000	8,415,000
PHARMACEUTICALS - 1.7%
Pharmaceuticals - 1.7%
Valeant Pharmaceuticals International, Inc. (Canada)	550,000	28,829,661
TOTAL COMMON STOCKS (Cost $1,274,818,775)		1,623,638,141
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	33,286,670	$ 33,286,670
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	37,581,125	37,581,125
TOTAL MONEY MARKET FUNDS (Cost $70,867,795)		70,867,795
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,345,686,570)	1,694,505,936
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(21,989,726)
NET ASSETS - 100%	$ 1,672,516,210
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,842
Fidelity Securities Lending Cash Central Fund	22,581
Total	$ 35,423
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Genmark Diagnostics, Inc.	$ 1,637,804	$ 1,790,661	$ -	$ -	$ 4,795,153
RTI Biologics, Inc.	8,644,046	-	1,111,907	-	8,540,000
Total	$ 10,281,850	$ 1,790,661	$ 1,111,907	$ -	$ 13,335,153
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,352,048,243. Net unrealized appreciation aggregated $342,457,693, of which $360,175,158 related to appreciated investment securities and $17,717,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

May 31, 2011

1.802182.107

BAM-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Priceline.com, Inc. (a)	2,200	$ 1,133,418
INTERNET SOFTWARE & SERVICES - 5.3%
Internet Software & Services - 5.3%
Active Network, Inc.	36,600	671,610
AOL, Inc. (a)	11,442	235,362
Baidu.com, Inc. sponsored ADR (a)	7,400	1,004,254
Demand Media, Inc. (d)	110,400	1,679,184
eBay, Inc. (a)	30,000	935,100
LivePerson, Inc. (a)	113,900	1,350,854
Mail.ru Group Ltd.:
GDR (a)(e)	21,900	751,170
GDR (Reg. S) (a)	12,100	415,030
Mercadolibre, Inc. (d)	15,200	1,339,424
Phoenix New Media Ltd. ADR	3,000	34,530
Support.com, Inc. (a)	121,400	582,720
The Knot, Inc. (a)	153,300	1,572,858
Yandex NV	3,000	100,350
YouKu.com, Inc. ADR (a)(d)	32,800	1,386,456
		12,058,902
MEDIA - 87.6%
Advertising - 4.3%
Arbitron, Inc.	200	8,540
Dentsu, Inc.	94,400	2,540,193
Interpublic Group of Companies, Inc.	4	48
National CineMedia, Inc.	149,600	2,664,376
ReachLocal, Inc. (d)	77,600	1,628,824
WPP PLC	256,250	3,196,324
		10,038,305
Broadcasting - 9.2%
CBS Corp. Class B	258,900	7,236,255
Discovery Communications, Inc. (a)	133,250	5,804,370
Discovery Communications, Inc. Class C (a)	112,850	4,381,966
Scripps Networks Interactive, Inc. Class A	75,900	3,827,637
		21,250,228
Cable & Satellite - 37.3%
Comcast Corp.:
Class A	856,450	21,616,798
Class A (special) (non-vtg.)	247,800	5,835,690
DIRECTV (a)	295,413	14,847,457
DISH Network Corp. Class A (a)	131,900	3,993,932
Kabel Deutschland Holding AG (a)	37,700	2,572,013
Liberty Global, Inc.:
Class A (a)(d)	102,775	4,630,014
Class C (a)	77,900	3,336,457
Liberty Media Corp.:
Capital Series A (a)	40,800	3,718,512
Starz Series A (a)	31,150	2,375,811

	Shares	Value
Naspers Ltd. Class N	9,600	$ 569,121
Sirius XM Radio, Inc. (a)	1,622,160	3,812,076
Time Warner Cable, Inc.	129,069	9,966,708
Virgin Media, Inc. (d)	262,000	8,546,440
		85,821,029
Movies & Entertainment - 36.4%
Cinemark Holdings, Inc.	120,100	2,612,175
DreamWorks Animation SKG, Inc. Class A (a)	133,300	3,187,203
Lions Gate Entertainment Corp. (a)	400	2,372
Live Nation Entertainment, Inc. (a)	168,600	1,943,958
News Corp.:
Class A	629,382	11,542,866
Class B	59,500	1,122,170
Regal Entertainment Group Class A (d)	162,200	2,197,810
The Walt Disney Co.	774,604	32,246,763
Time Warner, Inc.	500,266	18,224,690
Viacom, Inc. Class B (non-vtg.)	213,400	10,757,494
		83,837,501
Publishing - 0.4%
Gannett Co., Inc.	54,000	770,040
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	15,800	82,634
McGraw-Hill Companies, Inc.	100	4,247
		856,921
TOTAL MEDIA		201,803,984
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	25,800	1,126,428
TOTAL COMMON STOCKS (Cost $167,399,950)		216,122,732
Nonconvertible Preferred Stocks - 0.4%

MEDIA - 0.4%
Broadcasting - 0.4%
ProSiebenSat.1 Media AG (Cost $1,041,485)	37,300	965,675
Money Market Funds - 10.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	11,605,942	$ 11,605,942
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	12,805,582	12,805,582
TOTAL MONEY MARKET FUNDS (Cost $24,411,524)		24,411,524
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $192,852,959)	241,499,931
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(11,221,983)
NET ASSETS - 100%	$ 230,277,948
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $751,170 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,442
Fidelity Securities Lending Cash Central Fund	87,174
Total	$ 88,616
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 216,122,732	$ 210,386,215	$ 5,736,517	$ -
Nonconvertible Preferred Stocks	965,675	965,675	-	-
Money Market Funds	24,411,524	24,411,524	-	-
Total Investments in Securities:	$ 241,499,931	$ 235,763,414	$ 5,736,517	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $193,278,678. Net unrealized appreciation aggregated $48,221,253, of which $50,554,258 related to appreciated investment securities and $2,333,005 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

May 31, 2011

1.802183.107

GAS-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
ELECTRIC UTILITIES - 6.5%
Electric Utilities - 6.5%
Duke Energy Corp.	3,662,469	$ 68,671,294
ENERGY EQUIPMENT & SERVICES - 16.3%
Oil & Gas Drilling - 10.7%
Helmerich & Payne, Inc.	499,100	31,283,588
Ocean Rig UDW, Inc. (a)	252,300	4,965,705
Rowan Companies, Inc. (a)	826,200	32,758,830
Transocean Ltd. (United States)	400,600	27,765,586
Trinidad Drilling Ltd. (d)	1,461,200	16,512,864
		113,286,573
Oil & Gas Equipment & Services - 5.6%
Baker Hughes, Inc.	303,400	22,430,362
Cameron International Corp. (a)	773,600	36,869,776
		59,300,138
TOTAL ENERGY EQUIPMENT & SERVICES		172,586,711
MULTI-UTILITIES - 11.2%
Multi-Utilities - 11.2%
Dominion Resources, Inc.	421,000	20,090,120
NiSource, Inc.	1,129,800	22,934,940
PG&E Corp.	491,800	21,334,284
Sempra Energy	969,277	53,475,012
		117,834,356
OIL, GAS & CONSUMABLE FUELS - 66.0%
Integrated Oil & Gas - 5.0%
BG Group PLC	426,863	9,875,997
InterOil Corp. (a)(d)	195,200	11,907,200
Origin Energy Ltd.	624,591	10,928,559
Suncor Energy, Inc.	475,400	19,846,153
		52,557,909
Oil & Gas Exploration & Production - 54.6%
Africa Oil Corp. (a)	283,900	480,516
Americas Petrogas, Inc. (a)	350,400	759,420
Americas Petrogas, Inc. (a)(e)	198,500	430,208
Anadarko Petroleum Corp.	1,101,400	87,583,328
Apache Corp.	1,047,733	130,547,532
Canadian Natural Resources Ltd.	350,000	15,232,468
CGX Energy, Inc. (a)	615,000	456,990
Chesapeake Energy Corp.	1,186,200	37,175,508
Denbury Resources, Inc. (a)	486,775	10,689,579
Devon Energy Corp.	480,546	40,399,502
Double Eagle Petroleum Co. (a)(d)	321,499	2,327,653
EOG Resources, Inc.	221,185	24,140,131
Kosmos Energy Ltd.	141,500	2,709,725
Madalena Ventures, Inc. (a)	1,981,000	1,410,692
Newfield Exploration Co. (a)	520,753	38,842,966
Niko Resources Ltd.	243,300	20,160,542

	Shares	Value
Noble Energy, Inc.	589,607	$ 54,951,372
Northern Oil & Gas, Inc. (a)(d)	408,400	8,208,840
Painted Pony Petroleum Ltd. (a)(e)	31,400	392,763
Painted Pony Petroleum Ltd. Class A (a)	491,200	6,144,119
Petrobank Energy & Resources Ltd. (a)	236,800	4,196,146
Petroleum Development Corp. (a)	340,314	12,370,414
Petrominerales Ltd.	145,442	4,897,851
Pinecrest Energy, Inc. (a)	1,093,600	3,036,053
Pinecrest Energy, Inc. (a)(e)	840,200	2,332,564
QEP Resources, Inc.	299,100	13,010,850
Resolute Energy Corp. (a)(d)	596,900	10,386,060
Rodinia Oil Corp.	225,500	414,253
Southwestern Energy Co. (a)	242,800	10,627,356
Talisman Energy, Inc. (d)	1,448,100	30,577,559
Tourmaline Oil Corp. (a)	18,100	560,214
Tourmaline Oil Corp. (a)(e)	18,900	584,974
Voyager Oil & Gas, Inc. (a)	210,032	640,598
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	105,016	105,920
		576,784,666
Oil & Gas Storage & Transport - 6.4%
Williams Companies, Inc.	2,159,899	67,799,230
TOTAL OIL, GAS & CONSUMABLE FUELS		697,141,805
TOTAL COMMON STOCKS (Cost $935,720,023)		1,056,234,166
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.14% (b)	4,689,721	4,689,721
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	55,136,865	55,136,865
TOTAL MONEY MARKET FUNDS (Cost $59,826,586)		59,826,586
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $995,546,609)		1,116,060,752
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(59,734,526)
NET ASSETS - 100%		$ 1,056,326,226
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,740,509 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,215
Fidelity Securities Lending Cash Central Fund	123,599
Total	$ 129,814
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,056,234,166	$ 1,056,128,246	$ 105,920	$ -
Money Market Funds	59,826,586	59,826,586	-	-
Total Investments in Securities:	$ 1,116,060,752	$ 1,115,954,832	$ 105,920	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $998,176,381. Net unrealized appreciation aggregated $117,884,371, of which $146,107,937 related to appreciated investment securities and $28,223,566 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

May 31, 2011

1.802184.107

NAT-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CHEMICALS - 1.8%
Specialty Chemicals - 1.8%
LyondellBasell Industries NV Class A	778,400	$ 34,101,704
CONSTRUCTION & ENGINEERING - 1.2%
Construction & Engineering - 1.2%
Foster Wheeler AG (a)	196,200	6,721,812
Jacobs Engineering Group, Inc. (a)	355,500	16,374,330
		23,096,142
CONTAINERS & PACKAGING - 1.5%
Metal & Glass Containers - 1.4%
Ball Corp.	261,400	10,327,914
Crown Holdings, Inc. (a)	401,500	16,304,915
		26,632,829
Paper Packaging - 0.1%
Temple-Inland, Inc.	121,100	2,874,914
TOTAL CONTAINERS & PACKAGING		29,507,743
ENERGY EQUIPMENT & SERVICES - 26.1%
Oil & Gas Drilling - 9.9%
Discovery Offshore S.A. (a)(e)	680,100	1,452,207
Ensco International Ltd. ADR (d)	702,100	37,435,972
Hercules Offshore, Inc. (a)	801,000	5,006,250
Nabors Industries Ltd. (a)	865,600	24,141,584
Noble Corp.	543,900	22,773,093
Northern Offshore Ltd.	945,000	1,991,524
Ocean Rig UDW, Inc. (a)	437,800	8,616,670
Parker Drilling Co. (a)	440,700	2,811,666
Patterson-UTI Energy, Inc.	560,700	17,566,731
Rowan Companies, Inc. (a)	633,600	25,122,240
Transocean Ltd. (United States)	632,100	43,810,851
Tuscany International Drilling, Inc. (a)	1,106,700	1,473,392
		192,202,180
Oil & Gas Equipment & Services - 16.2%
Aker Drilling ASA (a)	512,500	1,646,258
Baker Hughes, Inc.	1,021,600	75,526,888
Basic Energy Services, Inc. (a)	74,000	2,012,800
Dresser-Rand Group, Inc. (a)	134,200	7,056,236
Global Industries Ltd. (a)	327,800	2,055,306
Halliburton Co.	1,655,400	83,018,310
ION Geophysical Corp. (a)	102,400	1,033,216
Key Energy Services, Inc. (a)	296,500	5,242,120
National Oilwell Varco, Inc.	463,258	33,623,266
Oceaneering International, Inc.	98,500	8,027,750
Oil States International, Inc. (a)	194,900	15,406,845
RPC, Inc.	97,500	2,455,050
Saipem SpA	54,413	2,870,674
Schlumberger Ltd.	754,792	64,700,770
Schoeller-Bleckmann Oilfield Equipment AG	47,800	4,603,454

	Shares	Value
Weatherford International Ltd. (a)	71,100	$ 1,405,647
Willbros Group, Inc. (a)	314,600	3,127,124
		313,811,714
TOTAL ENERGY EQUIPMENT & SERVICES		506,013,894
METALS & MINING - 14.1%
Diversified Metals & Mining - 4.8%
Anglo American PLC (United Kingdom)	162,100	8,079,386
Freeport-McMoRan Copper & Gold, Inc.	762,034	39,351,436
Grande Cache Coal Corp. (a)	166,500	1,427,953
MacArthur Coal Ltd.	320,987	4,077,769
Teck Resources Ltd. Class B (sub. vtg.)	408,500	21,425,223
Thompson Creek Metals Co., Inc. (a)(d)	315,600	3,413,476
Walter Energy, Inc.	121,300	15,107,915
		92,883,158
Gold - 8.3%
AngloGold Ashanti Ltd. sponsored ADR	145,600	6,691,776
Barrick Gold Corp. (d)	498,000	23,842,531
Goldcorp, Inc.	694,900	34,753,965
Harmony Gold Mining Co. Ltd. sponsored ADR	607,000	8,443,370
IAMGOLD Corp.	623,400	13,137,755
Kinross Gold Corp.	309,467	4,861,022
Newcrest Mining Ltd.	642,706	27,238,995
Newmont Mining Corp.	643,500	36,402,795
Yamana Gold, Inc.	547,200	7,019,656
		162,391,865
Precious Metals & Minerals - 0.8%
Pan American Silver Corp.	134,500	4,558,206
Silver Wheaton Corp.	288,100	10,626,652
		15,184,858
Steel - 0.2%
Reliance Steel & Aluminum Co.	82,400	4,244,424
TOTAL METALS & MINING		274,704,305
OIL, GAS & CONSUMABLE FUELS - 55.1%
Coal & Consumable Fuels - 3.5%
Massey Energy Co.	752,900	49,691,400
Peabody Energy Corp.	297,100	18,230,056
Solazyme, Inc.	23,600	531,708
		68,453,164
Integrated Oil & Gas - 26.7%
Chevron Corp.	1,511,400	158,560,972
Exxon Mobil Corp.	377,800	31,534,966
Hess Corp.	991,100	78,326,633
Marathon Oil Corp.	2,071,900	112,234,823
OAO Gazprom sponsored ADR	634,200	9,354,450
Occidental Petroleum Corp.	1,066,700	115,043,595
Suncor Energy, Inc.	306,500	12,795,216
		517,850,655
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - 14.2%
Apache Corp.	133,100	$ 16,584,260
Bankers Petroleum Ltd. (a)	933,300	7,676,765
Berry Petroleum Co. Class A	344,500	18,055,245
Brigham Exploration Co. (a)	67,600	2,105,064
Carrizo Oil & Gas, Inc. (a)	110,200	4,210,742
Cimarex Energy Co.	80,800	7,751,144
Clayton Williams Energy, Inc. (a)	26,400	1,979,736
Concho Resources, Inc. (a)	18,800	1,778,668
Gran Tierra Energy, Inc. (a)	2,790,100	20,156,561
Kosmos Energy Ltd.	29,100	557,265
Newfield Exploration Co. (a)	407,600	30,402,884
Niko Resources Ltd.	35,200	2,916,774
Noble Energy, Inc.	149,400	13,924,080
Northern Oil & Gas, Inc. (a)(d)	341,800	6,870,180
Pacific Rubiales Energy Corp.	147,300	4,110,627
Painted Pony Petroleum Ltd. Class A (a)	278,300	3,481,084
Petrobank Energy & Resources Ltd. (a)	97,300	1,724,177
Petroleum Development Corp. (a)	66,600	2,420,910
Petrominerales Ltd.	83,051	2,796,795
Pioneer Natural Resources Co.	392,600	36,048,532
Stone Energy Corp. (a)	161,200	5,200,312
Talisman Energy, Inc.	1,972,200	41,644,266
Tourmaline Oil Corp. (a)	65,400	2,024,197
Whiting Petroleum Corp. (a)	626,700	42,051,570
		276,471,838
Oil & Gas Refining & Marketing - 9.5%
CVR Energy, Inc. (a)	775,800	16,958,988
Frontier Oil Corp.	1,208,227	36,077,658
Holly Corp.	957,600	59,668,056
Keyera Corp.	79,500	3,442,716
Petroplus Holdings AG	122,930	1,938,573
Tesoro Corp. (a)	1,085,900	26,495,960
Valero Energy Corp.	1,046,900	28,789,750
Western Refining, Inc. (a)(d)	684,002	11,922,155
		185,293,856
Oil & Gas Storage & Transport - 1.2%
Atlas Energy LP	41,700	1,029,990
Atlas Pipeline Partners, LP	69,700	2,474,350
Targa Resources Corp.	25,600	893,952
Tesoro Logistics LP	8,100	201,204
Williams Companies, Inc.	575,200	18,055,528
		22,655,024
TOTAL OIL, GAS & CONSUMABLE FUELS		1,070,724,537

	Shares	Value
PAPER & FOREST PRODUCTS - 0.2%
Paper Products - 0.2%
Domtar Corp.	41,900	$ 4,293,912
TOTAL COMMON STOCKS (Cost $1,601,356,915)		1,942,442,237
Convertible Bonds - 0.1%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $710,000)	$ 710,000	771,238
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	1,459,833	1,459,833
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	78,146,771	78,146,771
TOTAL MONEY MARKET FUNDS (Cost $79,606,604)		79,606,604
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,681,673,519)	2,022,820,079
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(80,747,243)
NET ASSETS - 100%	$ 1,942,072,836
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,452,207 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,801
Fidelity Securities Lending Cash Central Fund	18,120
Total	$ 22,921
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,942,442,237	$ 1,942,442,237	$ -	$ -
Convertible Bonds	771,238	-	771,238	-
Money Market Funds	79,606,604	79,606,604	-	-
Total Investments in Securities:	$ 2,022,820,079	$ 2,022,048,841	$ 771,238	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,702,658,936. Net unrealized appreciation aggregated $320,161,143, of which $356,724,699 related to appreciated investment securities and $36,563,556 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

May 31, 2011

1.802187.107

PHR-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
BIOTECHNOLOGY - 6.6%
Biotechnology - 6.6%
3SBio, Inc. sponsored ADR (a)	29,700	$ 550,935
Acadia Pharmaceuticals, Inc. (a)	150,000	283,500
Alexion Pharmaceuticals, Inc. (a)	38,072	1,805,374
Amgen, Inc. (a)	90,000	5,448,600
Amylin Pharmaceuticals, Inc. (a)	21,360	296,690
Ardea Biosciences, Inc. (a)	78,949	1,972,936
ARIAD Pharmaceuticals, Inc. (a)	248,900	2,160,452
Biogen Idec, Inc. (a)	15,300	1,449,369
BioMarin Pharmaceutical, Inc. (a)	121,500	3,429,945
BioMimetic Therapeutics, Inc. (a)(d)	136,500	1,128,855
Gilead Sciences, Inc. (a)	119,000	4,967,060
Human Genome Sciences, Inc. (a)	13,000	355,810
ImmunoGen, Inc. (a)	19,100	232,256
Incyte Corp. (a)(d)	20,500	363,465
InterMune, Inc. (a)	59,390	2,209,308
Medivation, Inc. (a)	55,000	1,326,050
Neurocrine Biosciences, Inc. (a)	190,000	1,567,500
NPS Pharmaceuticals, Inc. (a)	120,000	1,148,400
QLT, Inc. (a)	140,000	1,050,001
Sino Biopharmaceutical Ltd.	1,198,000	435,933
Sinovac Biotech Ltd. (a)	65,000	243,100
SuperGen, Inc. (a)	217,000	711,760
Targacept, Inc. (a)	2,900	65,250
Telik, Inc. (a)	229,000	144,270
Theravance, Inc. (a)	59,900	1,565,187
United Therapeutics Corp. (a)	27,700	1,788,589
		36,700,595
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
Health Care Equipment - 3.2%
Baxter International, Inc.	75,000	4,464,000
Boston Scientific Corp. (a)	372,900	2,677,422
C. R. Bard, Inc.	33,500	3,744,630
Covidien PLC	78,300	4,306,500
Genmark Diagnostics, Inc.	45,500	262,535
Hologic, Inc. (a)	56,000	1,204,000
Masimo Corp.	30,000	921,600
Nakanishi, Inc.	4,900	490,947
		18,071,634
Health Care Supplies - 0.4%
Essilor International SA	18,000	1,457,202
RTI Biologics, Inc. (a)	76,405	233,035
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	384,000	508,563
		2,198,800
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		20,270,434
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Health Care Facilities - 0.1%
LCA-Vision, Inc. (a)	110,000	624,800

	Shares	Value
Health Care Services - 1.4%
Accretive Health, Inc.	115,378	$ 2,808,301
Medco Health Solutions, Inc. (a)	45,600	2,729,616
Omnicare, Inc.	63,600	1,999,584
Sun Healthcare Group, Inc. (a)	40,000	398,800
		7,936,301
TOTAL HEALTH CARE PROVIDERS & SERVICES		8,561,101
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	74,400	1,496,184
SXC Health Solutions Corp. (a)	25,000	1,478,146
		2,974,330
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
WebMD Health Corp. (a)	25,000	1,192,000
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc. (a)	57,100	2,847,577
Illumina, Inc. (a)	19,700	1,419,976
PerkinElmer, Inc.	66,100	1,830,309
QIAGEN NV (a)	31,877	628,933
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	30,000	547,500
		7,274,295
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Pall Corp.	22,000	1,234,200
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	121,892	1,573,626
Schiff Nutrition International, Inc.	110,000	1,065,900
		2,639,526
PHARMACEUTICALS - 82.5%
Pharmaceuticals - 82.5%
Abbott Laboratories	218,090	11,395,203
Akorn, Inc. (a)	374,100	2,547,621
Allergan, Inc.	198,300	16,405,359
AstraZeneca PLC sponsored ADR (d)	185,000	9,694,000
Auxilium Pharmaceuticals, Inc. (a)	99,700	2,232,283
Bayer AG	1,000	81,934
Bristol-Myers Squibb Co.	459,910	13,227,012
Cadence Pharmaceuticals, Inc. (a)(d)	160,600	1,548,184
Cardiome Pharma Corp. (a)	297,400	1,562,275
Cipla Ltd.	20,000	144,750
DepoMed, Inc. (a)(d)	215,000	1,960,800
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	148,400	5,380,984
Durect Corp. (a)	419,500	1,468,250
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)(d)	1,127,800	$ 10,793,046
Eli Lilly & Co.	434,300	16,711,864
Endo Pharmaceuticals Holdings, Inc. (a)	160,400	6,677,452
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	9,000	0
Forest Laboratories, Inc. (a)	233,520	8,411,390
GlaxoSmithKline PLC sponsored ADR	658,400	28,614,064
Hi-Tech Pharmacal Co., Inc. (a)(d)	65,700	1,843,542
Hikma Pharmaceuticals PLC	89,000	1,244,405
Hospira, Inc. (a)	30,400	1,680,816
Impax Laboratories, Inc. (a)	168,100	4,513,485
Ista Pharmaceuticals, Inc. (a)	55,000	510,950
Johnson & Johnson	468,000	31,491,720
KV Pharmaceutical Co. Class A (a)(d)	110,000	350,900
MAP Pharmaceuticals, Inc. (a)	27,112	460,633
Meda AB (A Shares)	150,000	1,674,308
Medicis Pharmaceutical Corp. Class A	166,200	6,227,514
Merck & Co., Inc.	753,036	27,674,073
Mylan, Inc. (a)	415,200	9,775,884
Nektar Therapeutics (a)	305,500	2,957,240
Novartis AG sponsored ADR (d)	389,898	25,156,219
Novo Nordisk A/S Series B sponsored ADR	143,500	18,082,435
Obagi Medical Products, Inc. (a)	83,000	829,170
Optimer Pharmaceuticals, Inc. (a)(d)	201,000	2,916,510
Pain Therapeutics, Inc.	226,721	2,255,874
Paladin Labs, Inc. (a)	75,600	3,148,212
Par Pharmaceutical Companies, Inc. (a)	91,500	3,143,940
Perrigo Co.	159,800	13,672,488
Pfizer, Inc.	1,475,488	31,649,216
Pozen, Inc. (a)	184,000	947,600
Questcor Pharmaceuticals, Inc. (a)	209,800	4,840,086
Roche Holding AG (participation certificate)	32,000	5,627,858
Salix Pharmaceuticals Ltd. (a)	144,900	5,800,347
Sanofi-Aventis sponsored ADR (d)	591,700	23,437,237
Santarus, Inc. (a)	351,500	1,223,220
Shire PLC sponsored ADR	219,000	20,934,210
Sihuan Pharmaceutical Holdings Group Ltd.	268,439	167,403

	Shares	Value
Simcere Pharmaceutical Group sponsored ADR (a)	20,000	$ 238,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	353,289	17,982,410
The Medicines Company (a)	189,500	3,621,345
Valeant Pharmaceuticals International, Inc. (Canada) (d)	535,927	28,091,989
Virbac SA	3,767	681,025
ViroPharma, Inc. (a)	166,700	3,225,645
Vivus, Inc. (a)(d)	260,000	2,280,200
Watson Pharmaceuticals, Inc. (a)	180,800	11,634,480
XenoPort, Inc. (a)(d)	210,000	1,627,500
		462,476,560
TOTAL COMMON STOCKS (Cost $432,052,071)		543,323,041
Money Market Funds - 14.6%

Fidelity Cash Central Fund, 0.14% (b)	15,598,588	15,598,588
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	66,353,890	66,353,890
TOTAL MONEY MARKET FUNDS (Cost $81,952,478)		81,952,478
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $514,004,549)		625,275,519
NET OTHER ASSETS (LIABILITIES) - (11.5)%		(64,535,134)
NET ASSETS - 100%		$ 560,740,385
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,666
Fidelity Securities Lending Cash Central Fund	102,698
Total	$ 106,364
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 543,323,041	$ 542,832,094	$ 490,947	$ -
Money Market Funds	81,952,478	81,952,478	-	-
Total Investments in Securities:	$ 625,275,519	$ 624,784,572	$ 490,947	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $518,206,728. Net unrealized appreciation aggregated $107,068,791, of which $114,166,290 related to appreciated investment securities and $7,097,499 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

May 31, 2011

1.802188.107

RET-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
Coinstar, Inc. (a)	120	$ 6,376
Steiner Leisure Ltd. (a)	35,136	1,756,800
		1,763,176
FOOD & STAPLES RETAILING - 0.5%
Food Distributors - 0.5%
Sysco Corp.	29,500	950,195
FOOD PRODUCTS - 0.1%
Packaged Foods & Meats - 0.1%
TreeHouse Foods, Inc. (a)	2,500	152,325
INTERNET & CATALOG RETAIL - 21.3%
Internet Retail - 21.3%
Amazon.com, Inc. (a)	128,500	25,274,664
Blue Nile, Inc. (a)(d)	41,700	2,085,000
Netflix, Inc. (a)(d)	6,640	1,798,112
Ocado Group PLC (a)(d)	113,100	414,320
Priceline.com, Inc. (a)	18,800	9,685,572
Wotif.com Holdings Ltd.	147,337	800,604
		40,058,272
INTERNET SOFTWARE & SERVICES - 2.6%
Internet Software & Services - 2.6%
eBay, Inc. (a)	154,300	4,809,531
LEISURE EQUIPMENT & PRODUCTS - 1.2%
Leisure Products - 1.2%
Hasbro, Inc.	49,700	2,273,278
MULTILINE RETAIL - 13.8%
Department Stores - 6.1%
DSW, Inc. Class A (a)(d)	51,800	2,597,770
Macy's, Inc.	263,600	7,612,768
Marisa Lojas SA	50,900	864,927
Nordstrom, Inc.	9,100	426,153
		11,501,618
General Merchandise Stores - 7.7%
Dollar Tree, Inc. (a)	81,300	5,182,062
Target Corp.	185,071	9,166,567
		14,348,629
TOTAL MULTILINE RETAIL		25,850,247
SPECIALTY RETAIL - 55.6%
Apparel Retail - 22.7%
Aeropostale, Inc. (a)	35,500	670,950
Chico's FAS, Inc.	398,386	6,007,661

	Shares	Value
Citi Trends, Inc. (a)	187,314	$ 3,128,144
Express, Inc.	150,401	3,176,469
Foot Locker, Inc.	66,500	1,658,510
Inditex SA	20,714	1,882,544
Limited Brands, Inc.	173,700	6,941,052
rue21, Inc. (a)(d)	49,300	1,668,312
TJX Companies, Inc.	222,800	11,812,856
Urban Outfitters, Inc. (a)	187,251	5,703,665
		42,650,163
Automotive Retail - 5.2%
Advance Auto Parts, Inc.	40,500	2,515,050
Asbury Automotive Group, Inc. (a)	1,800	30,240
AutoZone, Inc. (a)	20	5,880
O'Reilly Automotive, Inc. (a)	84,700	5,091,317
Penske Automotive Group, Inc.	99,045	2,056,174
		9,698,661
Computer & Electronics Retail - 1.9%
Best Buy Co., Inc.	31,800	1,009,968
Carphone Warehouse Group PLC (a)	63,300	406,349
GameStop Corp. Class A (a)	80,700	2,257,986
		3,674,303
Home Improvement Retail - 11.6%
Home Depot, Inc.	399,400	14,490,232
Lowe's Companies, Inc.	302,600	7,304,764
		21,794,996
Homefurnishing Retail - 4.7%
Bed Bath & Beyond, Inc. (a)	162,500	8,757,125
Specialty Stores - 9.5%
OfficeMax, Inc. (a)	320,000	2,675,200
Sally Beauty Holdings, Inc. (a)	166,500	2,790,540
Signet Jewelers Ltd. (a)	106,100	4,881,661
Staples, Inc.	1,594	26,811
Tractor Supply Co.	90,700	5,728,612
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32,300	1,808,154
		17,910,978
TOTAL SPECIALTY RETAIL		104,486,226
TEXTILES, APPAREL & LUXURY GOODS - 2.8%
Apparel, Accessories & Luxury Goods - 2.8%
G-III Apparel Group Ltd. (a)	42,700	1,832,684
Phillips-Van Heusen Corp.	50,480	3,330,166
		5,162,850
Footwear - 0.0%
Arezzo Industria e Comercio SA	100	1,648
TOTAL TEXTILES, APPAREL & LUXURY GOODS		5,164,498
TOTAL COMMON STOCKS (Cost $147,281,022)		185,507,748
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	6,720,236	$ 6,720,236
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	6,092,400	6,092,400
TOTAL MONEY MARKET FUNDS (Cost $12,812,636)		12,812,636
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $160,093,658)	198,320,384
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(10,501,491)
NET ASSETS - 100%	$ 187,818,893
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,404
Fidelity Securities Lending Cash Central Fund	9,980
Total	$ 11,384
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $160,790,957. Net unrealized appreciation aggregated $37,529,427, of which $41,915,602 related to appreciated investment securities and $4,386,175 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

May 31, 2011

1.802189.107

SOF-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CAPITAL MARKETS - 0.3%
Asset Management & Custody Banks - 0.3%
Internet Capital Group, Inc. (a)	308,959	$ 4,025,736
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Calix Networks, Inc. (a)	25,000	539,250
Sandvine Corp. (U.K.) (a)	1,622,500	3,332,241
Sonus Networks, Inc. (a)	596,300	1,932,012
		5,803,503
COMPUTERS & PERIPHERALS - 2.7%
Computer Hardware - 1.0%
Apple, Inc. (a)	37,100	12,904,493
Computer Storage & Peripherals - 1.7%
Datalink Corp. (a)	180,000	1,299,600
NetApp, Inc. (a)	224,400	12,290,388
Quantum Corp. (a)	1,995,100	6,124,957
STEC, Inc. (a)(d)	211,200	3,782,592
		23,497,537
TOTAL COMPUTERS & PERIPHERALS		36,402,030
DIVERSIFIED CONSUMER SERVICES - 0.3%
Education Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	34,383	3,982,239
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Alternative Carriers - 0.6%
inContact, Inc. (a)(e)	1,979,190	7,857,384
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
MedAssets, Inc. (a)	10,000	145,500
INTERNET SOFTWARE & SERVICES - 18.3%
Internet Software & Services - 18.3%
Active Network, Inc.	256,600	4,708,610
Akamai Technologies, Inc. (a)	99,000	3,359,565
AOL, Inc. (a)	118,800	2,443,716
Baidu.com, Inc. sponsored ADR (a)	54,100	7,341,911
Constant Contact, Inc. (a)	53,835	1,294,732
DealerTrack Holdings, Inc. (a)	84,200	1,950,914
Dice Holdings, Inc. (a)	116,600	1,722,182
Digital River, Inc. (a)	29,640	964,782
eBay, Inc. (a)	1,178,400	36,730,728
Equinix, Inc. (a)	76,400	7,746,960
Google, Inc. Class A (a)	186,700	98,768,034
IntraLinks Holdings, Inc.	96,900	2,000,985
Keynote Systems, Inc.	40,000	849,200
LivePerson, Inc. (a)	360,900	4,280,274
LogMeIn, Inc. (a)(d)	24,100	1,048,832

	Shares	Value
Mercadolibre, Inc. (d)	26,200	$ 2,308,744
Open Text Corp. (a)	32,200	2,098,591
Rackspace Hosting, Inc. (a)	284,777	12,530,188
RightNow Technologies, Inc. (a)	64,819	2,145,509
Saba Software, Inc. (a)	503,001	4,974,680
SciQuest, Inc.	50,000	824,000
SPS Commerce, Inc. (a)	475,188	7,935,640
The Knot, Inc. (a)	306,510	3,144,793
VeriSign, Inc.	207,100	7,252,642
VistaPrint Ltd. (a)	78,700	3,870,466
WebMD Health Corp. (a)	37,100	1,768,928
Yahoo!, Inc. (a)	1,143,000	18,916,650
		242,982,256
IT SERVICES - 25.5%
Data Processing & Outsourced Services - 9.5%
Alliance Data Systems Corp. (a)	53,400	5,015,862
Fidelity National Information Services, Inc.	518,789	16,694,630
Fiserv, Inc. (a)	415,200	26,788,704
Heartland Payment Systems, Inc.	15,000	285,300
Lender Processing Services, Inc.	14,700	390,726
MasterCard, Inc. Class A	95,800	27,499,390
Syntel, Inc.	72,900	3,927,123
VeriFone Systems, Inc. (a)	88,000	4,235,440
Visa, Inc. Class A	513,800	41,648,628
WNS Holdings Ltd. sponsored ADR (a)	1,302	12,135
		126,497,938
IT Consulting & Other Services - 16.0%
Accenture PLC Class A	613,300	35,197,287
Acxiom Corp. (a)	47,500	653,125
Atos Origin SA (a)	126,010	7,367,649
Camelot Information Systems, Inc. ADR	128,700	2,379,663
Cognizant Technology Solutions Corp. Class A (a)	358,100	27,229,924
HCL Technologies Ltd.	222,783	2,545,809
hiSoft Technology International Ltd. ADR (a)(d)	446,700	6,972,987
iGate Corp.	27,000	498,150
International Business Machines Corp.	638,500	107,861,805
InterXion Holding N.V.	111,501	1,573,279
Lionbridge Technologies, Inc. (a)(e)	3,493,710	11,319,620
Sapient Corp. (a)	141,400	2,077,166
ServiceSource International, Inc.	28,400	552,380
Unisys Corp. (a)	70,200	1,962,090
Virtusa Corp. (a)	169,068	3,406,720
		211,597,654
TOTAL IT SERVICES		338,095,592
MEDIA - 0.2%
Advertising - 0.2%
MDC Partners, Inc. Class A (sub. vtg.)	116,900	2,147,454
Common Stocks - continued
	Shares	Value
OFFICE ELECTRONICS - 1.4%
Office Electronics - 1.4%
Xerox Corp.	1,807,049	$ 18,449,970
SOFTWARE - 50.2%
Application Software - 26.8%
Actuate Corp. (a)	45,000	244,800
Adobe Systems, Inc. (a)	555,179	19,225,849
AsiaInfo Holdings, Inc. (a)(d)	309,000	5,540,370
Aspen Technology, Inc. (a)	881,300	14,585,515
Autodesk, Inc. (a)	126,000	5,415,480
Autonomy Corp. PLC (a)	428,177	12,656,806
Blackboard, Inc. (a)(d)	108,000	4,653,720
BroadSoft, Inc. (a)	65,000	2,570,100
Cadence Design Systems, Inc. (a)	105,700	1,129,933
Callidus Software, Inc. (a)(d)	1,345,497	7,924,977
Citrix Systems, Inc. (a)	329,100	28,835,742
Compuware Corp. (a)	980,100	9,987,219
Concur Technologies, Inc. (a)	176,600	8,824,702
Convio, Inc. (a)(e)	1,288,292	14,712,295
Deltek, Inc. (a)	150,000	1,117,500
Descartes Systems Group, Inc. (a)	922,800	6,276,126
ebix.com, Inc. (a)(d)	633,025	12,533,895
EPIQ Systems, Inc.	1,900	28,424
Guidance Software, Inc. (a)	90,109	723,575
Informatica Corp. (a)	233,900	13,720,574
Interactive Intelligence, Inc. (a)	124,669	4,526,731
Intuit, Inc. (a)	545,100	29,419,047
JDA Software Group, Inc. (a)	153,700	5,076,711
Kenexa Corp. (a)	541,778	17,131,020
Kingdee International Software Group Co. Ltd.	1,390,000	798,912
Longtop Financial Technologies Ltd. ADR (a)	74,400	140,839
Magma Design Automation, Inc. (a)	402,000	2,805,960
MicroStrategy, Inc. Class A (a)	46,800	6,841,692
NetScout Systems, Inc. (a)	98,400	2,282,880
Nuance Communications, Inc. (a)	536,800	11,788,128
Parametric Technology Corp. (a)	370,000	8,617,300
Pegasystems, Inc.	156,000	5,826,600
PROS Holdings, Inc. (a)	143,200	2,405,760
QAD, Inc.:
Class A	53,324	575,899
Class B	23,045	238,746
QLIK Technologies, Inc.	106,077	3,531,303
Royalblue Group PLC	103,100	3,298,610
Sage Group PLC	281,400	1,343,304
salesforce.com, Inc. (a)	146,978	22,378,870
SAP AG sponsored ADR (d)	30,700	1,908,619
SolarWinds, Inc. (a)(d)	393,200	9,692,380
Solera Holdings, Inc.	120,000	7,090,800
SuccessFactors, Inc. (a)	32,162	1,127,921
Synchronoss Technologies, Inc. (a)	291,900	9,369,990
Synopsys, Inc. (a)	141,000	3,854,940

	Shares	Value
Taleo Corp. Class A (a)	172,162	$ 6,426,807
TIBCO Software, Inc. (a)	301,800	8,477,562
TiVo, Inc. (a)(d)	452,300	4,676,782
VanceInfo Technologies, Inc. ADR (a)(d)	128,200	3,276,792
		355,638,507
Systems Software - 23.4%
Ariba, Inc. (a)	273,900	9,186,606
BMC Software, Inc. (a)	311,100	17,368,713
Check Point Software Technologies Ltd. (a)	102,100	5,607,332
CommVault Systems, Inc. (a)	147,500	6,097,650
DemandTec, Inc. (a)	1,296,900	12,891,186
Fortinet, Inc. (a)	35,900	1,740,791
Microsoft Corp.	3,279,800	82,027,798
NetSuite, Inc. (a)	68,100	2,570,094
Opnet Technologies, Inc.	72,200	2,828,074
Oracle Corp.	3,628,000	124,150,163
Pervasive Software, Inc. (a)	119,283	769,375
Progress Software Corp. (a)	44,700	1,210,029
Radiant Systems, Inc. (a)	7,500	157,500
Rovi Corp. (a)	179,277	10,390,895
Sourcefire, Inc. (a)	127,100	3,394,841
Symantec Corp. (a)	714,600	13,970,430
VMware, Inc. Class A (a)	156,500	15,230,580
		309,592,057
TOTAL SOFTWARE		665,230,564
TOTAL COMMON STOCKS (Cost $1,051,972,414)		1,325,122,228
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.14% (b)	5,305,674	5,305,674
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	29,904,650	29,904,650
TOTAL MONEY MARKET FUNDS (Cost $35,210,324)		35,210,324
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,087,182,738)		1,360,332,552
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(34,344,010)
NET ASSETS - 100%		$ 1,325,988,542
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,892
Fidelity Securities Lending Cash Central Fund	28,778
Total	$ 30,670
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Convio, Inc.	$ 5,517,786	$ 8,581,639	$ -	$ -	$ 14,712,295
inContact, Inc.	4,689,032	1,836,143	-	-	7,857,384
Lionbridge Technologies, Inc.	9,156,245	3,447,964	-	-	11,319,620
Total	$ 19,363,063	$ 13,865,746	$ -	$ -	$ 33,889,299
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,325,122,228	$ 1,324,981,389	$ -	$ 140,839
Money Market Funds	35,210,324	35,210,324	-	-
Total Investments in Securities:	$ 1,360,332,552	$ 1,360,191,713	$ -	$ 140,839
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,014,529)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	2,155,368
Transfers out of Level 3	-
Ending Balance	$ 140,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (2,014,529)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,092,472,747. Net unrealized appreciation aggregated $267,859,805, of which $289,771,029 related to appreciated investment securities and $21,911,224 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

May 31, 2011

1.802190.107

TEC-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	23,995	$ 723,209
BUILDING PRODUCTS - 0.0%
Building Products - 0.0%
Asahi Glass Co. Ltd.	21,000	248,190
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (a)(d)	45,173	714,185
COMMUNICATIONS EQUIPMENT - 7.5%
Communications Equipment - 7.5%
Acme Packet, Inc. (a)	53,356	4,038,516
Alcatel-Lucent SA sponsored ADR (a)	1,974,546	11,195,676
Balda AG (a)(d)	185,949	2,621,743
Brocade Communications Systems, Inc. (a)	883,587	5,893,525
China Wireless Technologies Ltd.	676,000	163,411
Ciena Corp. (a)(d)	528,994	14,150,590
Cisco Systems, Inc.	799,766	13,436,069
DG FastChannel, Inc. (a)	98,671	3,490,980
Finisar Corp. (a)	291,548	7,002,983
HTC Corp.	344,350	14,665,980
Infinera Corp. (a)	206,300	1,464,730
JDS Uniphase Corp. (a)	559,994	11,306,279
Juniper Networks, Inc. (a)	73,945	2,707,126
Motorola Mobility Holdings, Inc.	228,891	5,754,320
NETGEAR, Inc. (a)	73,049	3,057,101
Oclaro, Inc. (a)	239,400	2,291,058
Polycom, Inc. (a)	239,493	13,749,293
QUALCOMM, Inc.	1,176,626	68,938,517
Riverbed Technology, Inc. (a)	139,987	5,308,307
Sandvine Corp. (a)	1,941,200	3,991,471
Sandvine Corp. (U.K.) (a)	2,302,512	4,728,829
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	541,409	8,034,510
ZTE Corp. (H Shares)	64,800	230,798
		208,221,812
COMPUTERS & PERIPHERALS - 16.1%
Computer Hardware - 11.8%
Apple, Inc. (a)	799,098	277,950,250
Hewlett-Packard Co.	1,003,820	37,522,792
Stratasys, Inc. (a)	185,792	6,539,878
Toshiba Corp.	439,000	2,335,902
Wistron Corp.	1,598,000	3,012,463
		327,361,285
Computer Storage & Peripherals - 4.3%
Catcher Technology Co. Ltd.	222,000	1,449,258
EMC Corp. (a)	2,120,212	60,362,436
Gemalto NV	145,752	7,145,303
NetApp, Inc. (a)	196,659	10,771,013
Quantum Corp. (a)	214,500	658,515

	Shares	Value
SanDisk Corp. (a)	649,795	$ 30,878,258
Seagate Technology	78,513	1,319,018
Smart Technologies, Inc. Class A (a)(d)	85,600	604,336
Western Digital Corp. (a)	151,441	5,550,313
		118,738,450
TOTAL COMPUTERS & PERIPHERALS		446,099,735
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Discover Financial Services	128,200	3,056,288
DIVERSIFIED CONSUMER SERVICES - 1.2%
Education Services - 1.2%
Educomp Solutions Ltd.	53,012	543,358
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	279,592	32,382,345
		32,925,703
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)(d)	50,600	311,190
Acuity Brands, Inc.	4,804	292,852
		604,042
ELECTRONIC EQUIPMENT & COMPONENTS - 4.1%
Electronic Components - 2.7%
Aeroflex Holding Corp.	41,746	761,030
Amphenol Corp. Class A	4,200	227,052
AU Optronics Corp. sponsored ADR (a)(d)	697,400	5,683,810
Cando Corp. (a)	6,037,106	5,289,976
Chimei Innolux Corp. (a)	2,799,000	2,814,146
Corning, Inc.	1,846,874	37,214,511
DigiTech Systems Co., Ltd. (a)	140,278	1,547,806
DTS, Inc. (a)	6,386	294,267
J Touch Corp.	99,912	342,516
Kyocera Corp.	13,800	1,450,676
LG Display Co. Ltd. sponsored ADR (d)	531,943	8,835,573
Omron Corp.	56,600	1,460,940
Vishay Intertechnology, Inc. (a)	261,192	4,145,117
Wintek Corp. (a)	822,000	1,101,931
Young Fast Optoelectron Co. Ltd.	322,000	2,192,006
		73,361,357
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	1,513,120	4,849,168
Itron, Inc. (a)	26,074	1,336,293
Keyence Corp.	5,200	1,369,070
SFA Engineering Corp.	10,482	597,722
SNU Precision Co. Ltd.	38,786	577,205
Test Research, Inc.	818,550	1,537,371
		10,266,829
Electronic Manufacturing Services - 0.5%
Benchmark Electronics, Inc. (a)	14,900	257,472
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - continued
IPG Photonics Corp. (a)	7,400	$ 556,110
Jabil Circuit, Inc.	13,000	280,540
Ju Teng International Holdings Ltd.	598,000	171,468
KEMET Corp. (a)	302,559	4,453,668
TE Connectivity Ltd.	13,200	486,156
Trimble Navigation Ltd. (a)	192,369	8,404,602
		14,610,016
Technology Distributors - 0.5%
Anixter International, Inc.	3,980	269,406
Digital China Holdings Ltd. (H Shares)	5,999,000	11,416,088
Inspur International Ltd.	4,487,000	259,624
VST Holdings Ltd. (a)	7,866,000	1,952,037
WPG Holding Co. Ltd.	661,652	1,226,522
		15,123,677
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		113,361,879
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Health Care Equipment - 0.4%
Biosensors International Group Ltd. (a)	7,220,000	7,492,784
China Kanghui Holdings sponsored ADR (a)(d)	29,200	692,916
China Medical Technologies, Inc. sponsored ADR (a)(d)	5,306	53,007
Microport Scientific Corp.	1,625,000	1,207,697
Mingyuan Medicare Development Co. Ltd.	890,000	64,085
		9,510,489
Health Care Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	8,816,000	11,675,770
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		21,186,259
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Distributors & Services - 0.1%
Sinopharm Group Co. Ltd. (H Shares)	430,800	1,545,456
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	1,500	67,155
HOTELS, RESTAURANTS & LEISURE - 0.4%
Hotels, Resorts & Cruise Lines - 0.4%
Ctrip.com International Ltd. sponsored ADR (a)	239,607	10,782,315
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.1%
Skyworth Digital Holdings Ltd.	4,342,419	2,814,097

	Shares	Value
Household Appliances - 0.2%
Haier Electronics Group Co. Ltd. (a)	2,303,000	$ 2,816,120
Techtronic Industries Co. Ltd.	2,201,500	2,694,836
		5,510,956
TOTAL HOUSEHOLD DURABLES		8,325,053
INTERNET & CATALOG RETAIL - 1.6%
Internet Retail - 1.6%
Amazon.com, Inc. (a)	195,411	38,435,390
E-Commerce China Dangdang, Inc. ADR	990	19,394
MakeMyTrip Ltd. (d)	27,400	634,036
Priceline.com, Inc. (a)	8,025	4,134,400
		43,223,220
INTERNET SOFTWARE & SERVICES - 10.1%
Internet Software & Services - 10.1%
21Vianet Group, Inc. ADR (d)	89,500	1,107,115
Alibaba.com Ltd.	1,646,000	2,776,773
Baidu.com, Inc. sponsored ADR (a)	234,377	31,807,303
Blinkx PLC (a)(d)	500,000	1,153,521
China Finance Online Co. Ltd. ADR (a)	270,139	1,285,862
ChinaCache International Holdings Ltd. sponsored ADR (d)	121,732	1,468,088
Cornerstone Ondemand, Inc.	157,365	3,038,718
DealerTrack Holdings, Inc. (a)	7,000	162,190
Digital River, Inc. (a)	78,136	2,543,327
eBay, Inc. (a)	1,481,789	46,187,363
Facebook, Inc. Class B (f)	122,522	3,063,050
Google, Inc. Class A (a)	160,416	84,863,272
IntraLinks Holdings, Inc.	271,730	5,611,225
Kakaku.com, Inc.	1,004	6,322,566
LinkedIn Corp. (a)	4,700	383,426
LogMeIn, Inc. (a)(d)	110,300	4,800,256
LoopNet, Inc. (a)	150,000	2,770,500
Mail.ru Group Ltd. GDR (a)(e)	5,600	192,080
MediaMind Technologies, Inc. (a)	16,500	288,420
Mercadolibre, Inc. (d)	114,645	10,102,517
NetEase.com, Inc. sponsored ADR (a)	173,700	8,012,781
Open Text Corp. (a)	5,600	364,972
OpenTable, Inc. (a)	22,300	1,969,759
Opera Software ASA	291,443	1,948,112
Phoenix New Media Ltd. ADR	364,200	4,191,942
Qihoo 360 Technology Co. Ltd. ADR (d)	2,800	73,080
Rackspace Hosting, Inc. (a)	259,394	11,413,336
Renren, Inc. ADR	18,800	241,580
Responsys, Inc.	4,900	84,231
RightNow Technologies, Inc. (a)	49,587	1,641,330
Saba Software, Inc. (a)	10,000	98,900
SINA Corp. (a)	154,471	18,349,610
Sohu.com, Inc. (a)	50,448	4,067,622
SouFun Holdings Ltd. ADR (d)	180,844	4,220,899
The Knot, Inc. (a)	16,300	167,238
VeriSign, Inc.	262,300	9,185,746
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
VistaPrint Ltd. (a)	54,122	$ 2,661,720
Vocus, Inc. (a)	45,600	1,242,144
YouKu.com, Inc. ADR (a)	200	8,454
		279,871,028
IT SERVICES - 11.7%
Data Processing & Outsourced Services - 3.8%
DST Systems, Inc.	28,724	1,443,955
Fidelity National Information Services, Inc.	624,602	20,099,692
Fiserv, Inc. (a)	332,600	21,459,352
MasterCard, Inc. Class A	79,210	22,737,231
Paychex, Inc.	295,215	9,535,445
Syntel, Inc.	25,001	1,346,804
VeriFone Systems, Inc. (a)	51,309	2,469,502
Visa, Inc. Class A	307,037	24,888,419
WNS Holdings Ltd. sponsored ADR (a)	26,900	250,708
		104,231,108
IT Consulting & Other Services - 7.9%
Accenture PLC Class A	1,873,303	107,508,859
Atos Origin SA (a)	244,065	14,270,180
Camelot Information Systems, Inc. ADR	87,300	1,614,177
Cognizant Technology Solutions Corp. Class A (a)	807,819	61,426,557
Digital Garage, Inc. (a)(d)	1,234	6,051,732
Hi Sun Technology (China) Ltd. (a)	1,290,000	320,128
hiSoft Technology International Ltd. ADR (a)	36,166	564,551
International Business Machines Corp.	84,176	14,219,852
Sapient Corp. (a)	268,700	3,947,203
Teradata Corp. (a)	156,050	8,706,030
		218,629,269
TOTAL IT SERVICES		322,860,377
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)(d)	257,370	859,616
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	6,800	339,116
Illumina, Inc. (a)	42,700	3,077,816
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	51,300	936,225
		4,353,157
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Fanuc Ltd.	18,100	2,793,581
Meyer Burger Technology AG (a)	276	12,345

	Shares	Value
Mirle Automation Corp.	1,102,000	$ 1,346,483
Sunpower Group Ltd.	4,225,000	1,353,069
		5,505,478
MEDIA - 3.1%
Advertising - 2.7%
AirMedia Group, Inc. ADR (a)	299,201	1,110,036
Focus Media Holding Ltd. ADR (a)(d)	2,062,525	64,453,906
ReachLocal, Inc. (d)	421,787	8,853,309
VisionChina Media, Inc. ADR (a)(d)	307,000	1,169,670
		75,586,921
Cable & Satellite - 0.3%
DISH Network Corp. Class A (a)	230,500	6,979,540
Movies & Entertainment - 0.1%
IMAX Corp. (a)	76,870	2,860,333
TOTAL MEDIA		85,426,794
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	13,700	6,928
Steel - 0.1%
Xingda International Holdings Ltd.	2,279,000	2,440,990
TOTAL METALS & MINING		2,447,918
OFFICE ELECTRONICS - 0.1%
Office Electronics - 0.1%
Canon, Inc.	30,300	1,455,020
Xerox Corp.	27,023	275,905
		1,730,925
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	3,318,400	3,426,265
PROFESSIONAL SERVICES - 0.1%
Human Resource & Employment Services - 0.1%
51job, Inc. sponsored ADR (a)	47,200	2,695,592
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR (a)(d)	545,801	3,618,661
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
Semiconductor Equipment - 1.6%
Advanced Energy Industries, Inc. (a)	18,634	276,715
Amkor Technology, Inc. (a)(d)	184,784	1,180,770
Asia Pacific Systems, Inc. (a)	44,940	572,949
ASM International NV unit	41,200	1,738,228
ASM Pacific Technology Ltd.	71,700	975,397
ASML Holding NV	36,905	1,439,664
Axcelis Technologies, Inc. (a)	290,491	522,884
centrotherm photovoltaics AG	4,737	234,917
Cymer, Inc. (a)	150,822	7,219,849
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
GCL-Poly Energy Holdings Ltd.	843,000	$ 452,002
KLA-Tencor Corp.	12,860	554,266
Lam Research Corp. (a)	118,162	5,553,023
LTX-Credence Corp. (a)	83,488	793,136
MEMC Electronic Materials, Inc. (a)	217,900	2,292,308
Novellus Systems, Inc. (a)	15,071	546,625
Roth & Rau AG (a)	9,022	290,751
Sumco Corp. (a)	500	9,025
Teradyne, Inc. (a)	131,055	2,098,191
Tessera Technologies, Inc. (a)	11,466	198,362
Varian Semiconductor Equipment Associates, Inc. (a)	287,342	17,647,109
		44,596,171
Semiconductors - 8.6%
Advanced Micro Devices, Inc. (a)	147,524	1,280,508
Alpha & Omega Semiconductor Ltd. (a)	108,406	1,515,516
Altera Corp.	203,032	9,763,809
Applied Micro Circuits Corp. (a)	108,425	1,147,137
ARM Holdings PLC sponsored ADR (d)	399,366	11,401,899
Atmel Corp. (a)	23,876	358,618
Avago Technologies Ltd.	352,563	11,913,104
Broadcom Corp. Class A	331,639	11,932,371
Canadian Solar, Inc. (a)(d)	18,800	185,180
Cavium Networks, Inc. (a)	65,395	2,908,770
CSR PLC	344,436	2,035,155
Cypress Semiconductor Corp.	72,526	1,698,559
Duksan Hi-Metal Co. Ltd. (a)	267,105	5,721,027
Fairchild Semiconductor International, Inc. (a)	215,691	3,891,066
First Solar, Inc. (a)(d)	67,208	8,350,594
Freescale Semiconductor Holdings I Ltd.	145,400	2,689,900
Hittite Microwave Corp. (a)	4,300	272,706
Hynix Semiconductor, Inc.	125,100	3,491,434
Inotera Memories, Inc. (a)	15,304,000	6,758,443
Inphi Corp.	157,295	3,120,733
International Rectifier Corp. (a)	88,345	2,542,569
Intersil Corp. Class A	480,588	6,896,438
JA Solar Holdings Co. Ltd. ADR (a)	312,602	1,884,990
Jinkosolar Holdings Co. Ltd. ADR (d)	166,839	4,341,151
MagnaChip Semiconductor Corp.	168,100	2,334,909
Marvell Technology Group Ltd. (a)	1,033,047	16,776,683
Melfas, Inc.	33,830	1,279,800
Micrel, Inc.	486,545	5,726,635
Micron Technology, Inc. (a)	1,671,054	17,044,751
Microsemi Corp. (a)	13,100	288,855
Monolithic Power Systems, Inc. (a)	177,599	3,072,463
Netlogic Microsystems, Inc. (a)	8,000	306,560
NVIDIA Corp. (a)	2,092,163	41,926,947
NXP Semiconductors NV	84,787	2,418,973
O2Micro International Ltd. sponsored ADR (a)	126,600	895,062

	Shares	Value
PMC-Sierra, Inc. (a)	57,600	$ 451,584
Power Integrations, Inc.	76,587	2,819,933
Radiant Opto-Electronics Corp.	24,194	91,218
Rambus, Inc. (a)	117,400	1,710,518
RDA Microelectronics, Inc. sponsored ADR	119,886	1,370,297
Richtek Technology Corp.	215,000	1,617,472
Samsung Electronics Co. Ltd.	3,286	2,748,236
Shinko Electric Industries Co.Ltd.	138,200	1,328,236
Silicon Laboratories, Inc. (a)	26,000	1,117,480
Spreadtrum Communications, Inc. ADR (a)(d)	317,064	6,116,165
Standard Microsystems Corp. (a)	89,783	2,407,980
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	9,500	77,140
Trina Solar Ltd. (a)(d)	505,256	11,595,625
Wolfson Microelectronics PLC (a)	288,200	1,152,001
Xilinx, Inc.	82,320	2,937,178
YoungTek Electronics Corp.	108,500	435,591
		236,149,969
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		280,746,140
SOFTWARE - 26.1%
Application Software - 16.7%
Adobe Systems, Inc. (a)	782,234	27,088,763
ANSYS, Inc. (a)	143,861	8,253,305
AsiaInfo Holdings, Inc. (a)(d)	1,138,480	20,412,946
Aspen Technology, Inc. (a)	739,927	12,245,792
Autodesk, Inc. (a)	414,176	17,801,284
AutoNavi Holdings Ltd. ADR	150,411	2,578,045
Autonomy Corp. PLC (a)	556,422	16,447,696
Blackboard, Inc. (a)	95,144	4,099,755
BroadSoft, Inc. (a)	352,852	13,951,768
Cadence Design Systems, Inc. (a)	302,400	3,232,656
Citrix Systems, Inc. (a)	232,077	20,334,587
Compuware Corp. (a)	774,215	7,889,251
Concur Technologies, Inc. (a)(d)	425,276	21,251,042
Convio, Inc. (a)	48,135	549,702
Descartes Systems Group, Inc. (a)	591,700	4,024,256
Informatica Corp. (a)	454,800	26,678,568
Intuit, Inc. (a)	636,042	34,327,187
JDA Software Group, Inc. (a)	8,244	272,299
Kenexa Corp. (a)	49,320	1,559,498
Kingdee International Software Group Co. Ltd.	29,075,600	16,711,404
Longtop Financial Technologies Ltd. ADR (a)	295,725	559,807
Manhattan Associates, Inc. (a)	7,155	257,222
MicroStrategy, Inc. Class A (a)	83,522	12,210,081
Nuance Communications, Inc. (a)	446,951	9,815,044
Parametric Technology Corp. (a)	1,167,096	27,181,666
Pegasystems, Inc.	231,551	8,648,430
QLIK Technologies, Inc.	384,254	12,791,816
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Quest Software, Inc. (a)	55,814	$ 1,266,699
RealPage, Inc.	47,600	1,401,820
salesforce.com, Inc. (a)	489,529	74,535,686
SolarWinds, Inc. (a)	328,812	8,105,216
SuccessFactors, Inc. (a)	426,800	14,967,876
Synopsys, Inc. (a)	151,200	4,133,808
Taleo Corp. Class A (a)	283,896	10,597,838
TIBCO Software, Inc. (a)	444,136	12,475,780
TiVo, Inc. (a)	26,100	269,874
VanceInfo Technologies, Inc. ADR (a)(d)	107,000	2,734,920
		461,663,387
Home Entertainment Software - 0.2%
Activision Blizzard, Inc.	18,200	218,218
NCsoft Corp.	20,889	5,471,622
Perfect World Co. Ltd. sponsored ADR Class B (a)	14,300	338,195
RealD, Inc. (d)	11,400	311,220
		6,339,255
Systems Software - 9.2%
Ariba, Inc. (a)	667,592	22,391,036
BMC Software, Inc. (a)	174,075	9,718,607
Check Point Software Technologies Ltd. (a)	133,769	7,346,593
CommVault Systems, Inc. (a)	399,335	16,508,509
DemandTec, Inc. (a)	118,600	1,178,884
Fortinet, Inc. (a)	152,378	7,388,809
Insyde Software Corp.	132,262	669,506
MICROS Systems, Inc. (a)	50,400	2,573,424
Microsoft Corp.	10,949	273,834
NetSuite, Inc. (a)	38,500	1,452,990
Oracle Corp.	4,350,776	148,883,555
Red Hat, Inc. (a)	30,213	1,317,287
Rovi Corp. (a)	177,361	10,279,844
TeleCommunication Systems, Inc. Class A (a)	105,200	524,948
Totvs SA	182,000	3,635,038
VMware, Inc. Class A (a)	218,397	21,254,396
		255,397,260
TOTAL SOFTWARE		723,399,902
WIRELESS TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	275,161	15,265,932
Crown Castle International Corp. (a)	325,500	13,478,955

	Shares	Value
SBA Communications Corp. Class A (a)	356,253	$ 13,997,180
SOFTBANK CORP.	32,300	1,254,850
Sprint Nextel Corp. (a)	60,951	356,563
		44,353,480
TOTAL COMMON STOCKS (Cost $2,332,198,341)		2,652,379,834
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.14% (b)	132,917,120	132,917,120
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	113,314,049	113,314,049
TOTAL MONEY MARKET FUNDS (Cost $246,231,169)		246,231,169
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $2,578,429,510)	2,898,611,003
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(131,851,437)
NET ASSETS - 100%	$ 2,766,759,566
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,080 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,063,050 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 3,063,881
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,360
Fidelity Securities Lending Cash Central Fund	118,643
Total	$ 145,003
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,652,379,834	$ 2,622,677,189	$ 26,079,788	$ 3,622,857
Money Market Funds	246,231,169	246,231,169	-	-
Total Investments in Securities:	$ 2,898,611,003	$ 2,868,908,358	$ 26,079,788	$ 3,622,857
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,008,177)
Cost of Purchases	3,063,881
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	8,567,153
Transfers out of Level 3	-
Ending Balance	$ 3,622,857
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (8,008,177)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $2,585,340,550. Net unrealized appreciation aggregated $313,270,453, of which $410,820,837 related to appreciated investment securities and $97,550,384 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

May 31, 2011

1.802191.107

TEL-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Support Services - 0.8%
Blue Label Telecoms Ltd.	4,339,400	$ 3,504,398
COMMUNICATIONS EQUIPMENT - 1.8%
Communications Equipment - 1.8%
F5 Networks, Inc. (a)	40	4,543
Juniper Networks, Inc. (a)	44,947	1,645,510
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	40	2,296
QUALCOMM, Inc.	109,500	6,415,605
		8,067,954
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
NetApp, Inc. (a)	20	1,095
Synaptics, Inc. (a)	50	1,403
		2,498
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
PT Tower Bersama Infrastructure Tbk	14,459,000	3,769,122
DIVERSIFIED TELECOMMUNICATION SERVICES - 48.0%
Alternative Carriers - 12.0%
AboveNet, Inc.	113,300	8,845,331
Cable & Wireless Worldwide PLC	5	4
Cogent Communications Group, Inc. (a)	712,302	11,076,296
Global Crossing Ltd. (a)	214,886	7,486,628
Iliad SA	7,649	979,411
Level 3 Communications, Inc. (a)	26	60
PAETEC Holding Corp. (a)	644,880	2,876,165
tw telecom, inc. (a)	689,157	14,954,707
Vonage Holdings Corp. (a)	1,196,800	5,708,736
		51,927,338
Integrated Telecommunication Services - 36.0%
AT&T, Inc.	2,154,219	67,987,151
Cable & Wireless PLC	5	4
Cbeyond, Inc. (a)	494,498	7,100,991
CenturyLink, Inc.	883,884	38,174,950
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	215,100	4,749,408
Cincinnati Bell, Inc. New (a)	1,739,000	5,530,020
Frontier Communications Corp.	32	283
PT XL Axiata Tbk	3,572,000	2,573,704
Telecom Italia SpA sponsored ADR	26	369
Telenor ASA sponsored ADR (d)	125,100	6,357,582

	Shares	Value
Verizon Communications, Inc.	630,541	$ 23,285,879
Windstream Corp.	15	202
		155,760,543
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		207,687,881
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	40	1,748
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Rackspace Hosting, Inc. (a)(d)	90,700	3,990,800
Support.com, Inc. (a)	326,000	1,564,800
		5,555,600
MEDIA - 8.2%
Cable & Satellite - 8.2%
Comcast Corp. Class A	408,100	10,300,444
DIRECTV (a)	9	452
Kabel Deutschland Holding AG (a)	165,600	11,297,754
Liberty Global, Inc. Class A (a)(d)	98,400	4,432,920
Virgin Media, Inc.	290,600	9,479,372
		35,510,942
Movies & Entertainment - 0.0%
Madison Square Garden Co. Class A (a)	25	688
TOTAL MEDIA		35,511,630
SOFTWARE - 0.7%
Application Software - 0.7%
AsiaInfo Holdings, Inc. (a)(d)	170,800	3,062,444
Synchronoss Technologies, Inc. (a)	3	96
		3,062,540
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	3	15
TOTAL SOFTWARE		3,062,555
WIRELESS TELECOMMUNICATION SERVICES - 33.7%
Wireless Telecommunication Services - 33.7%
American Tower Corp. Class A (a)	484,800	26,896,704
Axiata Group Bhd	3,095,100	5,140,508
Clearwire Corp. Class A (a)(d)	1,476,236	6,790,686
Crown Castle International Corp. (a)	502,383	20,803,680
ICO Global Communications Holdings Ltd. Class A (a)(d)	3,631,577	10,604,205
Leap Wireless International, Inc. (a)(d)	296,158	4,978,416
MetroPCS Communications, Inc. (a)	516,506	9,245,457
MTN Group Ltd.	25	531
NII Holdings, Inc. (a)	358,100	15,634,646
NTELOS Holdings Corp.	32	667
PT Indosat Tbk	6,324,100	3,889,824
SBA Communications Corp. Class A (a)	336,282	13,212,520
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	4,076,350	$ 23,846,648
Telephone & Data Systems, Inc.	58	1,897
Vivo Participacoes SA sponsored ADR	105,525	4,761,288
		145,807,677
TOTAL COMMON STOCKS (Cost $361,312,295)		412,971,063
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 0.14% (b)	19,209,621	19,209,621
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	30,186,100	30,186,100
TOTAL MONEY MARKET FUNDS (Cost $49,395,721)		49,395,721
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $410,708,016)	462,366,784
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(29,597,897)
NET ASSETS - 100%	$ 432,768,887
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,839
Fidelity Securities Lending Cash Central Fund	86,252
Total	$ 88,091
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 412,971,063	$ 412,971,063	$ -	$ -
Money Market Funds	49,395,721	49,395,721	-	-
Total Investments in Securities:	$ 462,366,784	$ 462,366,784	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(580,722)
Total Unrealized Gain (Loss)	580,722
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $417,295,041. Net unrealized appreciation aggregated $45,071,743, of which $74,980,908 related to appreciated investment securities and $29,909,165 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.851743.104

ATLC-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Support Services - 0.8%
Blue Label Telecoms Ltd.	4,339,400	$ 3,504,398
COMMUNICATIONS EQUIPMENT - 1.8%
Communications Equipment - 1.8%
F5 Networks, Inc. (a)	40	4,543
Juniper Networks, Inc. (a)	44,947	1,645,510
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	40	2,296
QUALCOMM, Inc.	109,500	6,415,605
		8,067,954
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
NetApp, Inc. (a)	20	1,095
Synaptics, Inc. (a)	50	1,403
		2,498
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
PT Tower Bersama Infrastructure Tbk	14,459,000	3,769,122
DIVERSIFIED TELECOMMUNICATION SERVICES - 48.0%
Alternative Carriers - 12.0%
AboveNet, Inc.	113,300	8,845,331
Cable & Wireless Worldwide PLC	5	4
Cogent Communications Group, Inc. (a)	712,302	11,076,296
Global Crossing Ltd. (a)	214,886	7,486,628
Iliad SA	7,649	979,411
Level 3 Communications, Inc. (a)	26	60
PAETEC Holding Corp. (a)	644,880	2,876,165
tw telecom, inc. (a)	689,157	14,954,707
Vonage Holdings Corp. (a)	1,196,800	5,708,736
		51,927,338
Integrated Telecommunication Services - 36.0%
AT&T, Inc.	2,154,219	67,987,151
Cable & Wireless PLC	5	4
Cbeyond, Inc. (a)	494,498	7,100,991
CenturyLink, Inc.	883,884	38,174,950
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	215,100	4,749,408
Cincinnati Bell, Inc. New (a)	1,739,000	5,530,020
Frontier Communications Corp.	32	283
PT XL Axiata Tbk	3,572,000	2,573,704
Telecom Italia SpA sponsored ADR	26	369
Telenor ASA sponsored ADR (d)	125,100	6,357,582

	Shares	Value
Verizon Communications, Inc.	630,541	$ 23,285,879
Windstream Corp.	15	202
		155,760,543
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		207,687,881
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	40	1,748
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Rackspace Hosting, Inc. (a)(d)	90,700	3,990,800
Support.com, Inc. (a)	326,000	1,564,800
		5,555,600
MEDIA - 8.2%
Cable & Satellite - 8.2%
Comcast Corp. Class A	408,100	10,300,444
DIRECTV (a)	9	452
Kabel Deutschland Holding AG (a)	165,600	11,297,754
Liberty Global, Inc. Class A (a)(d)	98,400	4,432,920
Virgin Media, Inc.	290,600	9,479,372
		35,510,942
Movies & Entertainment - 0.0%
Madison Square Garden Co. Class A (a)	25	688
TOTAL MEDIA		35,511,630
SOFTWARE - 0.7%
Application Software - 0.7%
AsiaInfo Holdings, Inc. (a)(d)	170,800	3,062,444
Synchronoss Technologies, Inc. (a)	3	96
		3,062,540
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	3	15
TOTAL SOFTWARE		3,062,555
WIRELESS TELECOMMUNICATION SERVICES - 33.7%
Wireless Telecommunication Services - 33.7%
American Tower Corp. Class A (a)	484,800	26,896,704
Axiata Group Bhd	3,095,100	5,140,508
Clearwire Corp. Class A (a)(d)	1,476,236	6,790,686
Crown Castle International Corp. (a)	502,383	20,803,680
ICO Global Communications Holdings Ltd. Class A (a)(d)	3,631,577	10,604,205
Leap Wireless International, Inc. (a)(d)	296,158	4,978,416
MetroPCS Communications, Inc. (a)	516,506	9,245,457
MTN Group Ltd.	25	531
NII Holdings, Inc. (a)	358,100	15,634,646
NTELOS Holdings Corp.	32	667
PT Indosat Tbk	6,324,100	3,889,824
SBA Communications Corp. Class A (a)	336,282	13,212,520
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	4,076,350	$ 23,846,648
Telephone & Data Systems, Inc.	58	1,897
Vivo Participacoes SA sponsored ADR	105,525	4,761,288
		145,807,677
TOTAL COMMON STOCKS (Cost $361,312,295)		412,971,063
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 0.14% (b)	19,209,621	19,209,621
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	30,186,100	30,186,100
TOTAL MONEY MARKET FUNDS (Cost $49,395,721)		49,395,721
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $410,708,016)	462,366,784
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(29,597,897)
NET ASSETS - 100%	$ 432,768,887
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,839
Fidelity Securities Lending Cash Central Fund	86,252
Total	$ 88,091
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 412,971,063	$ 412,971,063	$ -	$ -
Money Market Funds	49,395,721	49,395,721	-	-
Total Investments in Securities:	$ 462,366,784	$ 462,366,784	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(580,722)
Total Unrealized Gain (Loss)	580,722
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $417,295,041. Net unrealized appreciation aggregated $45,071,743, of which $74,980,908 related to appreciated investment securities and $29,909,165 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

May 31, 2011

1.802192.107

TRN-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AEROSPACE & DEFENSE - 0.4%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	122,300	$ 851,979
The Boeing Co.	6,300	491,589
		1,343,568
AIR FREIGHT & LOGISTICS - 32.9%
Air Freight & Logistics - 32.9%
Air Transport Services Group, Inc. (a)	247,708	1,845,425
Atlas Air Worldwide Holdings, Inc. (a)	46,600	2,949,314
C.H. Robinson Worldwide, Inc.	125,396	10,059,267
Dart Group PLC	806,917	1,154,784
Expeditors International of Washington, Inc.	320,400	16,923,528
Express-1 Expedited Solutions, Inc. (a)	735,431	1,647,365
FedEx Corp.	94,300	8,830,252
Hub Group, Inc. Class A (a)	81,200	3,098,592
Pacer International, Inc. (a)	239,700	1,251,234
United Parcel Service, Inc. Class B	725,500	53,316,994
UTI Worldwide, Inc.	189,300	4,208,139
		105,284,894
AIRLINES - 19.2%
Airlines - 19.2%
Air Canada Class A (a)(e)	125,000	286,392
Alaska Air Group, Inc. (a)	95,500	6,450,070
Copa Holdings SA Class A	67,300	4,205,577
Delta Air Lines, Inc. (a)	1,225,302	12,351,044
Hawaiian Holdings, Inc. (a)	67,400	373,396
JetBlue Airways Corp. (a)	170,400	1,034,328
Republic Airways Holdings, Inc. (a)(d)	226,200	1,103,856
Ryanair Holdings PLC sponsored ADR	73,300	2,155,020
SkyWest, Inc.	156,400	2,413,252
Southwest Airlines Co.	1,131,500	13,385,645
United Continental Holdings, Inc. (a)(d)	573,936	13,860,554
US Airways Group, Inc. (a)	417,900	3,802,890
		61,422,024
AUTO COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
Wescast Industries, Inc. Class A (sub. vtg.) (a)	10,100	90,894
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.1%
KAR Auction Services, Inc. (a)	20,900	437,019
MACHINERY - 1.3%
Construction & Farm Machinery & Heavy Trucks - 1.3%
Accuride Corp. (a)	172,151	2,255,178
ASL Marine Holdings Ltd.	1,250,200	608,173
FreightCar America, Inc. (a)	41,400	1,144,710
		4,008,061

	Shares	Value
MARINE - 2.2%
Marine - 2.2%
Box Ships, Inc. (a)	95,800	$ 1,039,430
Kuehne & Nagel International AG	19,380	3,042,540
Navios Maritime Acquisition Corp.	795,932	3,024,542
		7,106,512
ROAD & RAIL - 40.3%
Railroads - 32.1%
CSX Corp.	338,973	26,880,559
Kansas City Southern (a)	187,900	11,065,431
Norfolk Southern Corp.	171,600	12,579,996
Union Pacific Corp.	496,068	52,072,258
		102,598,244
Trucking - 8.2%
Con-way, Inc.	125,900	4,976,827
Contrans Group, Inc.:
(sub. vtg.) (e)	12,800	112,287
Class A	74,100	650,034
Frozen Food Express Industries, Inc. (a)	869,592	3,295,754
J.B. Hunt Transport Services, Inc.	49,500	2,269,575
Landstar System, Inc.	75,200	3,558,464
Marten Transport Ltd.	34,000	762,960
Old Dominion Freight Lines, Inc. (a)	127,100	4,744,643
Saia, Inc. (a)	201,400	3,163,994
Tegma Gestao Logistica	129,900	2,083,803
US 1 Industries, Inc. (a)	800	1,120
USA Truck, Inc. (a)	54,200	640,644
		26,260,105
TOTAL ROAD & RAIL		128,858,349
TRADING COMPANIES & DISTRIBUTORS - 1.3%
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	161,900	2,030,226
Rush Enterprises, Inc. Class A (a)	97,800	1,953,066
		3,983,292
TOTAL COMMON STOCKS (Cost $259,204,978)		312,534,613
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	8,511,793	$ 8,511,793
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,905,250	7,905,250
TOTAL MONEY MARKET FUNDS (Cost $16,417,043)		16,417,043
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $275,622,021)	328,951,656
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(8,862,594)
NET ASSETS - 100%	$ 320,089,062
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $398,679 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 740
Fidelity Securities Lending Cash Central Fund	6,056
Total	$ 6,796
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Frozen Food Express Industries, Inc.	$ 3,757,900	$ -	$ 180,229	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $277,008,772. Net unrealized appreciation aggregated $51,942,884, of which $57,981,343 related to appreciated investment securities and $6,038,459 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

May 31, 2011

1.802193.107

UTI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
ELECTRIC UTILITIES - 43.3%
Electric Utilities - 43.3%
American Electric Power Co., Inc.	602,600	$ 23,019,320
Edison International	889,992	35,030,085
Entergy Corp.	60,500	4,123,075
Exelon Corp.	835,850	34,980,323
ITC Holdings Corp.	319,705	23,111,474
NextEra Energy, Inc.	874,179	50,658,672
NV Energy, Inc.	1,480,201	23,342,770
Progress Energy, Inc.	269,430	12,830,257
		207,095,976
GAS UTILITIES - 8.6%
Gas Utilities - 8.6%
National Fuel Gas Co.	229,192	16,510,992
ONEOK, Inc.	259,799	18,469,111
UGI Corp.	184,500	6,047,910
		41,028,013
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 14.9%
Independent Power Producers & Energy Traders - 14.9%
AES Corp. (a)	1,543,259	20,000,637
Calpine Corp. (a)	937,696	14,806,220
Constellation Energy Group, Inc.	559,634	20,807,192
GenOn Energy, Inc. (a)	1,344,700	5,365,353
NRG Energy, Inc. (a)	419,100	10,376,916
		71,356,318
MULTI-UTILITIES - 30.9%
Multi-Utilities - 30.9%
CenterPoint Energy, Inc.	932,257	18,020,528

	Shares	Value
NiSource, Inc.	972,750	$ 19,746,825
OGE Energy Corp.	274,061	13,996,295
PG&E Corp.	634,624	27,529,989
Public Service Enterprise Group, Inc.	1,005,211	33,674,569
Sempra Energy	632,991	34,922,113
		147,890,319
TOTAL COMMON STOCKS (Cost $420,827,922)		467,370,626
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.14% (b) (Cost $1,746,349)	1,746,349	1,746,349
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $422,574,271)	469,116,975
NET OTHER ASSETS (LIABILITIES) - 1.9%	9,311,935
NET ASSETS - 100%	$ 478,428,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,752
Fidelity Securities Lending Cash Central Fund	481
Total	$ 2,233
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $424,801,850. Net unrealized appreciation aggregated $44,315,125, of which $47,094,088 related to appreciated investment securities and $2,778,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

May 31, 2011

1.802194.107

WIR-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 27.3%
Communications Equipment - 27.3%
Alcatel-Lucent SA sponsored ADR (a)	290,800	$ 1,648,836
Aruba Networks, Inc. (a)(d)	222,384	6,320,153
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	41,500	232,400
Harris Corp.	62,300	3,080,112
InterDigital, Inc.	7,300	313,973
Meru Networks, Inc. (a)	11,400	204,174
Motorola Mobility Holdings, Inc.	335,860	8,443,520
Motorola Solutions, Inc.	277,568	13,287,180
QUALCOMM, Inc.	572,750	33,557,423
Research In Motion Ltd. (a)	228,500	9,791,226
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	646,800	9,598,512
ViaSat, Inc. (a)	89,700	3,971,019
		90,448,528
COMPUTERS & PERIPHERALS - 4.0%
Computer Hardware - 4.0%
Apple, Inc. (a)	37,900	13,182,757
DIVERSIFIED TELECOMMUNICATION SERVICES - 7.5%
Alternative Carriers - 0.2%
Iliad SA	4,392	562,371
Integrated Telecommunication Services - 7.3%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	316,000	6,977,280
Deutsche Telekom AG	100	1,486
Telefonica SA sponsored ADR	308,400	7,503,372
Verizon Communications, Inc.	266,800	9,852,924
		24,335,062
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		24,897,433
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Fushi Copperweld, Inc. (a)	110,200	740,544
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Active Network, Inc.	2,600	47,710
Google, Inc. Class A (a)	6,200	3,279,924
Renren, Inc. ADR	2,400	30,840
		3,358,474
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
Amdocs Ltd. (a)	60,700	1,847,708

	Shares	Value
MEDIA - 3.9%
Cable & Satellite - 3.9%
Virgin Media, Inc. (d)	397,500	$ 12,966,450
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Semiconductors - 2.3%
Avago Technologies Ltd.	5,500	185,845
NVIDIA Corp. (a)	280,900	5,629,236
RF Micro Devices, Inc. (a)	265,900	1,675,170
Silicon Motion Technology Corp. sponsored ADR (a)	3,900	47,580
		7,537,831
SOFTWARE - 5.9%
Application Software - 5.9%
AsiaInfo Holdings, Inc. (a)(d)	204,100	3,659,513
BroadSoft, Inc. (a)	44,300	1,751,622
Gameloft (a)	1,149,362	8,334,079
Motricity, Inc. (a)	3,400	31,654
Nuance Communications, Inc. (a)	75,800	1,664,568
Synchronoss Technologies, Inc. (a)	126,000	4,044,600
		19,486,036
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)(d)	28,623	145,691
TOTAL SOFTWARE		19,631,727
WIRELESS TELECOMMUNICATION SERVICES - 47.1%
Wireless Telecommunication Services - 47.1%
America Movil SAB de CV Series L sponsored ADR	400	21,080
American Tower Corp. Class A (a)	345,092	19,145,704
China Mobile (Hong Kong) Ltd. sponsored ADR (d)	137,000	6,270,490
Clearwire Corp. Class A (a)(d)	1,132,600	5,209,960
Crown Castle International Corp. (a)	329,500	13,644,595
KDDI Corp.	6	43,029
Leap Wireless International, Inc. (a)(d)	112,250	1,886,923
MetroPCS Communications, Inc. (a)	178,900	3,202,310
Millicom International Cellular SA unit	93,100	10,761,393
NII Holdings, Inc. (a)	351,500	15,346,490
NTELOS Holdings Corp.	111,100	2,316,435
NTT DoCoMo, Inc. sponsored ADR	1,900	35,359
PT Indosat Tbk	2,700	1,661
SBA Communications Corp. Class A (a)	294,300	11,563,047
Sprint Nextel Corp. (a)	4,105,531	24,017,356
Telephone & Data Systems, Inc.	1,140	37,278
U.S. Cellular Corp. (a)	21,900	1,081,860
VimpelCom Ltd. sponsored ADR	2,500	35,200
Vodafone Group PLC sponsored ADR	1,482,200	41,546,066
		156,166,236
TOTAL COMMON STOCKS (Cost $305,540,630)		330,777,688
Money Market Funds - 7.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $26,275,500)	26,275,500	$ 26,275,500
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $331,816,130)	357,053,188
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(25,220,213)
NET ASSETS - 100%	$ 331,832,975
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 449
Fidelity Securities Lending Cash Central Fund	65,080
Total	$ 65,529
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 330,777,688	$ 330,734,659	$ 43,029	$ -
Money Market Funds	26,275,500	26,275,500	-	-
Total Investments in Securities:	$ 357,053,188	$ 357,010,159	$ 43,029	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $340,753,560. Net unrealized appreciation aggregated $16,299,628, of which $36,474,053 related to appreciated investment securities and $20,174,425 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011